UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-9689

                            Wells Fargo Master Trust
               (Exact name of registrant as specified in charter)

             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

                      Date of fiscal year end: May 31, 2005

                   Date of reporting period: February 28, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS
===============================
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
ASSET-BACKED SECURITIES - 12.25%
$     1,115,434  BANK AMERICA MANUFACTURED HOUSING CONTRACT SERIES 1997-1
                   CLASS A8                                                           6.73%      06/10/2023   $    1,117,896
      7,500,000  BRAZOS HIGHER EDUCATION AUTHORITY INCORPORATED SERIES 2005-4
                 CLASS A5+/-                                                          4.91       12/01/2040        7,500,000
      1,033,783  BRAZOS STUDENT LOAN FINANCE CORPORATION SERIES 1997-A CLASS
                   A2+/-                                                              4.66       12/01/2021        1,032,429
      6,000,000  CHASE FUNDING MORTGAGE LOAN SERIES 2002-1 CLASS 1A5+/-               6.60       02/25/2032        6,083,338
        250,261  CONTIMORTGAGE HOME EQUITY LOAN TRUST SERIES 1997-4 CLASS A7          6.63       09/15/2016          248,607
      2,310,000  CROWN CASTLE TOWERS LLC SERIES 2005-1A CLASS AFX++                   4.64       06/15/2035        2,247,236
        596,643  EQCC HOME EQUITY LOAN TRUST SERIES 1999-2 CLASS A6F                  6.69       07/25/2030          597,028
      2,410,890  GREEN TREE FINANCIAL CORPORATION SERIES 1997-7 CLASS A8              6.86       07/15/2029        2,461,975
      1,613,512  GREEN TREE HOME EQUITY LOAN TRUST SERIES 1999-C CLASS M2             8.36       07/15/2030        1,631,785
      1,648,602  GSAMP TRUST SERIES 2005-SEA1 CLASS A+/-++                            4.87       04/25/2035        1,648,537
      7,000,000  HARLEY-DAVIDSON MOTORCYCLE TRUST SERIES 2005-3 CLASS AZ              4.41       06/15/2012        6,912,974
      5,799,649  HFC HOME EQUITY LOAN ASSET BACKED CERTIFICATES SERIES 2005-2
                   CLASS A1+/-                                                        4.84       01/20/2035        5,800,290
      4,575,000  HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2005-4 CLASS A4            4.66       11/22/2010        4,505,055
      6,445,000  HOUSEHOLD AUTOMOTIVE TRUST SERIES 2005-3 CLASS A3                    4.80       10/18/2010        6,420,798
      7,650,000  HYUNDAI AUTO RECEIVABLES TRUST SERIES 2005-A CLASS A4                4.18       02/15/2012        7,431,281
      3,800,000  KEYCORP STUDENT LOAN TRUST SERIES 1999-B CLASS CTFS+/-               5.11       11/25/2036        3,815,010
      6,860,000  NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2003-C CLASS A5           3.21       03/16/2009        6,696,664
      1,500,000  NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2005-C CLASS A3           4.19       07/15/2009        1,480,591
      4,125,000  ONYX ACCEPTANCE GRANTOR TRUST SERIES 2004-C CLASS A4                 3.50       12/15/2011        4,030,162
      4,000,000  ONYX ACCEPTANCE GRANTOR TRUST SERIES 2005-B CLASS A4                 4.34       05/15/2012        3,918,168
      2,077,955  RESIDENTIAL FUNDING MORTGAGE SECURITIES II SERIES 2002-HI3
                   CLASS A6                                                           5.98       08/25/2019        2,075,479
     12,456,363  SMALL BUSINESS ADMINISTRATION SERIES 2005-P10B CLASS 1               4.94       08/10/2015       12,345,127
      4,000,000  SMALL BUSINESS ADMINISTRATION SERIES 2006-P10A CLASS1                5.41       02/10/2016        4,000,000
      6,000,000  TERWIN MORTGAGE TRUST SERIES 2006-2HGS CLASS A1++                    4.50       03/25/2037        5,946,420
      4,000,000  TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2005-B CLASS A3            4.28       06/14/2010        3,950,165
      6,000,000  TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-A CLASS A4            4.88       04/12/2013        5,954,665
      1,368,677  WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2004-HE1
                   CLASS A+/-                                                         4.80       06/25/2034        1,369,622
      5,000,000  WFS FINANCIAL OWNER TRUST SERIES 2005-3 CLASS A4                     3.90       05/19/2013        4,912,998

TOTAL ASSET-BACKED SECURITIES (COST $117,146,807)                                                                116,134,300
                                                                                                              --------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 12.78%
      4,260,000  BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                   2005-6 CLASS ASB+/-                                                5.18       09/10/2047        4,233,243
      6,000,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2005-PW10
                   CLASS AAB                                                          5.38       12/11/2040        6,021,719
      8,329,440  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-27 CLASS 3A1+/-       4.61       08/25/2035        8,329,440
      2,873,489  COUNTRYWIDE HOME LOANS SERIES 2004-R1 CLASS 2A++                     6.50       11/25/2034        2,921,061
      6,816,339  COUNTRYWIDE HOME LOANS SERIES 2005-R1 CLASS 1AF1+/-++                4.94       03/25/2035        6,839,928
      5,416,226  COUNTRYWIDE HOME LOANS SERIES 2005-R3 CLASS AF+/-++                  4.98       09/25/2035        5,341,699
      3,155,610  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                   2004-AR5 CLASS 10A1+/-                                             5.00       05/01/2034        3,120,376
         21,910  FANNIE MAE SERIES 1988-5 CLASS Z                                     9.20       03/25/2018           22,916
      5,740,661  FANNIE MAE SERIES 2002-9 CLASS PC<<                                  6.00       03/25/2017        5,843,820
     22,100,106  FANNIE MAE SERIES 2005-29 CLASS WQ<<                                 5.50       04/25/2035       21,954,033
      8,983,632  FANNIE MAE WHOLE LOAN SERIES 2002-W4 CLASS A4                        6.25       05/25/2042        9,056,186
      5,155,840  FANNIE MAE WHOLE LOAN SERIES 2004-W11 CLASS 1A3                      7.00       05/25/2044        5,322,846
      2,660,802  FANNIE MAE WHOLE LOAN SERIES 2004-W8 CLASS 3A                        7.50       06/25/2044        2,787,055
      8,771,000  FNMA SERIES 2002-6 CLASS PD<<                                        6.00       02/25/2017        8,947,138
        204,964  HARBORVIEW MORTGAGE LOAN TRUST SERIES 2004-11 CLASS 3A2A+/-          4.91       01/19/2035          205,472
      5,550,000  JP MORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                   SERIES 2005-LDP5 CLASS ASB+/-                                      5.17       12/15/2044        5,537,907
        133,139  LF ROTHSCHILD MORTGAGE TRUST SERIES 2 CLASS Z                        9.95       08/01/2017          136,817
        625,123  MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED SERIES 1997-C1
                   CLASS A3                                                           7.12       06/18/2029          627,103
      6,000,000  MERRILL LYNCH MORTGAGE TRUST SERIES 2005-CKI1 CLASS ASB+/-           5.24       11/12/2037        6,003,481
        515,422  NATIONSLINK FUNDING CORPORATION SERIES 1999-SI CLASS A1V+/-          4.92       11/10/2030          516,373
      1,023,815  NATIONSLINK FUNDING CORPORATION SERIES 1999-SL CLASS A4              6.65       11/10/2030        1,025,451
        861,137  NATIONSLINK FUNDING CORPORATION SERIES 1999-SL CLASS D               7.56       11/10/2030          900,096
      4,354,377  NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2004-R2 CLASS A1+/-++     6.50       10/25/2034        4,380,334
        360,697  RESIDENTIAL FUNDING SECURITIES CORPORATION SERIES 2003-RP1
                   CLASS A1+/-                                                        5.08       11/25/2034          362,763
      2,924,113  SEQUOIA MORTGAGE TRUST SERIES 10 CLASS 1A+/-                         4.97       10/20/2027        2,926,692
      3,855,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C20 CLASS
                   A4+/-                                                              5.22       07/15/2042        3,837,341

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$     4,005,459  WASHINGTON MUTUAL MORTGAGE SERIES 2005-AR6 CLASS 2A1A+/-             4.81%      04/25/2045   $    4,003,265

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $122,720,212)                                                    121,204,555
                                                                                                              --------------

CORPORATE BONDS & NOTES - 25.16%

ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS - 0.04%
        375,000  SWIFT ENERGY                                                         7.63       07/15/2011          386,250
                                                                                                              --------------

AEROSPACE, DEFENSE - 0.07%
        600,000  ARMOR HOLDINGS INCORPORATED                                          8.25       08/15/2013          640,500
                                                                                                              --------------

AMUSEMENT & RECREATION SERVICES - 0.19%
        295,000  K2 INCORPORATED<<                                                    7.38       07/01/2014          297,213
      1,480,000  PEARSON DOLLAR FINANCIAL PLC++                                       5.70       06/01/2014        1,468,253

                                                                                                                   1,765,466
                                                                                                              --------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.12%
        675,000  PHILLIPS-VAN HEUSEN                                                  7.75       11/15/2023          715,500
        375,000  RUSSELL CORPORATION<<                                                9.25       05/01/2010          387,187

                                                                                                                   1,102,687
                                                                                                              --------------

BUSINESS SERVICES - 1.04%
        100,000  AFFINITY GROUP INCORPORATED                                          9.00       02/15/2012          100,000
      2,370,000  CENDANT CORPORATION                                                  7.38       01/15/2013        2,608,109
      2,150,000  FISERV INCORPORATED                                                  4.00       04/15/2008        2,080,460
        375,000  IRON MOUNTAIN INCORPORATED                                           8.63       04/01/2013          390,938
      1,750,000  NCR CORPORATION++                                                    7.13       06/15/2009        1,813,270
        600,000  NCR CORPORATION                                                      7.13       06/15/2009          621,692
      2,120,000  THOMPSON CORPORATION                                                 6.20       01/05/2012        2,210,566

                                                                                                                   9,825,035
                                                                                                              --------------

CHEMICALS & ALLIED PRODUCTS - 1.49%
        225,000  AIRGAS INCORPORATED                                                  9.13       10/01/2011          238,781
        500,000  AIRGAS INCORPORATED SERIES MTN                                       7.75       09/15/2006          504,375
      2,650,000  BRISTOL MYERS SQUIBB                                                 5.75       10/01/2011        2,704,020
      1,400,000  HOSPIRA INCORPORATED                                                 4.95       06/15/2009        1,383,498
        375,000  IMC GLOBAL INCORPORATED SERIES B                                    10.88       06/01/2008          415,313
        325,000  IMC GLOBAL INCORPORATED SERIES B<<                                  11.25       06/01/2011          348,563
        475,000  JOHNSONDIVERSEY INCORPORATED SERIES B<<                              9.63       05/15/2012          486,875
        900,000  LYONDELL CHEMICAL COMPANY SERIES A                                   9.63       05/01/2007          931,500
      2,300,000  OLIN CORPORATION                                                     9.13       12/15/2011        2,657,436
        800,000  SENSIENT TECHNOLOGIES                                                6.50       04/01/2009          805,978
      1,500,000  VALSPAR CORPORATION++                                                5.10       08/01/2015        1,429,813
      2,100,000  WYETH                                                                6.95       03/15/2011        2,246,425

                                                                                                                  14,152,577
                                                                                                              --------------

COMMUNICATIONS - 0.84%
      1,900,000  COX COMMUNICATIONS INCORPORATED                                      7.88       08/15/2009        2,023,610
        500,000  L3 COMMUNICATIONS CORPORATION                                        7.63       06/15/2012          523,750
        375,000  PANAMSAT CORPORATION                                                 6.38       01/15/2008          376,875
      1,495,000  QWEST CORPORATION<<                                                  5.63       11/15/2008        1,480,050
        490,000  SINCLAIR BROADCAST GROUP INCORPORATED                                8.75       12/15/2011          515,113
      3,010,000  SPRINT CAPITAL CORPORATION                                           6.00       01/15/2007        3,030,585

                                                                                                                   7,949,983
                                                                                                              --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
CONSUMER SERVICES - 0.27%
$     2,455,000  NIELSEN MEDIA                                                        7.60%      06/15/2009   $    2,581,823
                                                                                                              --------------

DEPOSITORY INSTITUTIONS - 5.30%
      4,400,000  ASSOCIATED BANCORP                                                   6.75       08/15/2011        4,712,637
      6,839,000  BANK AMERICA CAPITAL III+/-                                          5.17       01/15/2027        6,611,884
      2,000,000  CHASE CAPITAL VI+/-                                                  5.31       08/01/2028        1,922,936
      4,000,000  CITY NATIONAL BANK                                                   6.75       09/01/2011        4,299,708
      2,778,000  COLONIAL BANK NA MONTGOMERY AL                                       6.38       12/01/2015        2,838,227
        750,000  CORESTATES CAPITAL TRUST II+/-++                                     5.25       01/15/2027          733,313
      4,426,000  DEPOSIT GUARANTY CORPORATION                                         7.25       05/01/2006        4,442,841
      1,226,000  FARMERS EXCHANGE CAPITAL++                                           7.20       07/15/2048        1,265,791
        500,000  FIRST CITIZENS BANCORP++                                             6.80       04/01/2015          508,250
      3,250,000  FIRSTAR BANK NA                                                      7.13       12/01/2009        3,459,180
      2,000,000  GREATER BAY BANCORP                                                  5.13       04/15/2010        1,971,130
        800,000  HAVEN CAPITAL TRUST I                                               10.46       02/01/2027          883,388
      2,900,000  NATIONAL CAPITAL COMMERCE INCORPORATED+/-                            5.51       04/01/2027        2,899,304
        450,000  NTC CAPITAL TRUST SERIES A+/-                                        5.12       01/15/2027          433,917
      1,225,000  OLD NATIONAL BANK EVANSVILLE IN                                      6.75       10/15/2011        1,282,242
      2,500,000  PNC FUNDING CORPORATION                                              7.50       11/01/2009        2,688,260
      2,875,000  TCF FINANCIAL BANK+/-                                                5.00       06/15/2014        2,816,014
      1,000,000  TCF NATIONAL BANK                                                    5.50       02/01/2016          997,906
      1,425,000  US BANK NATIONAL ASSOCIATION SERIES BKNT                             6.38       08/01/2011        1,500,343
      2,750,000  WACHOVIA BANK NA CHARLOTTE SERIES BKNT                               7.80       08/18/2010        3,027,956
      1,000,000  WACHOVIA CAPITAL TRUST I+/-                                          5.80       08/29/2049          994,344

                                                                                                                  50,289,571
                                                                                                              --------------

EDUCATIONAL SERVICES - 0.85%
      2,235,000  MASSACHUSETTS INSTITUTE OF TECHNOLOGY                                7.25       11/02/2049        2,858,623
      5,000,000  STANFORD UNIVERSITY SERIES MTNA                                      6.16       04/30/2011        5,235,025

                                                                                                                   8,093,648
                                                                                                              --------------

ELECTRIC, GAS & SANITARY SERVICES - 0.42%
      2,500,000  DUKE ENERGY FIELD SERVICES LLC                                       7.88       08/16/2010        2,739,735
        285,000  MASSEY ENERGY COMPANY++                                              6.63       11/15/2010          291,413
        500,000  PEOPLES ENERGY CORPORATION                                           6.90       01/15/2011          530,562
        380,000  SEMCO ENERGY INCORPORATED                                            7.13       05/15/2008          382,876

                                                                                                                   3,944,586
                                                                                                              --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
 EQUIPMENT - 0.58%
        350,000  FLEXTRONICS INTERNATIONAL<<                                          6.25       11/15/2014          348,250
      1,400,000  SOLECTRON CORPORATION SERIES B                                       7.38       03/01/2006        1,400,000
        347,650  TENASKA ALABAMA PART++                                               7.00       06/30/2021          358,849
      3,350,000  THOMAS & BETTS CORPORATION SERIES MTN                                6.63       05/07/2008        3,411,647

                                                                                                                   5,518,746
                                                                                                              --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.10%
        860,000  US ONCOLOGY INCORPORATED                                             9.00       08/15/2012          920,200
                                                                                                              --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.06%
        525,000  VALMONT INDUSTRIES INCORPORATED                                      6.88       05/01/2014          526,312
                                                                                                              --------------

FOOD & KINDRED PRODUCTS - 1.08%
      1,000,000  CADBURY SCHWEPPES US FINANCE LLC++                                   3.88       10/01/2008          965,411
      2,650,000  CONAGRA FOODS INCORPORATED                                           7.88       09/15/2010        2,885,050
        375,000  CONSTELLATION BRANDS INCORPORATED SERIES B                           8.00       02/15/2008          390,938
        485,000  CORN PRODUCTS INTERNATIONAL INCORPORATED                             8.25       07/15/2007          501,936
        745,000  COTT BEVERAGES USA INCORPORATED                                      8.00       12/15/2011          765,487
      2,500,000  KELLOGG COMPANY                                                      6.60       04/01/2011        2,640,427

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
FOOD & KINDRED PRODUCTS (CONTINUED)
$     1,600,000  KRAFT FOODS INCORPORATED                                             6.25%      06/01/2012   $    1,673,923
        375,000  LAND O' LAKES INCORPORATED                                           9.00       12/15/2010          405,000

                                                                                                                  10,228,172
                                                                                                              --------------

FORESTRY - 0.03%
        500,000  TEMBEC INDUSTRIES<<                                                  8.63       06/30/2009          277,500
                                                                                                              --------------

GENERAL MERCHANDISE STORES - 0.09%
        375,000  JEAN COUTU GROUP INCORPORATED<<                                      7.63       08/01/2012          375,000
        475,000  RITE AID CORPORATION                                                 9.50       02/15/2011          498,750

                                                                                                                     873,750
                                                                                                              --------------

HEALTH SERVICES - 0.64%
      3,650,000  AMERICAN ASSOCIATION OF RETIRED PERSONS++                            7.50       05/01/2031        4,492,679
      1,450,000  HEALTHSOUTH CORPORATION                                              7.63       06/01/2012        1,591,375

                                                                                                                   6,084,054
                                                                                                              --------------

HOLDING & OTHER INVESTMENT OFFICES - 0.84%
      3,008,000  MANUFACTURES & TRADERS+/-                                            5.59       12/28/2020        3,005,034
      2,250,000  NATIONAL CITY BANK OF COLUMBUS SERIES 4                              7.25       07/15/2010        2,428,722
        250,000  NATIONAL CITY BANK OF KENTUCKY SERIES BANK NOTE                      6.30       02/15/2011          261,759
      2,145,000  PRINCIPAL LIFE GLOBAL FUNDING I++                                    6.25       02/15/2012        2,245,779

                                                                                                                   7,941,294
                                                                                                              --------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.17%
      1,625,000  STEELCASE INCORPORATED                                               6.38       11/15/2006        1,622,705
                                                                                                              --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.06%
        525,000  MANDALAY RESORT GROUP                                                6.38       12/15/2011          526,313
                                                                                                              --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.17%
        500,000  AMERICAN STANDARD INCORPORATED                                       8.25       06/01/2009          537,751
        400,000  BRIGGS & STRATTON CORPORATION                                        8.88       03/15/2011          448,000
        625,000  UNISYS CORPORATION<<                                                 6.88       03/15/2010          598,437

                                                                                                                   1,584,188
                                                                                                               -------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.53%
      2,000,000  ALLSTATE FINANCIAL GLOBAL FUNDING++                                  6.50       06/14/2011        2,112,230
      2,670,000  NLV FINANCIAL CORPORATION++                                          7.50       08/15/2033        2,934,779

                                                                                                                   5,047,009
                                                                                                              --------------

INSURANCE CARRIERS - 3.99%
      2,675,000  BLUE CROSS & BLUE SHIELD OF FLORIDA++                                8.25       11/15/2011        3,027,145
      3,200,000  JOHN HANCOCK GLOBAL FUNDING II++                                     7.90       07/02/2010        3,555,997
        750,000  LINCOLN NATIONAL CORPORATION                                         6.20       12/15/2011          786,278
      3,007,000  MARKEL CORPORATION                                                   7.20       08/15/2007        3,076,600
      4,450,000  MINNESOTA LIFE INSURANCE COMPANY++                                   8.25       09/15/2025        5,740,936
      3,000,000  MONUMENTAL GLOBAL FUNDING II++                                       4.63       03/15/2010        2,955,780
      2,900,000  NEW YORK LIFE GLOBAL FUNDING++                                       5.38       09/15/2013        2,942,064
      1,650,000  PROTECTIVE LIFE US FUNDING TRUST++                                   5.88       08/15/2006        1,655,432
      3,523,000  PRUDENTIAL INSURANCE COMPANY OF AMERICA++                            7.65       07/01/2007        3,634,633
      2,782,000  REINSURANCE GROUP OF AMERICA++                                       7.25       04/01/2006        2,784,000
      1,385,000  SAFECO CORPORATION                                                   4.88       02/01/2010        1,363,588
      3,700,000  UNITRIN INCORPORATED                                                 5.75       07/01/2007        3,702,090

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
INSURANCE CARRIERS (CONTINUED)
$     2,675,000  WR BERKLEY CORPORATION                                               5.13%      09/30/2010   $    2,634,394

                                                                                                                  37,858,937
                                                                                                              --------------

MACHINERY - 0.08%
        600,000  JLG INDUSTRIES INCORPORATED<<                                        8.25       05/01/2008          627,000
        100,000  JLG INDUSTRIES INCORPORATED<<                                        8.38       06/15/2012          105,750

                                                                                                                     732,750
                                                                                                              --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.72%
        425,000  CENTRAL GARDEN & PET COMPANY                                         9.13       02/01/2013          448,375
      3,300,000  GENERAL ELECTRIC COMPANY                                             5.00       02/01/2013        3,265,980
      2,000,000  HONEYWELL INTERNATIONAL INCORPORATED                                 6.13       11/01/2011        2,088,212
        585,000  JACUZZI BRANDS INCORPORATED                                          9.63       07/01/2010          631,800
        375,000  OWENS-BROCKWAY                                                       8.88       02/15/2009          390,469

                                                                                                                   6,824,836
                                                                                                              --------------

MISCELLANEOUS RETAIL - 0.12%
        800,000  PROLOGIS++                                                           5.25       11/15/2010          795,238
        380,000  REMINGTON ARMS COMPANY INCORPORATED<<                               10.50       02/01/2011          323,000

                                                                                                                   1,118,238
                                                                                                              --------------

MOTION PICTURES - 0.33%
      3,000,000  TIME WARNER INCORPORATED                                             6.75       04/15/2011        3,144,489
                                                                                                              --------------

NATIONAL SECURITY & INTERNATIONAL AFFAIRS - 0.28%
      2,350,000  GOODRICH CORPORATION                                                 7.63       12/15/2012        2,640,291
                                                                                                              --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.83%
      2,575,000  ATHENA NEUROSCIENCES FINANCE LLC<<                                   7.25       02/21/2008        2,504,188
      3,500,000  FORD MOTOR CREDIT COMPANY<<                                          7.38       10/28/2009        3,233,023
      2,100,000  GENERAL MOTORS ACCEPTANCE CORPORATION                                7.75       01/19/2010        1,979,166
        200,000  GENERAL MOTORS ACCEPTANCE CORPORATION+/-                             6.61       12/01/2014          176,007

                                                                                                                   7,892,384
                                                                                                              --------------

OIL & GAS EXTRACTION - 0.40%
      2,250,000  MARATHON OIL CORPORATION CONSOLIDATED                                6.85       03/01/2008        2,321,987
        150,000  MARKWEST ENERGY++                                                    6.88       11/01/2014          141,000
        275,000  PARKER DRILLING COMPANY                                              9.63       10/01/2013          308,000
        525,000  PIONEER NATURAL RESOURCES COMPANY                                    6.50       01/15/2008          532,375
        250,000  POGO PRODUCING COMPANY                                               6.63       03/15/2015          250,625
        300,000  STONE ENERGY CORPORATION                                             6.75       12/15/2014          286,500

                                                                                                                   3,840,487
                                                                                                              --------------

PAPER & ALLIED PRODUCTS - 0.25%
      1,750,000  INTERNATIONAL PAPER COMPANY                                          6.75       09/01/2011        1,838,147
        600,000  SOLO CUP COMPANY<<                                                   8.50       02/15/2014          534,000

                                                                                                                   2,372,147
                                                                                                              --------------

PERSONAL SERVICES - 0.09%
        355,000  ALDERWOODS GROUP INCORPORATED                                        7.75       09/15/2012          366,537
        500,000  SERVICE CORPORATION INTERNATIONAL                                    6.50       03/15/2008          505,000

                                                                                                                     871,537
                                                                                                              --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
PRIMARY METAL INDUSTRIES - 0.11%
$       125,000  CENTURY ALUMINUM COMPANY                                             7.50%      08/15/2014   $      130,000
        100,000  INTERNATIONAL STEEL GROUP                                            6.50       04/15/2014          100,750
        500,000  ISPAT INLAND ULC+/-                                                 11.28       04/01/2010          515,000
        273,000  UNITED STATES STEEL CORPORATION                                     10.75       08/01/2008          301,665

                                                                                                                   1,047,415
                                                                                                              --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.56%
      2,235,000  AMERICAN GREETINGS CORPORATION                                       6.10       08/01/2028        2,265,731
        500,000  HOUGHTON MIFFLIN COMPANY                                             8.25       02/01/2011          522,500
      2,350,000  VIACOM INCORPORATED                                                  7.70       07/30/2010        2,539,302

                                                                                                                    5,327,53
                                                                                                              --------------

REAL ESTATE - 0.28%
      1,300,000  HOUSING URBAN DEVELOPMENT SERIES 04-A                                5.08       08/01/2013        1,312,275
      1,250,000  SHURGARD STORAGE CENTERS                                             7.75       02/22/2011        1,366,271

                                                                                                                   2,678,546
                                                                                                              --------------

RECREATION - 0.02%
        200,000  AMF BOWLING WORLDWIDE INCORPORATED                                  10.00       03/01/2010          205,000
                                                                                                              --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.65%
      2,500,000  GOLDMAN SACHS GROUP INCORPORATED                                     6.88       01/15/2011        2,667,290
      3,250,000  MORGAN STANLEY                                                       6.75       04/15/2011        3,461,507

                                                                                                                   6,128,797
                                                                                                              ---------------

TRANSPORTATION BY AIR - 0.71%
      1,369,520  CONTINENTAL AIRLINES INCORPORATED SERIES 972A<<                      7.15       06/30/2007        1,282,871
        540,627  CONTINENTAL AIRLINES INCORPORATED SERIES 974C                        6.80       07/02/2007          508,747
        370,000  DELTA AIR LINES INCORPORATED++<<^^                                   9.50       11/18/2008          358,900
      3,247,156  FEDEX CORPORATION SERIES 97-B                                        7.52       01/15/2018        3,431,879
      1,170,960  NORTHWEST AIRLINES INCORPORATED SERIES 991A^^                        6.81       02/01/2020        1,159,250

                                                                                                                   6,741,647
                                                                                                              --------------

TRANSPORTATION EQUIPMENT - 0.36%
        535,000  ALLIANT TECHSYSTEMS INCORPORATED                                     8.50       05/15/2011          559,744
        550,000  DELCO REMY INTERNATIONAL INCORPORATED<<+/-                           8.15       04/15/2009          517,000
        860,000  NAVISTAR INTERNATIONAL<<                                             7.50       06/15/2011          866,450
      1,500,000  NAVISTAR INTERNATIONAL CORPORATION SERIES B<<                        9.38       06/01/2006        1,513,125

                                                                                                                   3,456,319
                                                                                                              --------------

TRANSPORTATION SERVICES - 0.04%
        300,000  TEEKAY SHIPPING CORPORATION                                          8.88       07/15/2011          333,000
                                                                                                              --------------

VENTURE CAPITAL - 0.25%
      2,500,000  DEVELOPERS DIVERSIFIED REALTY CORPORATION (REIT)                     3.88       01/30/2009        2,386,610
                                                                                                              --------------

WATER TRANSPORTATION - 0.04%
         400,000  OVERSEAS SHIPHOLDING GROUP<<                                        8.25       03/15/2013          426,500
                                                                                                              --------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.07%
        200,000  AVIALL INCORPORATED                                                  7.63       07/01/2011          206,500

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
WHOLESALE TRADE NON-DURABLE GOODS (CONTINUED)
$       500,000  SPECTRUM BRANDS INCORPORATED                                         7.38%      02/01/2015   $      431,250

                                                                                                                     637,750
                                                                                                              --------------

TOTAL CORPORATE BONDS & NOTES (COST $234,966,559)                                                                238,547,582
                                                                                                              --------------

FOREIGN CORPORATE BONDS - 0.03%
        250,000  NOVELIS INCORPORATED++                                                                              242,500

TOTAL FOREIGN CORPORATE BONDS (COST $250,000)                                                                        242,500
                                                                                                              --------------

MUNICIPAL BONDS & NOTES - 3.31%
      2,300,000  BRIDGEPORT COUNTY GO TAXABLE PENSION BONDS FGIC INSURED              7.33       01/15/2007        2,342,090
      1,000,000  CITY OF CHICAGO IL SERIES C   (PROPERTY TAX REVENUE LOC)             4.88       01/01/2015          981,660
      3,035,000  CITY OF MINNEAPOLIS MN SERIES A                                      6.00       02/01/2026        3,108,720
      5,030,000  HUDSON COUNTY NJ IMPROVEMENT AUTHORITY FACILITIES LEASING
                   REVENUE                                                            7.40       12/01/2025        6,188,459
      5,160,000  INDIANA BOND BANK REVENUE                                            4.73       01/15/2014        5,024,034
      1,215,000  KENTUCKY HOUSING CORPORATION HOUSING REVENUE SERIES D                5.15       01/01/2013        1,202,510
        440,000  KENTUCKY HOUSING CORPORATION HOUSING REVENUE SERIES D                5.21       01/01/2014          434,958
        890,000  LA CROSSE WI SERIES B                                                5.00       12/01/2009          881,207
        940,000  LA CROSSE WI SERIES B                                                5.20       12/01/2010          935,544
      2,210,000  LOYOLA UNIVERSITY ILLINOIS                                           4.80       07/01/2013        2,129,180
      2,000,000  MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                   SERIES 15                                                          6.05       01/01/2012        2,095,820
      3,000,000  NEW YORK STATE ENVIRONMENTAL FACILITIES CORPORATION SERIES B         4.90       12/15/2011        2,965,560
      1,015,000  STATE OF ILLINOIS                                                    4.95       06/01/2023          984,012
      1,000,000  STATE OF TEXAS                                                       7.15       12/01/2009        1,064,250
      1,000,000  STRATFORD CT                                                         6.28       02/15/2009        1,032,060

                                                                                                                  31,370,064
                                                                                                              --------------

TOTAL MUNICIPAL BONDS & NOTES (COST $30,368,608)                                                                  31,370,064
                                                                                                               -------------

AGENCY SECURITIES - 34.63%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 11.31%
      7,480,279  FHLMC #1G-0157+/-                                                    4.48       03/01/2035        7,359,947
         28,977  FHLMC #410425+/-                                                     5.47       09/01/2026           29,704
         20,949  FHLMC #410464+/-                                                     5.93       11/01/2026           21,447
        202,442  FHLMC #606279+/-                                                     4.79       02/01/2015          203,387
         63,639  FHLMC #846367+/-                                                     5.44       04/01/2029           65,241
      1,328,962  FHLMC #90248<<                                                       6.00       06/01/2017        1,351,270
      1,291,854  FHLMC #A15838<<                                                      5.50       12/01/2033        1,283,659
      3,237,451  FHLMC #A16678<<                                                      5.50       12/01/2033        3,216,914
      1,364,551  FHLMC #E90573<<                                                      6.00       07/01/2017        1,387,456
      8,735,839  FHLMC SERIES 1675 CLASS KZ<<                                         6.50       02/15/2024        9,014,988
      9,172,335  FHLMC SERIES 2358 CLASS PD<<                                         6.00       09/15/2016        9,333,589
     16,074,353  FHLMC SERIES 2363 CLASS PF<<                                         6.00       09/15/2016       16,353,190
     20,946,699  FHLMC SERIES 2416 CLASS PE<<                                         6.00       10/15/2021       21,250,537
      2,161,921  FHLMC SERIES 2439 CLASS LG<<                                         6.00       09/15/2030        2,183,275
      3,699,444  FHLMC SERIES T-20 CLASS A6+/-                                        7.49       09/25/2029        3,696,688
     25,503,723  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42 CLASS A4Z       6.50       02/25/2042       26,045,678
      4,199,322  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-58 CLASS 4A        7.50       09/25/2043        4,380,418

                                                                                                                 107,177,388
                                                                                                              --------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 20.26%
      1,877,030  FNMA+/-<<                                                            4.68       04/01/2034        1,885,673
      5,082,518  FNMA<<                                                               5.50       05/01/2034        5,046,518
      3,303,944  FNMA<<                                                               5.00       09/01/2034        3,210,392
      4,657,005  FNMA+/-<<                                                            4.53       04/01/2044        4,680,233
         26,015  FNMA #342042+/-                                                      5.55       06/01/2025           26,451
         16,566  FNMA #344689+/-                                                      5.04       11/01/2025           16,683

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$        48,248  FNMA #344692+/-                                                      5.67%      10/01/2025   $       48,812
         41,556  FNMA #347712+/-                                                      5.50       06/01/2026           42,636
      4,748,046  FNMA #383017<<                                                       6.49       01/01/2008        4,804,900
      4,708,204  FNMA #386890                                                         3.99       04/01/2011        4,472,794
      7,089,011  FNMA #555326<<                                                       5.50       04/01/2033        7,025,635
        557,016  FNMA #557072+/-                                                      4.88       06/01/2040          562,593
      1,390,144  FNMA #656566<<                                                       5.50       04/01/2018        1,396,971
      3,800,696  FNMA #678939<<                                                       5.50       02/01/2018        3,819,361
        593,342  FNMA #701350<<                                                       5.50       04/01/2018          596,256
     12,571,609  FNMA #725232<<                                                       5.00       03/01/2034       12,259,174
      4,591,801  FNMA #725250<<                                                       5.00       03/01/2034        4,461,784
      7,768,479  FNMA #725314<<                                                       5.00       04/01/2034        7,575,414
      3,426,612  FNMA #731996+/-<<                                                    4.03       09/01/2033        3,369,573
      3,685,390  FNMA #739757+/-<<                                                    4.04       08/01/2033        3,625,797
      8,008,326  FNMA #741305<<                                                       5.00       09/01/2018        7,905,003
      4,120,964  FNMA #741458<<+/-                                                    4.51       10/01/2033        4,079,112
      5,380,700  FNMA #760762<<                                                       4.89       04/01/2012        5,306,479
      5,084,606  FNMA #763644<<                                                       5.50       01/01/2034        5,039,149
      8,763,558  FNMA #765178<<                                                       5.00       01/01/2019        8,650,491
      1,765,427  FNMA #765769<<                                                       5.00       02/01/2019        1,742,649
      8,582,346  FNMA #789463+/-<<                                                    4.40       06/01/2034        8,393,877
      8,115,912  FNMA #801908                                                         5.00       11/01/2019        8,011,200
      4,642,287  FNMA #834933+/-<<                                                    5.07       07/01/2035        4,603,627
        945,621  FNMA GRANTOR TRUST SERIES 2002-T4 CLASS A2                           7.00       12/25/2041          972,632
      4,234,639  FNMA GRANTOR TRUST SERIES 2004-T2                                    6.00       11/25/2034        4,242,795
      5,378,267  FNMA GRANTOR TRUST SERIES 2004-T3 CLASS A1                           6.00       02/25/2044        5,413,699
     19,219,062  FNMA POOL 725773<<                                                   5.50       09/01/2034       19,047,244
      1,194,768  FNMA SERIES 1998-M6 CLASS A2                                         6.32       08/15/2008        1,219,026
      3,360,122  FNMA SERIES 2001-M1 CLASS B<<                                        6.12       05/25/2013        3,417,559
      2,327,130  FNMA SERIES 2002-90 CLASS A2                                         6.50       11/25/2042        2,376,948
      4,125,005  FNMA SERIES 2003-86 CLASS PT<<                                       4.50       09/25/2018        4,018,895
     19,369,505  FNMA SERIES 2003-92 CLASS HP<<                                       4.50       09/25/2018       18,872,552
      7,438,069  FNMA SERIES 2003-97 CLASS CA<<                                       5.00       10/25/2018        7,360,276
      1,494,458  FNMA SERIES 2003-W4 3A                                               7.00       10/25/2042        1,536,340
        922,917  FNMA WHOLE LOAN                                                      7.00       12/25/2033          948,685

                                                                                                                 192,085,888
                                                                                                              --------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.74%
        211,309  GNMA #345066                                                         6.50       10/15/2023          220,473
        156,480  GNMA #346960                                                         6.50       12/15/2023          163,267
        127,439  GNMA #354692                                                         6.50       11/15/2023          132,966
        210,061  GNMA #361398                                                         6.50       01/15/2024          219,358
        257,046  GNMA #366641                                                         6.50       11/15/2023          268,194
         47,523  GNMA #473917                                                         7.00       04/15/2028           49,648
         79,656  GNMA #473918                                                         7.00       04/15/2028           83,219
        420,543  GNMA #531436                                                         7.00       06/15/2042          467,294
          8,875  GNMA #531965                                                         7.72       12/15/2041            9,740
        296,852  GNMA #533858                                                         7.35       06/15/2042          324,395
        642,546  GNMA #780626                                                         7.00       08/15/2027          671,360
     21,373,380  GNMA SERIES 2003-38 CLASS JC+/-<<                                    6.99       08/16/2042       23,375,014

                                                                                                                  25,984,928
                                                                                                              --------------

STUDENT LOAN MARKETING ASSOCIATION - 0.32%
      3,000,000  SLMA SERIES 1999-3 CLASS CTFS+/-                                     4.60       01/26/2015        3,028,371
                                                                                                              --------------

TOTAL AGENCY SECURITIES (COST $332,920,342)                                                                      328,276,575
                                                                                                              --------------

PRIVATE INVESTMENT PARTNERSHIPS - 0.17%
      2,500,000  TOLL ROAD INVESTMENT PARTNERSHIP II LIMITED PARTNERSHIP++^           5.43       02/15/2015        1,534,702
            349  PPM AMERICA CBO II LIMITED PARTNERSHIP                                                               39,308
                                                                                                              --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
TOTAL PRIVATE INVESTMENT PARTNERSHIPS (COST $1,804,765)                                                            1,574,010
                                                                                                              --------------

TERM LOANS - 0.18%

$     1,000,000  CITGO PETROLEUM CORPORATION                                          5.94%      11/15/2012   $    1,008,440
        719,231  NOVELIS INCORPORATED TERM LOAN B                                     6.01       01/07/2012          727,322
                                                                                                              --------------

TOTAL TERM LOANS (COST $1,724,796)                                                                                 1,735,762
                                                                                                              --------------

US TREASURY SECURITIES - 9.92%

US TREASURY BONDS - 9.92%
      2,500,000  US TREASURY BOND<<                                                   7.25       05/15/2016        3,025,780
      5,250,000  US TREASURY BOND<<                                                   8.00       11/15/2021        7,152,715
     14,400,000  US TREASURY BOND<<                                                   7.25       08/15/2022       18,555,192
     18,865,000  US TREASURY BOND<<                                                   6.25       08/15/2023       22,306,391
      4,310,000  US TREASURY BOND<<                                                   6.75       08/15/2026        5,468,481
      1,730,000  US TREASURY BOND<<                                                   6.13       08/15/2029        2,088,638
     12,000,000  US TREASURY BOND<<                                                   5.38       02/15/2031       13,357,968
      8,925,000  US TREASURY BOND - INFLATION PROTECTED<<&                            3.38       04/15/2032       11,803,661
      9,300,000  US TREASURY BOND - INFLATION PROTECTED<<&                            2.38       01/15/2025       10,321,798

                                                                                                                  94,080,624
                                                                                                              --------------

TOTAL US TREASURY SECURITIES (COST $92,031,240)                                                                   94,080,624
                                                                                                              --------------

COLLATERAL FOR SECURITIES LENDING - 41.83%

SHARES

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.01%
        109,907  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                              109,907
            684  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                         684

                                                                                                                     110,591
                                                                                                              --------------
PRINCIPAL

COLLATERAL INVESTED IN OTHER ASSETS - 41.82%
$       318,332  ABBEY NATIONAL TREASURY SERVICE+/-                                   4.69       01/16/2007          318,695
      4,723,639  AMERICAN EXPRESS BANK FSB+/-                                         4.54       01/26/2007        4,722,884
        220,779  AMERICAN EXPRESS CREDIT CORPORATION+/-                               4.74       05/16/2006          220,880
      2,977,947  AMERICAN GENERAL FINANCE CORPORATION+/-                              4.60       03/15/2007        2,979,138
      3,600,132  AMSTEL FUNDING CORPORATION                                           4.39       03/28/2006        3,587,928
      5,134,391  AQUIFER FUNDING LIMITED                                              4.55       03/06/2006        5,131,207
      5,134,391  AQUIFER FUNDING LIMITED                                              4.55       03/07/2006        5,130,540
        923,574  AQUINAS FUNDING LLC                                                  4.56       03/23/2006          921,025
         87,387  AQUINAS FUNDING LLC                                                  4.77       05/15/2006           86,534
        256,720  ATLANTIS ONE FUNDING CORPORATION                                     4.55       03/09/2006          256,463
        513,439  ATLAS CAPITAL FUNDING LIMITED                                        4.40       03/09/2006          512,926
      1,254,537  ATLAS CAPITAL FUNDING LIMITED                                        4.62       05/17/2006        1,241,954
      2,898,980  ATOMIUM FUNDING CORPORATION                                          4.46       03/17/2006        2,893,182
      3,286,010  ATOMIUM FUNDING CORPORATION                                          4.54       03/20/2006        3,278,189
     10,268,781  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
                   (MATURITY VALUE $10,270,096)                                       4.61       03/01/2006       10,268,781
     34,913,857  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
                   (MATURITY VALUE $34,918,328)                                       4.61       03/01/2006       34,913,857
        386,004  BETA FINANCE INCORPORATED SERIES MTN+/-                              4.64       06/02/2006          386,092

     40,664,375  BNP PARIBAS REPURCHASE AGREEMENT
                 (MATURITY VALUE $40,669,582)                                         4.61       03/01/2006       40,664,375
      6,261,184  BUCKINGHAM CDO II LLC                                                4.55       03/03/2006        6,259,619
      3,183,322  BUCKINGHAM CDO II LLC                                                4.59       03/24/2006        3,174,122
     10,243,110  BUCKINGHAM CDO II LLC                                                4.58       03/29/2006       10,207,054

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$     9,241,903  BUCKINGHAM CDO LLC                                                   4.55%      03/03/2006   $    9,239,593
      2,255,846  BUCKINGHAM CDO LLC                                                   4.55       03/07/2006        2,254,154
      1,168,074  BUCKINGHAM CDO LLC                                                   4.55       03/08/2006        1,167,058
      2,053,756  BUCKINGHAM CDO LLC                                                   4.56       03/20/2006        2,048,868
      2,567,195  BUCKINGHAM CDO LLC                                                   4.59       03/30/2006        2,557,851
      4,107,513  CAIRN HIGH GRADE FUNDING I                                           4.54       03/02/2006        4,106,979
      2,053,756  CAIRN HIGH GRADE FUNDING I                                           4.56       03/16/2006        2,049,895
      1,848,381  CAIRN HIGH GRADE FUNDING I                                           4.56       03/21/2006        1,843,741
      2,567,195  CAIRN HIGH GRADE FUNDING I                                           4.56       03/23/2006        2,560,110
      2,259,132  CAIRN HIGH GRADE FUNDING I                                           4.56       03/24/2006        2,252,603
      2,002,412  CAIRN HIGH GRADE FUNDING I                                           4.59       03/31/2006        1,994,863
        205,376  CC USA INCORPORATED+/-                                               4.56       07/14/2006          205,380
        293,995  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.48       03/07/2006          293,775
        619,002  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.48       03/10/2006          618,303
         27,520  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.46       03/13/2006           27,479
        935,178  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.56       03/14/2006          933,654
      1,026,878  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.48       03/22/2006        1,024,177
        103,407  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.57       03/23/2006          103,121
      1,329,396  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.54       04/10/2006        1,322,630
      3,080,634  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.57       04/19/2006        3,061,257
      3,115,959  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.71       05/08/2006        3,088,352
      1,223,833  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.73       05/12/2006        1,212,354
        513,439  CITIGROUP INCORPORATED+/-                                            4.62       03/20/2006          513,398
        171,181  CLIPPER RECEIVABLES CORPORATION                                      4.57       03/20/2006          170,773
        718,815  CONCORD MINUTEMAN CAPITAL COMPANY SERIES A                           4.60       04/05/2006          715,616
      3,785,381  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-                        4.55       03/06/2006        3,785,381
      6,520,676  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-                        4.55       03/15/2006        6,520,676
      4,620,952  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-                        4.55       03/08/2007        4,620,952
      6,099,964  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     4.55       03/09/2006        6,093,864
      2,485,045  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     4.56       03/13/2006        2,481,318
      1,610,042  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     4.46       03/15/2006        1,607,225
      6,156,134  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     4.56       03/21/2006        6,140,683
         46,210  CREDIT SUISSE BANK+/-                                                4.52       03/21/2006           46,201
      4,518,264  CREDIT SUISSE BANK SERIES YCD1+/-                                    4.61       05/04/2006        4,514,062
        282,391  CREDIT SUISSE FIRST BOSTON+/-                                        4.77       06/19/2006          282,637
        160,398  CULLINAN FINANCE CORPORATION                                         4.75       05/11/2006          158,915
      2,435,036  DEER VALLEY FUNDING LLC                                              4.54       03/03/2006        2,434,427
        517,547  DEER VALLEY FUNDING LLC                                              4.51       03/20/2006          516,315
      9,234,818  DEER VALLEY FUNDING LLC                                              4.58       03/23/2006        9,209,330
      1,210,176  EIFFEL FUNDING LLC                                                   4.56       03/10/2006        1,208,808
      1,540,317  EIFFEL FUNDING LLC                                                   4.48       03/27/2006        1,535,296
        132,981  EIFFEL FUNDING LLC                                                   4.58       03/28/2006          132,530
        690,576  EUREKA SECURITIZATION INCORPORATED                                   4.48       03/09/2006          689,885
      1,401,689  FIVE FINANCE INCORPORATED                                            4.57       03/27/2006        1,397,119
        359,407  FIVE FINANCE INCORPORATED                                            4.57       03/28/2006          358,189
        516,725  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       4.33       03/16/2006          515,754
        102,688  GALAXY FUNDING INCORPORATED                                          4.56       03/21/2006          102,430
        226,427  GEMINI SECURITIZATION INCORPORATED                                   4.41       03/10/2006          226,171
        102,688  GENERAL ELECTRIC CAPITAL+/-                                          4.52       03/29/2006          102,671
      2,364,387  GENERAL ELECTRIC CAPITAL+/-                                          4.91       05/12/2006        2,365,285
      1,233,281  GENERAL ELECTRIC CAPITAL+/-                                          4.62       09/18/2006        1,234,452
      1,643,005  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                        4.65       06/16/2006        1,643,005
        460,452  GEORGE STREET FINANCE LLC                                            4.43       03/13/2006          459,761
      5,237,079  GOLDMAN SACHS GROUP INCORPORATED+/-                                  4.66       06/30/2006        5,237,079
      2,567,195  GOLDMAN SACHS GROUP INCORPORATED+/-                                  4.71       08/16/2006        2,567,195
        166,868  GOLDMAN SACHS GROUP INCORPORATED+/-                                  4.94       08/18/2006          167,046
         85,642  GRAMPIAN FUNDING LIMITED                                             4.44       04/11/2006           85,195
        749,621  HBOS TREASURY SERVICES PLC+/-                                        4.55       06/30/2006          749,711
        261,340  ING AMERICA INSURANCE HOLDINGS INCORPORATED                          4.58       03/14/2006          260,914
      8,625,776  ING USA ANNUITY & LIFE INSURANCE+/-                                  4.72       06/06/2006        8,625,776
      2,567,195  IRISH LIFE & PERMANENT                                               4.46       03/28/2006        2,558,493
         79,172  JUPITER SECURITIZATION CORPORATION                                   4.57       03/20/2006           78,984
        220,779  K2 (USA) LLC                                                         4.46       04/20/2006          219,361

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$       514,569  K2 (USA) LLC SERIES MTN+/-                                           4.63%      07/24/2006   $      514,718
      6,572,020  KAUPTHING BANK HF SERIES MTN+/-                                      4.63       03/20/2007        6,571,757
      2,772,571  KLIO FUNDING CORPORATION                                             4.57       03/23/2006        2,764,919
      2,603,752  KLIO II FUNDING CORPORATION                                          4.56       03/17/2006        2,598,545
      5,134,391  KLIO II FUNDING CORPORATION                                          4.59       03/27/2006        5,117,653
      4,259,182  KLIO III FUNDING CORPORATION                                         4.46       03/20/2006        4,249,046
      4,664,799  KLIO III FUNDING CORPORATION                                         4.56       03/23/2006        4,651,924
      1,459,502  KLIO III FUNDING CORPORATION                                         4.49       04/05/2006        1,453,007
      2,156,444  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                             4.61       03/16/2006        2,156,444
        205,376  LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTNG+/-                 4.59       06/02/2006          205,408
      5,897,053  LEXINGTON PARKER CAPITAL CORPORATION                                 4.54       03/06/2006        5,893,397
        248,402  LEXINGTON PARKER CAPITAL CORPORATION                                 4.49       03/14/2006          247,997
        112,649  LEXINGTON PARKER CAPITAL CORPORATION                                 4.45       04/18/2006          111,955
      4,023,719  LEXINGTON PARKER CAPITAL CORPORATION                                 4.71       05/10/2006        3,987,023
      7,701,586  LIBERTY LIGHT US CAPITAL SERIES MTN+/-                               4.57       05/26/2006        7,702,510
        190,486  LIBERTY STREET FUNDING CORPORATION                                   4.57       03/16/2006          190,128
      1,286,370  LINKS FINANCE LLC SERIES MTN+/-                                      4.56       03/15/2006        1,286,344
      3,594,074  LIQUID FUNDING LIMITED+/-                                            4.55       03/03/2006        3,594,073
      2,053,756  LIQUID FUNDING LIMITED                                               4.56       03/06/2006        2,052,483
      1,591,661  LIQUID FUNDING LIMITED                                               4.57       03/10/2006        1,589,863
      3,542,730  LIQUID FUNDING LIMITED                                               4.49       04/04/2006        3,527,390
      2,772,571  LIQUID FUNDING LIMITED+/-                                            4.55       08/14/2006        2,772,571
        102,688  MERRILL LYNCH & COMPANY+/-                                           4.88       04/18/2006          102,695
        564,783  MERRILL LYNCH & COMPANY+/-                                           4.69       06/06/2006          565,212
        122,301  MONT BLANC CAPITAL CORPORATION                                       4.48       04/10/2006          121,679
        184,838  MORGAN STANLEY+/-                                                    4.80       03/27/2006          184,838
      7,188,147  MORGAN STANLEY+/-                                                    4.63       10/10/2006        7,188,147
      5,134,391  MORGAN STANLEY+/-                                                    4.63       10/30/2006        5,134,391
      1,578,825  MORGAN STANLEY SERIES EXL+/-                                         4.60       08/13/2010        1,579,251
        471,440  NIEUW AMSTERDAM RECEIVABLES CORPORATION                              4.55       03/01/2006          471,440
        187,816  NIEUW AMSTERDAM RECEIVABLES CORPORATION                              4.55       03/09/2006          187,628
        204,965  NIEUW AMSTERDAM RECEIVABLES CORPORATION                              4.60       04/06/2006          204,026
        265,653  NIEUW AMSTERDAM RECEIVABLES CORPORATION                              4.62       06/15/2006          261,945
        102,688  PERRY GLOBAL FUNDING LIMITED                                         4.56       03/01/2006          102,688
         65,515  PERRY GLOBAL FUNDING LIMITED                                         4.86       06/12/2006           64,626
      2,772,571  PREMIUM ASSET TRUST SERIES 2001-2+/-                                 4.87       03/28/2006        2,772,626
      1,206,274  PRUDENTIAL PLC                                                       4.66       04/10/2006        1,200,134
        205,376  PRUDENTIAL PLC                                                       4.72       05/08/2006          203,556
      4,719,019  RACERS TRUST 2004-6-MM+/-                                            4.57       05/22/2006        4,719,396
        325,007  ROYAL BANK OF SCOTLAND PLC+/-                                        4.79       11/24/2006          325,189
      2,567,195  ROYAL BANK OF SCOTLAND PLC+/-                                        4.79       11/24/2006        2,568,633
         51,344  SCALDIS CAPITAL LIMITED                                              4.32       03/27/2006           51,176
        462,095  SCALDIS CAPITAL LIMITED                                              4.49       04/18/2006          459,249
         62,845  SCALDIS CAPITAL LIMITED                                              4.48       04/21/2006           62,434
      2,567,195  SEDNA FINANCE INCORPORATED+/-                                        4.43       12/08/2006        2,567,221
        975,534  SLM CORPORATION+/-                                                   4.79       04/25/2006          975,612
        205,376  SPINTAB (SWEDMORTGAGE) AB                                            4.40       03/06/2006          205,248
         77,016  SWEDBANK (FORENINGS SPARBANKEN)                                      4.47       04/10/2006           76,624
         61,613  TANGO FINANCE CORPORATION                                            4.35       03/09/2006           61,551
      1,196,313  TANGO FINANCE CORPORATION                                            4.45       04/03/2006        1,191,288
      1,286,370  TANGO FINANCE CORPORATION SERIES MTN+/-                              4.63       10/25/2006        1,286,795
      1,837,188  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                   4.46       03/20/2006        1,832,815
         75,886  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                   4.80       05/15/2006           75,145
     10,268,781  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                            4.76       07/11/2006       10,268,781
      1,973,557  TRAVELERS INSURANCE COMPANY+/-                                       4.64       02/09/2007        1,973,518
      2,053,756  UNICREDITO ITALIANO+/-                                               4.46       03/28/2006        2,053,323
      5,134,391  UNICREDITO ITALIANO NY+/-                                            4.47       06/30/2006        5,133,656
      2,567,195  UNICREDITO ITALIANO SERIES LIB+/-                                    4.58       03/09/2007        2,566,862
        205,376  WHISTLEJACKET CAPITAL LIMITED                                        4.56       03/13/2006          205,068
      3,695,324  WHITE PINE FINANCE LLC                                               4.56       03/13/2006        3,689,781
        194,901  WHITE PINE FINANCE LLC                                               4.56       03/15/2006          194,560
      3,140,501  WHITE PINE FINANCE LLC                                               4.57       03/28/2006        3,129,855
      1,026,878  WHITE PINE FINANCE LLC                                               4.67       05/17/2006        1,016,579

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$     2,669,883  WHITE PINE FINANCE LLC SERIES MTN1+/-                                4.57%      06/12/2006   $    2,670,284

                                                                                                                 396,399,205
                                                                                                              --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $396,509,796)                                                      396,509,796
                                                                                                              --------------
SHARES

SHORT-TERM INVESTMENTS - 0.79%
      7,491,128  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                       7,491,128

TOTAL SHORT-TERM INVESTMENTS (COST $7,491,128)                                                                     7,491,128
                                                                                                              --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,337,934,253)*                                  141.05%                                               $1,337,166,896

OTHER ASSETS AND LIABILITIES, NET                       (41.05)                                                 (389,189,573)
                                                        ------                                                --------------

TOTAL NET ASSETS                                        100.00%                                               $  947,977,323
                                                        ------                                                --------------

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST OR PRINCIPAL PAYMENTS.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

& U.S. TREASURY INFLATION-PROTECTION SECURITIES (TIPS) ARE SECURITIES IN WHICH THE PRINCIPAL AMOUNT IS ADJUSTED FOR INFLATION AND THE SEMI-ANNUAL INTEREST PAYMENTS EQUAL A FIXED PERCENTAGE OF THE INFLATION-ADJUSTED PRINCIPAL AMOUNT.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $7,491,128.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


12
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
ASSET-BACKED SECURITIES - 12.25%
$     1,115,434  BANK AMERICA MANUFACTURED HOUSING CONTRACT SERIES 1997-1
                   CLASS A8                                                           6.73%      06/10/2023   $    1,117,896
      7,500,000  BRAZOS HIGHER EDUCATION AUTHORITY INCORPORATED SERIES 2005-4
                 CLASS A5+/-                                                          4.91       12/01/2040        7,500,000
      1,033,783  BRAZOS STUDENT LOAN FINANCE CORPORATION SERIES 1997-A CLASS
                   A2+/-                                                              4.66       12/01/2021        1,032,429
      6,000,000  CHASE FUNDING MORTGAGE LOAN SERIES 2002-1 CLASS 1A5+/-               6.60       02/25/2032        6,083,338
        250,261  CONTIMORTGAGE HOME EQUITY LOAN TRUST SERIES 1997-4 CLASS A7          6.63       09/15/2016          248,607
      2,310,000  CROWN CASTLE TOWERS LLC SERIES 2005-1A CLASS AFX++                   4.64       06/15/2035        2,247,236
        596,643  EQCC HOME EQUITY LOAN TRUST SERIES 1999-2 CLASS A6F                  6.69       07/25/2030          597,028
      2,410,890  GREEN TREE FINANCIAL CORPORATION SERIES 1997-7 CLASS A8              6.86       07/15/2029        2,461,975
      1,613,512  GREEN TREE HOME EQUITY LOAN TRUST SERIES 1999-C CLASS M2             8.36       07/15/2030        1,631,785
      1,648,602  GSAMP TRUST SERIES 2005-SEA1 CLASS A+/-++                            4.87       04/25/2035        1,648,537
      7,000,000  HARLEY-DAVIDSON MOTORCYCLE TRUST SERIES 2005-3 CLASS AZ              4.41       06/15/2012        6,912,974
      5,799,649  HFC HOME EQUITY LOAN ASSET BACKED CERTIFICATES SERIES 2005-2
                   CLASS A1+/-                                                        4.84       01/20/2035        5,800,290
      4,575,000  HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2005-4 CLASS A4            4.66       11/22/2010        4,505,055
      6,445,000  HOUSEHOLD AUTOMOTIVE TRUST SERIES 2005-3 CLASS A3                    4.80       10/18/2010        6,420,798
      7,650,000  HYUNDAI AUTO RECEIVABLES TRUST SERIES 2005-A CLASS A4                4.18       02/15/2012        7,431,281
      3,800,000  KEYCORP STUDENT LOAN TRUST SERIES 1999-B CLASS CTFS+/-               5.11       11/25/2036        3,815,010
      6,860,000  NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2003-C CLASS A5           3.21       03/16/2009        6,696,664
      1,500,000  NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2005-C CLASS A3           4.19       07/15/2009        1,480,591
      4,125,000  ONYX ACCEPTANCE GRANTOR TRUST SERIES 2004-C CLASS A4                 3.50       12/15/2011        4,030,162
      4,000,000  ONYX ACCEPTANCE GRANTOR TRUST SERIES 2005-B CLASS A4                 4.34       05/15/2012        3,918,168
      2,077,955  RESIDENTIAL FUNDING MORTGAGE SECURITIES II SERIES 2002-HI3
                   CLASS A6                                                           5.98       08/25/2019        2,075,479
     12,456,363  SMALL BUSINESS ADMINISTRATION SERIES 2005-P10B CLASS 1               4.94       08/10/2015       12,345,127
      4,000,000  SMALL BUSINESS ADMINISTRATION SERIES 2006-P10A CLASS1                5.41       02/10/2016        4,000,000
      6,000,000  TERWIN MORTGAGE TRUST SERIES 2006-2HGS CLASS A1++                    4.50       03/25/2037        5,946,420
      4,000,000  TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2005-B CLASS A3            4.28       06/14/2010        3,950,165
      6,000,000  TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-A CLASS A4            4.88       04/12/2013        5,954,665
      1,368,677  WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2004-HE1
                   CLASS A+/-                                                         4.80       06/25/2034        1,369,622
      5,000,000  WFS FINANCIAL OWNER TRUST SERIES 2005-3 CLASS A4                     3.90       05/19/2013        4,912,998

TOTAL ASSET-BACKED SECURITIES (COST $117,146,807)                                                                116,134,300
                                                                                                              --------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 12.78%
      4,260,000  BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                   2005-6 CLASS ASB+/-                                                5.18       09/10/2047        4,233,243
      6,000,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2005-PW10
                   CLASS AAB                                                          5.38       12/11/2040        6,021,719
      8,329,440  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-27 CLASS 3A1+/-       4.61       08/25/2035        8,329,440
      2,873,489  COUNTRYWIDE HOME LOANS SERIES 2004-R1 CLASS 2A++                     6.50       11/25/2034        2,921,061
      6,816,339  COUNTRYWIDE HOME LOANS SERIES 2005-R1 CLASS 1AF1+/-++                4.94       03/25/2035        6,839,928
      5,416,226  COUNTRYWIDE HOME LOANS SERIES 2005-R3 CLASS AF+/-++                  4.98       09/25/2035        5,341,699
      3,155,610  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                   2004-AR5 CLASS 10A1+/-                                             5.00       05/01/2034        3,120,376
         21,910  FANNIE MAE SERIES 1988-5 CLASS Z                                     9.20       03/25/2018           22,916
      5,740,661  FANNIE MAE SERIES 2002-9 CLASS PC<<                                  6.00       03/25/2017        5,843,820
     22,100,106  FANNIE MAE SERIES 2005-29 CLASS WQ<<                                 5.50       04/25/2035       21,954,033
      8,983,632  FANNIE MAE WHOLE LOAN SERIES 2002-W4 CLASS A4                        6.25       05/25/2042        9,056,186
      5,155,840  FANNIE MAE WHOLE LOAN SERIES 2004-W11 CLASS 1A3                      7.00       05/25/2044        5,322,846
      2,660,802  FANNIE MAE WHOLE LOAN SERIES 2004-W8 CLASS 3A                        7.50       06/25/2044        2,787,055
      8,771,000  FNMA SERIES 2002-6 CLASS PD<<                                        6.00       02/25/2017        8,947,138
        204,964  HARBORVIEW MORTGAGE LOAN TRUST SERIES 2004-11 CLASS 3A2A+/-          4.91       01/19/2035          205,472
      5,550,000  JP MORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                   SERIES 2005-LDP5 CLASS ASB+/-                                      5.17       12/15/2044        5,537,907
        133,139  LF ROTHSCHILD MORTGAGE TRUST SERIES 2 CLASS Z                        9.95       08/01/2017          136,817
        625,123  MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED SERIES 1997-C1
                   CLASS A3                                                           7.12       06/18/2029          627,103
      6,000,000  MERRILL LYNCH MORTGAGE TRUST SERIES 2005-CKI1 CLASS ASB+/-           5.24       11/12/2037        6,003,481
        515,422  NATIONSLINK FUNDING CORPORATION SERIES 1999-SI CLASS A1V+/-          4.92       11/10/2030          516,373
      1,023,815  NATIONSLINK FUNDING CORPORATION SERIES 1999-SL CLASS A4              6.65       11/10/2030        1,025,451
        861,137  NATIONSLINK FUNDING CORPORATION SERIES 1999-SL CLASS D               7.56       11/10/2030          900,096
      4,354,377  NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2004-R2 CLASS A1+/-++     6.50       10/25/2034        4,380,334
        360,697  RESIDENTIAL FUNDING SECURITIES CORPORATION SERIES 2003-RP1
                   CLASS A1+/-                                                        5.08       11/25/2034          362,763
      2,924,113  SEQUOIA MORTGAGE TRUST SERIES 10 CLASS 1A+/-                         4.97       10/20/2027        2,926,692
      3,855,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C20 CLASS
                   A4+/-                                                              5.22       07/15/2042        3,837,341

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$     4,005,459  WASHINGTON MUTUAL MORTGAGE SERIES 2005-AR6 CLASS 2A1A+/-             4.81%      04/25/2045   $    4,003,265

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $122,720,212)                                                    121,204,555
                                                                                                              --------------

CORPORATE BONDS & NOTES - 25.16%

ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS - 0.04%
        375,000  SWIFT ENERGY                                                         7.63       07/15/2011          386,250
                                                                                                              --------------

AEROSPACE, DEFENSE - 0.07%
        600,000  ARMOR HOLDINGS INCORPORATED                                          8.25       08/15/2013          640,500
                                                                                                              --------------

AMUSEMENT & RECREATION SERVICES - 0.19%
        295,000  K2 INCORPORATED<<                                                    7.38       07/01/2014          297,213
      1,480,000  PEARSON DOLLAR FINANCIAL PLC++                                       5.70       06/01/2014        1,468,253

                                                                                                                   1,765,466
                                                                                                              --------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.12%
        675,000  PHILLIPS-VAN HEUSEN                                                  7.75       11/15/2023          715,500
        375,000  RUSSELL CORPORATION<<                                                9.25       05/01/2010          387,187

                                                                                                                   1,102,687
                                                                                                              --------------

BUSINESS SERVICES - 1.04%
        100,000  AFFINITY GROUP INCORPORATED                                          9.00       02/15/2012          100,000
      2,370,000  CENDANT CORPORATION                                                  7.38       01/15/2013        2,608,109
      2,150,000  FISERV INCORPORATED                                                  4.00       04/15/2008        2,080,460
        375,000  IRON MOUNTAIN INCORPORATED                                           8.63       04/01/2013          390,938
      1,750,000  NCR CORPORATION++                                                    7.13       06/15/2009        1,813,270
        600,000  NCR CORPORATION                                                      7.13       06/15/2009          621,692
      2,120,000  THOMPSON CORPORATION                                                 6.20       01/05/2012        2,210,566

                                                                                                                   9,825,035
                                                                                                              --------------

CHEMICALS & ALLIED PRODUCTS - 1.49%
        225,000  AIRGAS INCORPORATED                                                  9.13       10/01/2011          238,781
        500,000  AIRGAS INCORPORATED SERIES MTN                                       7.75       09/15/2006          504,375
      2,650,000  BRISTOL MYERS SQUIBB                                                 5.75       10/01/2011        2,704,020
      1,400,000  HOSPIRA INCORPORATED                                                 4.95       06/15/2009        1,383,498
        375,000  IMC GLOBAL INCORPORATED SERIES B                                    10.88       06/01/2008          415,313
        325,000  IMC GLOBAL INCORPORATED SERIES B<<                                  11.25       06/01/2011          348,563
        475,000  JOHNSONDIVERSEY INCORPORATED SERIES B<<                              9.63       05/15/2012          486,875
        900,000  LYONDELL CHEMICAL COMPANY SERIES A                                   9.63       05/01/2007          931,500
      2,300,000  OLIN CORPORATION                                                     9.13       12/15/2011        2,657,436
        800,000  SENSIENT TECHNOLOGIES                                                6.50       04/01/2009          805,978
      1,500,000  VALSPAR CORPORATION++                                                5.10       08/01/2015        1,429,813
      2,100,000  WYETH                                                                6.95       03/15/2011        2,246,425

                                                                                                                  14,152,577
                                                                                                              --------------

COMMUNICATIONS - 0.84%
      1,900,000  COX COMMUNICATIONS INCORPORATED                                      7.88       08/15/2009        2,023,610
        500,000  L3 COMMUNICATIONS CORPORATION                                        7.63       06/15/2012          523,750
        375,000  PANAMSAT CORPORATION                                                 6.38       01/15/2008          376,875
      1,495,000  QWEST CORPORATION<<                                                  5.63       11/15/2008        1,480,050
        490,000  SINCLAIR BROADCAST GROUP INCORPORATED                                8.75       12/15/2011          515,113
      3,010,000  SPRINT CAPITAL CORPORATION                                           6.00       01/15/2007        3,030,585

                                                                                                                   7,949,983
                                                                                                              --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
CONSUMER SERVICES - 0.27%
$     2,455,000  NIELSEN MEDIA                                                        7.60%      06/15/2009   $    2,581,823
                                                                                                              --------------

DEPOSITORY INSTITUTIONS - 5.30%
      4,400,000  ASSOCIATED BANCORP                                                   6.75       08/15/2011        4,712,637
      6,839,000  BANK AMERICA CAPITAL III+/-                                          5.17       01/15/2027        6,611,884
      2,000,000  CHASE CAPITAL VI+/-                                                  5.31       08/01/2028        1,922,936
      4,000,000  CITY NATIONAL BANK                                                   6.75       09/01/2011        4,299,708
      2,778,000  COLONIAL BANK NA MONTGOMERY AL                                       6.38       12/01/2015        2,838,227
        750,000  CORESTATES CAPITAL TRUST II+/-++                                     5.25       01/15/2027          733,313
      4,426,000  DEPOSIT GUARANTY CORPORATION                                         7.25       05/01/2006        4,442,841
      1,226,000  FARMERS EXCHANGE CAPITAL++                                           7.20       07/15/2048        1,265,791
        500,000  FIRST CITIZENS BANCORP++                                             6.80       04/01/2015          508,250
      3,250,000  FIRSTAR BANK NA                                                      7.13       12/01/2009        3,459,180
      2,000,000  GREATER BAY BANCORP                                                  5.13       04/15/2010        1,971,130
        800,000  HAVEN CAPITAL TRUST I                                               10.46       02/01/2027          883,388
      2,900,000  NATIONAL CAPITAL COMMERCE INCORPORATED+/-                            5.51       04/01/2027        2,899,304
        450,000  NTC CAPITAL TRUST SERIES A+/-                                        5.12       01/15/2027          433,917
      1,225,000  OLD NATIONAL BANK EVANSVILLE IN                                      6.75       10/15/2011        1,282,242
      2,500,000  PNC FUNDING CORPORATION                                              7.50       11/01/2009        2,688,260
      2,875,000  TCF FINANCIAL BANK+/-                                                5.00       06/15/2014        2,816,014
      1,000,000  TCF NATIONAL BANK                                                    5.50       02/01/2016          997,906
      1,425,000  US BANK NATIONAL ASSOCIATION SERIES BKNT                             6.38       08/01/2011        1,500,343
      2,750,000  WACHOVIA BANK NA CHARLOTTE SERIES BKNT                               7.80       08/18/2010        3,027,956
      1,000,000  WACHOVIA CAPITAL TRUST I+/-                                          5.80       08/29/2049          994,344

                                                                                                                  50,289,571
                                                                                                              --------------

EDUCATIONAL SERVICES - 0.85%
      2,235,000  MASSACHUSETTS INSTITUTE OF TECHNOLOGY                                7.25       11/02/2049        2,858,623
      5,000,000  STANFORD UNIVERSITY SERIES MTNA                                      6.16       04/30/2011        5,235,025

                                                                                                                   8,093,648
                                                                                                              --------------

ELECTRIC, GAS & SANITARY SERVICES - 0.42%
      2,500,000  DUKE ENERGY FIELD SERVICES LLC                                       7.88       08/16/2010        2,739,735
        285,000  MASSEY ENERGY COMPANY++                                              6.63       11/15/2010          291,413
        500,000  PEOPLES ENERGY CORPORATION                                           6.90       01/15/2011          530,562
        380,000  SEMCO ENERGY INCORPORATED                                            7.13       05/15/2008          382,876

                                                                                                                   3,944,586
                                                                                                              --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
 EQUIPMENT - 0.58%
        350,000  FLEXTRONICS INTERNATIONAL<<                                          6.25       11/15/2014          348,250
      1,400,000  SOLECTRON CORPORATION SERIES B                                       7.38       03/01/2006        1,400,000
        347,650  TENASKA ALABAMA PART++                                               7.00       06/30/2021          358,849
      3,350,000  THOMAS & BETTS CORPORATION SERIES MTN                                6.63       05/07/2008        3,411,647

                                                                                                                   5,518,746
                                                                                                              --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.10%
        860,000  US ONCOLOGY INCORPORATED                                             9.00       08/15/2012          920,200
                                                                                                              --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.06%
        525,000  VALMONT INDUSTRIES INCORPORATED                                      6.88       05/01/2014          526,312
                                                                                                              --------------

FOOD & KINDRED PRODUCTS - 1.08%
      1,000,000  CADBURY SCHWEPPES US FINANCE LLC++                                   3.88       10/01/2008          965,411
      2,650,000  CONAGRA FOODS INCORPORATED                                           7.88       09/15/2010        2,885,050
        375,000  CONSTELLATION BRANDS INCORPORATED SERIES B                           8.00       02/15/2008          390,938
        485,000  CORN PRODUCTS INTERNATIONAL INCORPORATED                             8.25       07/15/2007          501,936
        745,000  COTT BEVERAGES USA INCORPORATED                                      8.00       12/15/2011          765,487
      2,500,000  KELLOGG COMPANY                                                      6.60       04/01/2011        2,640,427

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
FOOD & KINDRED PRODUCTS (CONTINUED)
$     1,600,000  KRAFT FOODS INCORPORATED                                             6.25%      06/01/2012   $    1,673,923
        375,000  LAND O' LAKES INCORPORATED                                           9.00       12/15/2010          405,000

                                                                                                                  10,228,172
                                                                                                              --------------

FORESTRY - 0.03%
        500,000  TEMBEC INDUSTRIES<<                                                  8.63       06/30/2009          277,500
                                                                                                              --------------

GENERAL MERCHANDISE STORES - 0.09%
        375,000  JEAN COUTU GROUP INCORPORATED<<                                      7.63       08/01/2012          375,000
        475,000  RITE AID CORPORATION                                                 9.50       02/15/2011          498,750

                                                                                                                     873,750
                                                                                                              --------------

HEALTH SERVICES - 0.64%
      3,650,000  AMERICAN ASSOCIATION OF RETIRED PERSONS++                            7.50       05/01/2031        4,492,679
      1,450,000  HEALTHSOUTH CORPORATION                                              7.63       06/01/2012        1,591,375

                                                                                                                   6,084,054
                                                                                                              --------------

HOLDING & OTHER INVESTMENT OFFICES - 0.84%
      3,008,000  MANUFACTURES & TRADERS+/-                                            5.59       12/28/2020        3,005,034
      2,250,000  NATIONAL CITY BANK OF COLUMBUS SERIES 4                              7.25       07/15/2010        2,428,722
        250,000  NATIONAL CITY BANK OF KENTUCKY SERIES BANK NOTE                      6.30       02/15/2011          261,759
      2,145,000  PRINCIPAL LIFE GLOBAL FUNDING I++                                    6.25       02/15/2012        2,245,779

                                                                                                                   7,941,294
                                                                                                              --------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.17%
      1,625,000  STEELCASE INCORPORATED                                               6.38       11/15/2006        1,622,705
                                                                                                              --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.06%
        525,000  MANDALAY RESORT GROUP                                                6.38       12/15/2011          526,313
                                                                                                              --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.17%
        500,000  AMERICAN STANDARD INCORPORATED                                       8.25       06/01/2009          537,751
        400,000  BRIGGS & STRATTON CORPORATION                                        8.88       03/15/2011          448,000
        625,000  UNISYS CORPORATION<<                                                 6.88       03/15/2010          598,437

                                                                                                                   1,584,188
                                                                                                               -------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.53%
      2,000,000  ALLSTATE FINANCIAL GLOBAL FUNDING++                                  6.50       06/14/2011        2,112,230
      2,670,000  NLV FINANCIAL CORPORATION++                                          7.50       08/15/2033        2,934,779

                                                                                                                   5,047,009
                                                                                                              --------------

INSURANCE CARRIERS - 3.99%
      2,675,000  BLUE CROSS & BLUE SHIELD OF FLORIDA++                                8.25       11/15/2011        3,027,145
      3,200,000  JOHN HANCOCK GLOBAL FUNDING II++                                     7.90       07/02/2010        3,555,997
        750,000  LINCOLN NATIONAL CORPORATION                                         6.20       12/15/2011          786,278
      3,007,000  MARKEL CORPORATION                                                   7.20       08/15/2007        3,076,600
      4,450,000  MINNESOTA LIFE INSURANCE COMPANY++                                   8.25       09/15/2025        5,740,936
      3,000,000  MONUMENTAL GLOBAL FUNDING II++                                       4.63       03/15/2010        2,955,780
      2,900,000  NEW YORK LIFE GLOBAL FUNDING++                                       5.38       09/15/2013        2,942,064
      1,650,000  PROTECTIVE LIFE US FUNDING TRUST++                                   5.88       08/15/2006        1,655,432
      3,523,000  PRUDENTIAL INSURANCE COMPANY OF AMERICA++                            7.65       07/01/2007        3,634,633
      2,782,000  REINSURANCE GROUP OF AMERICA++                                       7.25       04/01/2006        2,784,000
      1,385,000  SAFECO CORPORATION                                                   4.88       02/01/2010        1,363,588
      3,700,000  UNITRIN INCORPORATED                                                 5.75       07/01/2007        3,702,090

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
INSURANCE CARRIERS (CONTINUED)
$     2,675,000  WR BERKLEY CORPORATION                                               5.13%      09/30/2010   $    2,634,394

                                                                                                                  37,858,937
                                                                                                              --------------

MACHINERY - 0.08%
        600,000  JLG INDUSTRIES INCORPORATED<<                                        8.25       05/01/2008          627,000
        100,000  JLG INDUSTRIES INCORPORATED<<                                        8.38       06/15/2012          105,750

                                                                                                                     732,750
                                                                                                              --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.72%
        425,000  CENTRAL GARDEN & PET COMPANY                                         9.13       02/01/2013          448,375
      3,300,000  GENERAL ELECTRIC COMPANY                                             5.00       02/01/2013        3,265,980
      2,000,000  HONEYWELL INTERNATIONAL INCORPORATED                                 6.13       11/01/2011        2,088,212
        585,000  JACUZZI BRANDS INCORPORATED                                          9.63       07/01/2010          631,800
        375,000  OWENS-BROCKWAY                                                       8.88       02/15/2009          390,469

                                                                                                                   6,824,836
                                                                                                              --------------

MISCELLANEOUS RETAIL - 0.12%
        800,000  PROLOGIS++                                                           5.25       11/15/2010          795,238
        380,000  REMINGTON ARMS COMPANY INCORPORATED<<                               10.50       02/01/2011          323,000

                                                                                                                   1,118,238
                                                                                                              --------------

MOTION PICTURES - 0.33%
      3,000,000  TIME WARNER INCORPORATED                                             6.75       04/15/2011        3,144,489
                                                                                                              --------------

NATIONAL SECURITY & INTERNATIONAL AFFAIRS - 0.28%
      2,350,000  GOODRICH CORPORATION                                                 7.63       12/15/2012        2,640,291
                                                                                                              --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.83%
      2,575,000  ATHENA NEUROSCIENCES FINANCE LLC<<                                   7.25       02/21/2008        2,504,188
      3,500,000  FORD MOTOR CREDIT COMPANY<<                                          7.38       10/28/2009        3,233,023
      2,100,000  GENERAL MOTORS ACCEPTANCE CORPORATION                                7.75       01/19/2010        1,979,166
        200,000  GENERAL MOTORS ACCEPTANCE CORPORATION+/-                             6.61       12/01/2014          176,007

                                                                                                                   7,892,384
                                                                                                              --------------

OIL & GAS EXTRACTION - 0.40%
      2,250,000  MARATHON OIL CORPORATION CONSOLIDATED                                6.85       03/01/2008        2,321,987
        150,000  MARKWEST ENERGY++                                                    6.88       11/01/2014          141,000
        275,000  PARKER DRILLING COMPANY                                              9.63       10/01/2013          308,000
        525,000  PIONEER NATURAL RESOURCES COMPANY                                    6.50       01/15/2008          532,375
        250,000  POGO PRODUCING COMPANY                                               6.63       03/15/2015          250,625
        300,000  STONE ENERGY CORPORATION                                             6.75       12/15/2014          286,500

                                                                                                                   3,840,487
                                                                                                              --------------

PAPER & ALLIED PRODUCTS - 0.25%
      1,750,000  INTERNATIONAL PAPER COMPANY                                          6.75       09/01/2011        1,838,147
        600,000  SOLO CUP COMPANY<<                                                   8.50       02/15/2014          534,000

                                                                                                                   2,372,147
                                                                                                              --------------

PERSONAL SERVICES - 0.09%
        355,000  ALDERWOODS GROUP INCORPORATED                                        7.75       09/15/2012          366,537
        500,000  SERVICE CORPORATION INTERNATIONAL                                    6.50       03/15/2008          505,000

                                                                                                                     871,537
                                                                                                              --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
PRIMARY METAL INDUSTRIES - 0.11%
$       125,000  CENTURY ALUMINUM COMPANY                                             7.50%      08/15/2014   $      130,000
        100,000  INTERNATIONAL STEEL GROUP                                            6.50       04/15/2014          100,750
        500,000  ISPAT INLAND ULC+/-                                                 11.28       04/01/2010          515,000
        273,000  UNITED STATES STEEL CORPORATION                                     10.75       08/01/2008          301,665

                                                                                                                   1,047,415
                                                                                                              --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.56%
      2,235,000  AMERICAN GREETINGS CORPORATION                                       6.10       08/01/2028        2,265,731
        500,000  HOUGHTON MIFFLIN COMPANY                                             8.25       02/01/2011          522,500
      2,350,000  VIACOM INCORPORATED                                                  7.70       07/30/2010        2,539,302

                                                                                                                    5,327,53
                                                                                                              --------------

REAL ESTATE - 0.28%
      1,300,000  HOUSING URBAN DEVELOPMENT SERIES 04-A                                5.08       08/01/2013        1,312,275
      1,250,000  SHURGARD STORAGE CENTERS                                             7.75       02/22/2011        1,366,271

                                                                                                                   2,678,546
                                                                                                              --------------

RECREATION - 0.02%
        200,000  AMF BOWLING WORLDWIDE INCORPORATED                                  10.00       03/01/2010          205,000
                                                                                                              --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.65%
      2,500,000  GOLDMAN SACHS GROUP INCORPORATED                                     6.88       01/15/2011        2,667,290
      3,250,000  MORGAN STANLEY                                                       6.75       04/15/2011        3,461,507

                                                                                                                   6,128,797
                                                                                                              ---------------

TRANSPORTATION BY AIR - 0.71%
      1,369,520  CONTINENTAL AIRLINES INCORPORATED SERIES 972A<<                      7.15       06/30/2007        1,282,871
        540,627  CONTINENTAL AIRLINES INCORPORATED SERIES 974C                        6.80       07/02/2007          508,747
        370,000  DELTA AIR LINES INCORPORATED++<<^^                                   9.50       11/18/2008          358,900
      3,247,156  FEDEX CORPORATION SERIES 97-B                                        7.52       01/15/2018        3,431,879
      1,170,960  NORTHWEST AIRLINES INCORPORATED SERIES 991A^^                        6.81       02/01/2020        1,159,250

                                                                                                                   6,741,647
                                                                                                              --------------

TRANSPORTATION EQUIPMENT - 0.36%
        535,000  ALLIANT TECHSYSTEMS INCORPORATED                                     8.50       05/15/2011          559,744
        550,000  DELCO REMY INTERNATIONAL INCORPORATED<<+/-                           8.15       04/15/2009          517,000
        860,000  NAVISTAR INTERNATIONAL<<                                             7.50       06/15/2011          866,450
      1,500,000  NAVISTAR INTERNATIONAL CORPORATION SERIES B<<                        9.38       06/01/2006        1,513,125

                                                                                                                   3,456,319
                                                                                                              --------------

TRANSPORTATION SERVICES - 0.04%
        300,000  TEEKAY SHIPPING CORPORATION                                          8.88       07/15/2011          333,000
                                                                                                              --------------

VENTURE CAPITAL - 0.25%
      2,500,000  DEVELOPERS DIVERSIFIED REALTY CORPORATION (REIT)                     3.88       01/30/2009        2,386,610
                                                                                                              --------------

WATER TRANSPORTATION - 0.04%
         400,000  OVERSEAS SHIPHOLDING GROUP<<                                        8.25       03/15/2013          426,500
                                                                                                              --------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.07%
        200,000  AVIALL INCORPORATED                                                  7.63       07/01/2011          206,500

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
WHOLESALE TRADE NON-DURABLE GOODS (CONTINUED)
$       500,000  SPECTRUM BRANDS INCORPORATED                                         7.38%      02/01/2015   $      431,250

                                                                                                                     637,750
                                                                                                              --------------

TOTAL CORPORATE BONDS & NOTES (COST $234,966,559)                                                                238,547,582
                                                                                                              --------------

FOREIGN CORPORATE BONDS - 0.03%
        250,000  NOVELIS INCORPORATED++                                                                              242,500

TOTAL FOREIGN CORPORATE BONDS (COST $250,000)                                                                        242,500
                                                                                                              --------------

MUNICIPAL BONDS & NOTES - 3.31%
      2,300,000  BRIDGEPORT COUNTY GO TAXABLE PENSION BONDS FGIC INSURED              7.33       01/15/2007        2,342,090
      1,000,000  CITY OF CHICAGO IL SERIES C   (PROPERTY TAX REVENUE LOC)             4.88       01/01/2015          981,660
      3,035,000  CITY OF MINNEAPOLIS MN SERIES A                                      6.00       02/01/2026        3,108,720
      5,030,000  HUDSON COUNTY NJ IMPROVEMENT AUTHORITY FACILITIES LEASING
                   REVENUE                                                            7.40       12/01/2025        6,188,459
      5,160,000  INDIANA BOND BANK REVENUE                                            4.73       01/15/2014        5,024,034
      1,215,000  KENTUCKY HOUSING CORPORATION HOUSING REVENUE SERIES D                5.15       01/01/2013        1,202,510
        440,000  KENTUCKY HOUSING CORPORATION HOUSING REVENUE SERIES D                5.21       01/01/2014          434,958
        890,000  LA CROSSE WI SERIES B                                                5.00       12/01/2009          881,207
        940,000  LA CROSSE WI SERIES B                                                5.20       12/01/2010          935,544
      2,210,000  LOYOLA UNIVERSITY ILLINOIS                                           4.80       07/01/2013        2,129,180
      2,000,000  MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                   SERIES 15                                                          6.05       01/01/2012        2,095,820
      3,000,000  NEW YORK STATE ENVIRONMENTAL FACILITIES CORPORATION SERIES B         4.90       12/15/2011        2,965,560
      1,015,000  STATE OF ILLINOIS                                                    4.95       06/01/2023          984,012
      1,000,000  STATE OF TEXAS                                                       7.15       12/01/2009        1,064,250
      1,000,000  STRATFORD CT                                                         6.28       02/15/2009        1,032,060

                                                                                                                  31,370,064
                                                                                                              --------------

TOTAL MUNICIPAL BONDS & NOTES (COST $30,368,608)                                                                  31,370,064
                                                                                                               -------------

AGENCY SECURITIES - 34.63%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 11.31%
      7,480,279  FHLMC #1G-0157+/-                                                    4.48       03/01/2035        7,359,947
         28,977  FHLMC #410425+/-                                                     5.47       09/01/2026           29,704
         20,949  FHLMC #410464+/-                                                     5.93       11/01/2026           21,447
        202,442  FHLMC #606279+/-                                                     4.79       02/01/2015          203,387
         63,639  FHLMC #846367+/-                                                     5.44       04/01/2029           65,241
      1,328,962  FHLMC #90248<<                                                       6.00       06/01/2017        1,351,270
      1,291,854  FHLMC #A15838<<                                                      5.50       12/01/2033        1,283,659
      3,237,451  FHLMC #A16678<<                                                      5.50       12/01/2033        3,216,914
      1,364,551  FHLMC #E90573<<                                                      6.00       07/01/2017        1,387,456
      8,735,839  FHLMC SERIES 1675 CLASS KZ<<                                         6.50       02/15/2024        9,014,988
      9,172,335  FHLMC SERIES 2358 CLASS PD<<                                         6.00       09/15/2016        9,333,589
     16,074,353  FHLMC SERIES 2363 CLASS PF<<                                         6.00       09/15/2016       16,353,190
     20,946,699  FHLMC SERIES 2416 CLASS PE<<                                         6.00       10/15/2021       21,250,537
      2,161,921  FHLMC SERIES 2439 CLASS LG<<                                         6.00       09/15/2030        2,183,275
      3,699,444  FHLMC SERIES T-20 CLASS A6+/-                                        7.49       09/25/2029        3,696,688
     25,503,723  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42 CLASS A4Z       6.50       02/25/2042       26,045,678
      4,199,322  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-58 CLASS 4A        7.50       09/25/2043        4,380,418

                                                                                                                 107,177,388
                                                                                                              --------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 20.26%
      1,877,030  FNMA+/-<<                                                            4.68       04/01/2034        1,885,673
      5,082,518  FNMA<<                                                               5.50       05/01/2034        5,046,518
      3,303,944  FNMA<<                                                               5.00       09/01/2034        3,210,392
      4,657,005  FNMA+/-<<                                                            4.53       04/01/2044        4,680,233
         26,015  FNMA #342042+/-                                                      5.55       06/01/2025           26,451
         16,566  FNMA #344689+/-                                                      5.04       11/01/2025           16,683

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$        48,248  FNMA #344692+/-                                                      5.67%      10/01/2025   $       48,812
         41,556  FNMA #347712+/-                                                      5.50       06/01/2026           42,636
      4,748,046  FNMA #383017<<                                                       6.49       01/01/2008        4,804,900
      4,708,204  FNMA #386890                                                         3.99       04/01/2011        4,472,794
      7,089,011  FNMA #555326<<                                                       5.50       04/01/2033        7,025,635
        557,016  FNMA #557072+/-                                                      4.88       06/01/2040          562,593
      1,390,144  FNMA #656566<<                                                       5.50       04/01/2018        1,396,971
      3,800,696  FNMA #678939<<                                                       5.50       02/01/2018        3,819,361
        593,342  FNMA #701350<<                                                       5.50       04/01/2018          596,256
     12,571,609  FNMA #725232<<                                                       5.00       03/01/2034       12,259,174
      4,591,801  FNMA #725250<<                                                       5.00       03/01/2034        4,461,784
      7,768,479  FNMA #725314<<                                                       5.00       04/01/2034        7,575,414
      3,426,612  FNMA #731996+/-<<                                                    4.03       09/01/2033        3,369,573
      3,685,390  FNMA #739757+/-<<                                                    4.04       08/01/2033        3,625,797
      8,008,326  FNMA #741305<<                                                       5.00       09/01/2018        7,905,003
      4,120,964  FNMA #741458<<+/-                                                    4.51       10/01/2033        4,079,112
      5,380,700  FNMA #760762<<                                                       4.89       04/01/2012        5,306,479
      5,084,606  FNMA #763644<<                                                       5.50       01/01/2034        5,039,149
      8,763,558  FNMA #765178<<                                                       5.00       01/01/2019        8,650,491
      1,765,427  FNMA #765769<<                                                       5.00       02/01/2019        1,742,649
      8,582,346  FNMA #789463+/-<<                                                    4.40       06/01/2034        8,393,877
      8,115,912  FNMA #801908                                                         5.00       11/01/2019        8,011,200
      4,642,287  FNMA #834933+/-<<                                                    5.07       07/01/2035        4,603,627
        945,621  FNMA GRANTOR TRUST SERIES 2002-T4 CLASS A2                           7.00       12/25/2041          972,632
      4,234,639  FNMA GRANTOR TRUST SERIES 2004-T2                                    6.00       11/25/2034        4,242,795
      5,378,267  FNMA GRANTOR TRUST SERIES 2004-T3 CLASS A1                           6.00       02/25/2044        5,413,699
     19,219,062  FNMA POOL 725773<<                                                   5.50       09/01/2034       19,047,244
      1,194,768  FNMA SERIES 1998-M6 CLASS A2                                         6.32       08/15/2008        1,219,026
      3,360,122  FNMA SERIES 2001-M1 CLASS B<<                                        6.12       05/25/2013        3,417,559
      2,327,130  FNMA SERIES 2002-90 CLASS A2                                         6.50       11/25/2042        2,376,948
      4,125,005  FNMA SERIES 2003-86 CLASS PT<<                                       4.50       09/25/2018        4,018,895
     19,369,505  FNMA SERIES 2003-92 CLASS HP<<                                       4.50       09/25/2018       18,872,552
      7,438,069  FNMA SERIES 2003-97 CLASS CA<<                                       5.00       10/25/2018        7,360,276
      1,494,458  FNMA SERIES 2003-W4 3A                                               7.00       10/25/2042        1,536,340
        922,917  FNMA WHOLE LOAN                                                      7.00       12/25/2033          948,685

                                                                                                                 192,085,888
                                                                                                              --------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.74%
        211,309  GNMA #345066                                                         6.50       10/15/2023          220,473
        156,480  GNMA #346960                                                         6.50       12/15/2023          163,267
        127,439  GNMA #354692                                                         6.50       11/15/2023          132,966
        210,061  GNMA #361398                                                         6.50       01/15/2024          219,358
        257,046  GNMA #366641                                                         6.50       11/15/2023          268,194
         47,523  GNMA #473917                                                         7.00       04/15/2028           49,648
         79,656  GNMA #473918                                                         7.00       04/15/2028           83,219
        420,543  GNMA #531436                                                         7.00       06/15/2042          467,294
          8,875  GNMA #531965                                                         7.72       12/15/2041            9,740
        296,852  GNMA #533858                                                         7.35       06/15/2042          324,395
        642,546  GNMA #780626                                                         7.00       08/15/2027          671,360
     21,373,380  GNMA SERIES 2003-38 CLASS JC+/-<<                                    6.99       08/16/2042       23,375,014

                                                                                                                  25,984,928
                                                                                                              --------------

STUDENT LOAN MARKETING ASSOCIATION - 0.32%
      3,000,000  SLMA SERIES 1999-3 CLASS CTFS+/-                                     4.60       01/26/2015        3,028,371
                                                                                                              --------------

TOTAL AGENCY SECURITIES (COST $332,920,342)                                                                      328,276,575
                                                                                                              --------------

PRIVATE INVESTMENT PARTNERSHIPS - 0.17%
      2,500,000  TOLL ROAD INVESTMENT PARTNERSHIP II LIMITED PARTNERSHIP++^           5.43       02/15/2015        1,534,702
            349  PPM AMERICA CBO II LIMITED PARTNERSHIP                                                               39,308
                                                                                                              --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
TOTAL PRIVATE INVESTMENT PARTNERSHIPS (COST $1,804,765)                                                            1,574,010
                                                                                                              --------------

TERM LOANS - 0.18%

$     1,000,000  CITGO PETROLEUM CORPORATION                                          5.94%      11/15/2012   $    1,008,440
        719,231  NOVELIS INCORPORATED TERM LOAN B                                     6.01       01/07/2012          727,322
                                                                                                              --------------

TOTAL TERM LOANS (COST $1,724,796)                                                                                 1,735,762
                                                                                                              --------------

US TREASURY SECURITIES - 9.92%

US TREASURY BONDS - 9.92%
      2,500,000  US TREASURY BOND<<                                                   7.25       05/15/2016        3,025,780
      5,250,000  US TREASURY BOND<<                                                   8.00       11/15/2021        7,152,715
     14,400,000  US TREASURY BOND<<                                                   7.25       08/15/2022       18,555,192
     18,865,000  US TREASURY BOND<<                                                   6.25       08/15/2023       22,306,391
      4,310,000  US TREASURY BOND<<                                                   6.75       08/15/2026        5,468,481
      1,730,000  US TREASURY BOND<<                                                   6.13       08/15/2029        2,088,638
     12,000,000  US TREASURY BOND<<                                                   5.38       02/15/2031       13,357,968
      8,925,000  US TREASURY BOND - INFLATION PROTECTED<<&                            3.38       04/15/2032       11,803,661
      9,300,000  US TREASURY BOND - INFLATION PROTECTED<<&                            2.38       01/15/2025       10,321,798

                                                                                                                  94,080,624
                                                                                                              --------------

TOTAL US TREASURY SECURITIES (COST $92,031,240)                                                                   94,080,624
                                                                                                              --------------

COLLATERAL FOR SECURITIES LENDING - 41.83%

SHARES

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.01%
        109,907  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                              109,907
            684  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                         684

                                                                                                                     110,591
                                                                                                              --------------
PRINCIPAL

COLLATERAL INVESTED IN OTHER ASSETS - 41.82%
$       318,332  ABBEY NATIONAL TREASURY SERVICE+/-                                   4.69       01/16/2007          318,695
      4,723,639  AMERICAN EXPRESS BANK FSB+/-                                         4.54       01/26/2007        4,722,884
        220,779  AMERICAN EXPRESS CREDIT CORPORATION+/-                               4.74       05/16/2006          220,880
      2,977,947  AMERICAN GENERAL FINANCE CORPORATION+/-                              4.60       03/15/2007        2,979,138
      3,600,132  AMSTEL FUNDING CORPORATION                                           4.39       03/28/2006        3,587,928
      5,134,391  AQUIFER FUNDING LIMITED                                              4.55       03/06/2006        5,131,207
      5,134,391  AQUIFER FUNDING LIMITED                                              4.55       03/07/2006        5,130,540
        923,574  AQUINAS FUNDING LLC                                                  4.56       03/23/2006          921,025
         87,387  AQUINAS FUNDING LLC                                                  4.77       05/15/2006           86,534
        256,720  ATLANTIS ONE FUNDING CORPORATION                                     4.55       03/09/2006          256,463
        513,439  ATLAS CAPITAL FUNDING LIMITED                                        4.40       03/09/2006          512,926
      1,254,537  ATLAS CAPITAL FUNDING LIMITED                                        4.62       05/17/2006        1,241,954
      2,898,980  ATOMIUM FUNDING CORPORATION                                          4.46       03/17/2006        2,893,182
      3,286,010  ATOMIUM FUNDING CORPORATION                                          4.54       03/20/2006        3,278,189
     10,268,781  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
                   (MATURITY VALUE $10,270,096)                                       4.61       03/01/2006       10,268,781
     34,913,857  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
                   (MATURITY VALUE $34,918,328)                                       4.61       03/01/2006       34,913,857
        386,004  BETA FINANCE INCORPORATED SERIES MTN+/-                              4.64       06/02/2006          386,092

     40,664,375  BNP PARIBAS REPURCHASE AGREEMENT
                 (MATURITY VALUE $40,669,582)                                         4.61       03/01/2006       40,664,375
      6,261,184  BUCKINGHAM CDO II LLC                                                4.55       03/03/2006        6,259,619
      3,183,322  BUCKINGHAM CDO II LLC                                                4.59       03/24/2006        3,174,122
     10,243,110  BUCKINGHAM CDO II LLC                                                4.58       03/29/2006       10,207,054

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$     9,241,903  BUCKINGHAM CDO LLC                                                   4.55%      03/03/2006   $    9,239,593
      2,255,846  BUCKINGHAM CDO LLC                                                   4.55       03/07/2006        2,254,154
      1,168,074  BUCKINGHAM CDO LLC                                                   4.55       03/08/2006        1,167,058
      2,053,756  BUCKINGHAM CDO LLC                                                   4.56       03/20/2006        2,048,868
      2,567,195  BUCKINGHAM CDO LLC                                                   4.59       03/30/2006        2,557,851
      4,107,513  CAIRN HIGH GRADE FUNDING I                                           4.54       03/02/2006        4,106,979
      2,053,756  CAIRN HIGH GRADE FUNDING I                                           4.56       03/16/2006        2,049,895
      1,848,381  CAIRN HIGH GRADE FUNDING I                                           4.56       03/21/2006        1,843,741
      2,567,195  CAIRN HIGH GRADE FUNDING I                                           4.56       03/23/2006        2,560,110
      2,259,132  CAIRN HIGH GRADE FUNDING I                                           4.56       03/24/2006        2,252,603
      2,002,412  CAIRN HIGH GRADE FUNDING I                                           4.59       03/31/2006        1,994,863
        205,376  CC USA INCORPORATED+/-                                               4.56       07/14/2006          205,380
        293,995  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.48       03/07/2006          293,775
        619,002  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.48       03/10/2006          618,303
         27,520  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.46       03/13/2006           27,479
        935,178  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.56       03/14/2006          933,654
      1,026,878  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.48       03/22/2006        1,024,177
        103,407  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.57       03/23/2006          103,121
      1,329,396  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.54       04/10/2006        1,322,630
      3,080,634  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.57       04/19/2006        3,061,257
      3,115,959  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.71       05/08/2006        3,088,352
      1,223,833  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.73       05/12/2006        1,212,354
        513,439  CITIGROUP INCORPORATED+/-                                            4.62       03/20/2006          513,398
        171,181  CLIPPER RECEIVABLES CORPORATION                                      4.57       03/20/2006          170,773
        718,815  CONCORD MINUTEMAN CAPITAL COMPANY SERIES A                           4.60       04/05/2006          715,616
      3,785,381  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-                        4.55       03/06/2006        3,785,381
      6,520,676  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-                        4.55       03/15/2006        6,520,676
      4,620,952  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-                        4.55       03/08/2007        4,620,952
      6,099,964  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     4.55       03/09/2006        6,093,864
      2,485,045  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     4.56       03/13/2006        2,481,318
      1,610,042  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     4.46       03/15/2006        1,607,225
      6,156,134  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     4.56       03/21/2006        6,140,683
         46,210  CREDIT SUISSE BANK+/-                                                4.52       03/21/2006           46,201
      4,518,264  CREDIT SUISSE BANK SERIES YCD1+/-                                    4.61       05/04/2006        4,514,062
        282,391  CREDIT SUISSE FIRST BOSTON+/-                                        4.77       06/19/2006          282,637
        160,398  CULLINAN FINANCE CORPORATION                                         4.75       05/11/2006          158,915
      2,435,036  DEER VALLEY FUNDING LLC                                              4.54       03/03/2006        2,434,427
        517,547  DEER VALLEY FUNDING LLC                                              4.51       03/20/2006          516,315
      9,234,818  DEER VALLEY FUNDING LLC                                              4.58       03/23/2006        9,209,330
      1,210,176  EIFFEL FUNDING LLC                                                   4.56       03/10/2006        1,208,808
      1,540,317  EIFFEL FUNDING LLC                                                   4.48       03/27/2006        1,535,296
        132,981  EIFFEL FUNDING LLC                                                   4.58       03/28/2006          132,530
        690,576  EUREKA SECURITIZATION INCORPORATED                                   4.48       03/09/2006          689,885
      1,401,689  FIVE FINANCE INCORPORATED                                            4.57       03/27/2006        1,397,119
        359,407  FIVE FINANCE INCORPORATED                                            4.57       03/28/2006          358,189
        516,725  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       4.33       03/16/2006          515,754
        102,688  GALAXY FUNDING INCORPORATED                                          4.56       03/21/2006          102,430
        226,427  GEMINI SECURITIZATION INCORPORATED                                   4.41       03/10/2006          226,171
        102,688  GENERAL ELECTRIC CAPITAL+/-                                          4.52       03/29/2006          102,671
      2,364,387  GENERAL ELECTRIC CAPITAL+/-                                          4.91       05/12/2006        2,365,285
      1,233,281  GENERAL ELECTRIC CAPITAL+/-                                          4.62       09/18/2006        1,234,452
      1,643,005  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                        4.65       06/16/2006        1,643,005
        460,452  GEORGE STREET FINANCE LLC                                            4.43       03/13/2006          459,761
      5,237,079  GOLDMAN SACHS GROUP INCORPORATED+/-                                  4.66       06/30/2006        5,237,079
      2,567,195  GOLDMAN SACHS GROUP INCORPORATED+/-                                  4.71       08/16/2006        2,567,195
        166,868  GOLDMAN SACHS GROUP INCORPORATED+/-                                  4.94       08/18/2006          167,046
         85,642  GRAMPIAN FUNDING LIMITED                                             4.44       04/11/2006           85,195
        749,621  HBOS TREASURY SERVICES PLC+/-                                        4.55       06/30/2006          749,711
        261,340  ING AMERICA INSURANCE HOLDINGS INCORPORATED                          4.58       03/14/2006          260,914
      8,625,776  ING USA ANNUITY & LIFE INSURANCE+/-                                  4.72       06/06/2006        8,625,776
      2,567,195  IRISH LIFE & PERMANENT                                               4.46       03/28/2006        2,558,493
         79,172  JUPITER SECURITIZATION CORPORATION                                   4.57       03/20/2006           78,984
        220,779  K2 (USA) LLC                                                         4.46       04/20/2006          219,361

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$       514,569  K2 (USA) LLC SERIES MTN+/-                                           4.63%      07/24/2006   $      514,718
      6,572,020  KAUPTHING BANK HF SERIES MTN+/-                                      4.63       03/20/2007        6,571,757
      2,772,571  KLIO FUNDING CORPORATION                                             4.57       03/23/2006        2,764,919
      2,603,752  KLIO II FUNDING CORPORATION                                          4.56       03/17/2006        2,598,545
      5,134,391  KLIO II FUNDING CORPORATION                                          4.59       03/27/2006        5,117,653
      4,259,182  KLIO III FUNDING CORPORATION                                         4.46       03/20/2006        4,249,046
      4,664,799  KLIO III FUNDING CORPORATION                                         4.56       03/23/2006        4,651,924
      1,459,502  KLIO III FUNDING CORPORATION                                         4.49       04/05/2006        1,453,007
      2,156,444  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                             4.61       03/16/2006        2,156,444
        205,376  LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTNG+/-                 4.59       06/02/2006          205,408
      5,897,053  LEXINGTON PARKER CAPITAL CORPORATION                                 4.54       03/06/2006        5,893,397
        248,402  LEXINGTON PARKER CAPITAL CORPORATION                                 4.49       03/14/2006          247,997
        112,649  LEXINGTON PARKER CAPITAL CORPORATION                                 4.45       04/18/2006          111,955
      4,023,719  LEXINGTON PARKER CAPITAL CORPORATION                                 4.71       05/10/2006        3,987,023
      7,701,586  LIBERTY LIGHT US CAPITAL SERIES MTN+/-                               4.57       05/26/2006        7,702,510
        190,486  LIBERTY STREET FUNDING CORPORATION                                   4.57       03/16/2006          190,128
      1,286,370  LINKS FINANCE LLC SERIES MTN+/-                                      4.56       03/15/2006        1,286,344
      3,594,074  LIQUID FUNDING LIMITED+/-                                            4.55       03/03/2006        3,594,073
      2,053,756  LIQUID FUNDING LIMITED                                               4.56       03/06/2006        2,052,483
      1,591,661  LIQUID FUNDING LIMITED                                               4.57       03/10/2006        1,589,863
      3,542,730  LIQUID FUNDING LIMITED                                               4.49       04/04/2006        3,527,390
      2,772,571  LIQUID FUNDING LIMITED+/-                                            4.55       08/14/2006        2,772,571
        102,688  MERRILL LYNCH & COMPANY+/-                                           4.88       04/18/2006          102,695
        564,783  MERRILL LYNCH & COMPANY+/-                                           4.69       06/06/2006          565,212
        122,301  MONT BLANC CAPITAL CORPORATION                                       4.48       04/10/2006          121,679
        184,838  MORGAN STANLEY+/-                                                    4.80       03/27/2006          184,838
      7,188,147  MORGAN STANLEY+/-                                                    4.63       10/10/2006        7,188,147
      5,134,391  MORGAN STANLEY+/-                                                    4.63       10/30/2006        5,134,391
      1,578,825  MORGAN STANLEY SERIES EXL+/-                                         4.60       08/13/2010        1,579,251
        471,440  NIEUW AMSTERDAM RECEIVABLES CORPORATION                              4.55       03/01/2006          471,440
        187,816  NIEUW AMSTERDAM RECEIVABLES CORPORATION                              4.55       03/09/2006          187,628
        204,965  NIEUW AMSTERDAM RECEIVABLES CORPORATION                              4.60       04/06/2006          204,026
        265,653  NIEUW AMSTERDAM RECEIVABLES CORPORATION                              4.62       06/15/2006          261,945
        102,688  PERRY GLOBAL FUNDING LIMITED                                         4.56       03/01/2006          102,688
         65,515  PERRY GLOBAL FUNDING LIMITED                                         4.86       06/12/2006           64,626
      2,772,571  PREMIUM ASSET TRUST SERIES 2001-2+/-                                 4.87       03/28/2006        2,772,626
      1,206,274  PRUDENTIAL PLC                                                       4.66       04/10/2006        1,200,134
        205,376  PRUDENTIAL PLC                                                       4.72       05/08/2006          203,556
      4,719,019  RACERS TRUST 2004-6-MM+/-                                            4.57       05/22/2006        4,719,396
        325,007  ROYAL BANK OF SCOTLAND PLC+/-                                        4.79       11/24/2006          325,189
      2,567,195  ROYAL BANK OF SCOTLAND PLC+/-                                        4.79       11/24/2006        2,568,633
         51,344  SCALDIS CAPITAL LIMITED                                              4.32       03/27/2006           51,176
        462,095  SCALDIS CAPITAL LIMITED                                              4.49       04/18/2006          459,249
         62,845  SCALDIS CAPITAL LIMITED                                              4.48       04/21/2006           62,434
      2,567,195  SEDNA FINANCE INCORPORATED+/-                                        4.43       12/08/2006        2,567,221
        975,534  SLM CORPORATION+/-                                                   4.79       04/25/2006          975,612
        205,376  SPINTAB (SWEDMORTGAGE) AB                                            4.40       03/06/2006          205,248
         77,016  SWEDBANK (FORENINGS SPARBANKEN)                                      4.47       04/10/2006           76,624
         61,613  TANGO FINANCE CORPORATION                                            4.35       03/09/2006           61,551
      1,196,313  TANGO FINANCE CORPORATION                                            4.45       04/03/2006        1,191,288
      1,286,370  TANGO FINANCE CORPORATION SERIES MTN+/-                              4.63       10/25/2006        1,286,795
      1,837,188  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                   4.46       03/20/2006        1,832,815
         75,886  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                   4.80       05/15/2006           75,145
     10,268,781  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                            4.76       07/11/2006       10,268,781
      1,973,557  TRAVELERS INSURANCE COMPANY+/-                                       4.64       02/09/2007        1,973,518
      2,053,756  UNICREDITO ITALIANO+/-                                               4.46       03/28/2006        2,053,323
      5,134,391  UNICREDITO ITALIANO NY+/-                                            4.47       06/30/2006        5,133,656
      2,567,195  UNICREDITO ITALIANO SERIES LIB+/-                                    4.58       03/09/2007        2,566,862
        205,376  WHISTLEJACKET CAPITAL LIMITED                                        4.56       03/13/2006          205,068
      3,695,324  WHITE PINE FINANCE LLC                                               4.56       03/13/2006        3,689,781
        194,901  WHITE PINE FINANCE LLC                                               4.56       03/15/2006          194,560
      3,140,501  WHITE PINE FINANCE LLC                                               4.57       03/28/2006        3,129,855
      1,026,878  WHITE PINE FINANCE LLC                                               4.67       05/17/2006        1,016,579

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$     2,669,883  WHITE PINE FINANCE LLC SERIES MTN1+/-                                4.57%      06/12/2006   $    2,670,284

                                                                                                                 396,399,205
                                                                                                              --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $396,509,796)                                                      396,509,796
                                                                                                              --------------
SHARES

SHORT-TERM INVESTMENTS - 0.79%
      7,491,128  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                       7,491,128

TOTAL SHORT-TERM INVESTMENTS (COST $7,491,128)                                                                     7,491,128
                                                                                                              --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,337,934,253)*                                  141.05%                                               $1,337,166,896

OTHER ASSETS AND LIABILITIES, NET                       (41.05)                                                 (389,189,573)
                                                        ------                                                --------------

TOTAL NET ASSETS                                        100.00%                                               $  947,977,323
                                                        ------                                                --------------

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST OR PRINCIPAL PAYMENTS.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

& U.S. TREASURY INFLATION-PROTECTION SECURITIES (TIPS) ARE SECURITIES IN WHICH THE PRINCIPAL AMOUNT IS ADJUSTED FOR INFLATION AND THE SEMI-ANNUAL INTEREST PAYMENTS EQUAL A FIXED PERCENTAGE OF THE INFLATION-ADJUSTED PRINCIPAL AMOUNT.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $7,491,128.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
ASSET BACKED SECURITIES - 21.06%
$     2,000,000  AMERICREDIT AUTOMOBILE RECEIVABLES TRUST SERIES 2006-1 CLASS
                   A3                                                                 5.11%      10/06/2010   $    1,999,868
        108,109  ASSET BACKED SECURITIES CORPORATION HOME EQUITY SERIES
                   2001-HE2 CLASS A1+/-                                               5.09       06/15/2031          108,659
        723,638  BANK OF AMERICA MANUFACTURED HOUSING CONTRACT SERIES 1997-1
                   CLASS A8                                                           6.73       06/10/2023          725,235
      3,000,000  BANK ONE ISSUANCE TRUST SERIES 2003-B3 CLASS B3+/-                   4.89       05/16/2011        3,014,239
      6,500,000  CHASE MANHATTAN AUTO OWNER TRUST SERIES 2005-A CLASS A3              3.87       06/15/2009        6,401,360
        400,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2001-B2 CLASS B2+/-       4.95       12/10/2008          400,910
      3,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2005-B1 CLASS B1          4.40       09/15/2008        2,943,560
        365,043  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2003-BC1 CLASS
                   A1+/-                                                              4.98       03/25/2033          365,882
        299,245  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2003-SD2 CLASS
                   A1+/-++                                                            5.08       09/25/2032          299,968
        393,768  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2003-SD3 CLASS
                   A1+/-++                                                            5.00       01/25/2033          395,527
      1,722,999  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2004-SD2 CLASS
                   A1+/-++                                                            4.90       11/25/2033        1,726,769
      1,360,782  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2001-A CLASS A+/-          4.81       04/15/2027        1,360,852
      1,261,278  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2002-D CLASS A+/-          4.81       08/15/2028        1,261,502
        958,382  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2002-G CLASS A+/-          4.94       12/15/2028          962,751
      4,789,792  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2005-M CLASS A1+/-         4.81       02/15/2035        4,792,785
      2,493,616  EQUIFIRST MORTGAGE LOAN TRUST SERIES 2003-2 CLASS 3A3+/-             5.33       09/25/2033        2,499,281
        847,002  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-35 CLASS A+/-      4.86       09/25/2031          847,104
      4,573,046  FIFTH THIRD HOME EQUITY LOAN TRUST SERIES 2003-1 CLASS A+/-          4.82       09/20/2023        4,577,059
        353,644  FIFTH THIRD MORTGAGE LOAN TRUST SERIES 2002-FTB1 CLASS 4A1+/-        5.92       11/19/2032          353,176
        552,253  FIRST HORIZON ABS TRUST SERIES 2004-HE1 CLASS A+/-                   4.74       01/25/2024          552,481
      2,074,003  FIRST HORIZON ABS TRUST SERIES 2004-HE3 CLASS A+/-                   4.82       10/25/2034        2,079,336
        939,910  FIRST PLUS HOME LOAN TRUST SERIES 1997-3 CLASS A8                    7.55       11/10/2023          938,982
      3,870,342  FLEET HOME EQUITY LOAN TRUST SERIES 2003-1 CLASS A+/-                4.82       01/20/2033        3,874,125
      6,000,000  GE EQUIPMENT SMALL TICKET LLC SERIES 2005-1A CLASS A3++              4.38       07/22/2009        5,936,696
        893,559  GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 1999-2 CLASS A3+/-       5.30       11/25/2029          893,559
      1,525,861  GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 2001-HE3 CLASS
                   A2+/-                                                              4.86       03/25/2027        1,528,808
      4,000,000  GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 2005-HE3 CLASS
                   A2+/-                                                              4.68       02/25/2036        3,995,624
      1,354,967  GOLDEN SECURITIES CORPORATION SERIES 2003-A CLASS A1+/-++            4.87       12/02/2013        1,355,130
      5,000,000  GS AUTO LOAN TRUST SERIES 2005-1 CLASS A3                            4.45       05/17/2010        4,949,954
      4,349,737  HFC HOME EQUITY LOAN ASSET BACKED CERTIFICATES SERIES 2005-2
                   CLASS A1+/-                                                        4.84       01/20/2035        4,350,218
      1,500,000  HONDA AUTO RECEIVABLES OWNER TRUST 2005-2 CLASS A3                   3.93       01/15/2009        1,481,142
      4,500,000  HOUSEHOLD AUTOMOTIVE TRUST SERIES 2005-1 CLASS A4                    4.35       06/18/2012        4,407,575
      3,290,000  HYUNDAI AUTO RECEIVABLES TRUST SERIES 2005-A CLASS A3                3.98       11/16/2009        3,230,933
      1,938,756  KEYCORP STUDENT LOAN TRUST SERIES 2003-A CLASS 2A1+/-                4.77       10/25/2025        1,940,703
        340,502  LEHMAN ABS CORPORATION SERIES 2004-2 CLASS A+/-                      4.80       06/25/2034          340,738
      1,731,531  MELLON RESIDENTIAL FUNDING CORPORATION SERIES 2001-TBC1 CLASS
                   A1+/-                                                              4.92       11/15/2031        1,733,755
      3,446,319  MSDWCC HELOC TRUST SERIES 2003-1 CLASS A+/-                          4.85       11/25/2015        3,446,871
      2,830,000  NAVISTAR FINANCIAL CORPORATION OWNER TRUST SERIES 2005-A
                   CLASS A3                                                           4.22       02/15/2010        2,792,165
      3,300,000  ONYX ACCEPTANCE GRANTOR TRUST SERIES 2004-C CLASS A4                 3.50       12/15/2011        3,224,129
        481,070  OPTION ONE MORTGAGE LOAN TRUST SERIES 2003-1 CLASS A2+/-             5.00       02/25/2033          482,281
      2,907,084  RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2002-KS8
                   CLASS A6+/-                                                        4.86       12/25/2032        2,862,190
        449,970  RESIDENTIAL FUNDING SECURITIES CORPORATION SERIES 2004-RP1A
                   CLASS A2A+/-++                                                     4.88       11/25/2042          450,823
      3,827,484  SBI HELOC TRUST 2005-HE1 1A+/-++                                     4.77       11/25/2035        3,827,484
      1,475,193  SEQUOIA MORTGAGE TRUST SERIES 2003-2 CLASS A1+/-                     4.82       06/20/2033        1,475,670
      1,663,062  SEQUOIA MORTGAGE TRUST SERIES 5 CLASS A+/-                           4.83       10/19/2026        1,667,717
      3,500,000  SSB RV TRUST SERIES 2001-1 CLASS A5                                  6.30       04/15/2016        3,526,413
      2,000,000  STRUCTURED ASSET REPACKAGED TRUST+/-++                               4.98       03/21/2006        1,999,978
      2,060,354  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2003-9A CLASS
                   2A1+/-                                                             3.83       03/25/2033        2,050,415
      5,513,101  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2005-GEL4
                   CLASS A+/-                                                         4.88       09/25/2025        5,500,281
        420,494  WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2002-HE2
                   CLASS A+/-                                                         5.01       12/25/2032          422,468
      3,211,146  WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2003-HE2
                   CLASS AII1+/-                                                      4.84       07/02/2018        3,218,506
      2,414,909  WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2004-HE1
                   CLASS A+/-                                                         4.80       06/25/2034        2,416,576
      2,750,000  WACHOVIA AUTO OWNER TRUST SERIES 2005-B CLASS A3                     4.79       04/20/2010        2,739,468
      3,495,684  WASHINGTON MUTUAL SERIES 2003-AR1 CLASS A6+/-                        4.49       03/25/2033        3,437,754
      4,000,000  WFS FINANCIAL OWNER TRUST SERIES 2005-3 CLASS A4                     4.39       05/17/2013        3,930,399
      6,055,000  WORLD OMNI AUTO RECEIVABLES TRUST SERIES 2005-B CLASS A3             4.40       05/20/2009        6,006,806

TOTAL ASSET BACKED SECURITIES (COST $134,844,388)                                                                134,104,640
                                                                                                              --------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 18.57%
        182,824  BANK OF AMERICA MORTGAGE SECURITIES SERIES 2002-G CLASS 2A1+/-       6.00       07/20/2032          183,932
      1,697,078  BANK OF AMERICA MORTGAGE SECURITIES SERIES 2003-A CLASS 2A2+/-       4.57       02/25/2033        1,692,117

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$     1,981,554  CHESAPEAKE FUNDING LLC SERIES 2003-2 CLASS A1+/-                     4.77%      11/07/2008   $    1,982,164
      4,564,519  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-24 CLASS 2A1B+/-      4.79       07/20/2035        4,587,342
      4,345,795  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-27 CLASS 3A1+/-       4.74       06/30/2035        4,345,795
      5,203,699  COUNTRYWIDE HOME LOANS SERIES 2004-25 CLASS 1A3+/-                   4.89       02/25/2035        5,221,011
      5,177,671  COUNTRYWIDE HOME LOANS SERIES 2004-29 CLASS 2A1+/-                   4.86       12/29/2034        5,194,719
      4,818,131  COUNTRYWIDE HOME LOANS SERIES 2004-R1 CLASS 1AF+/-++                 4.98       11/25/2034        4,843,856
        642,505  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                   2002-AR17 CLASS 2A1+/-                                             5.12       12/19/2039          648,097
      1,027,204  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                   2003-AR2 CLASS 2A1+/-                                              4.88       02/25/2033        1,012,891
      5,548,128  FHLMC STRUCTURED PASS THROUGH SECURITIES SERIES T-63 CLASS
                   1A1+/-                                                             4.53       02/25/2045        5,598,987
      2,750,000  FIFTH THIRD AUTO TRUST SERIES 2004-A CLASS A4                        3.70       10/20/2011        2,689,243
        494,072  GREENPOINT HOME EQUITY LOAN TRUST SERIES 2004-1 CLASS A+/-           4.81       07/25/2029          495,174
      5,000,000  GREENPOINT MORTGAGE FUNDING TRUST SERIES 2006-AR1 CLASS A1A+/-       4.86       02/25/2036        5,000,000
      9,444,326  GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 1AF+/-++               4.98       10/25/2034        9,496,674
      6,206,524  GSMPS MORTGAGE LOAN TRUST SERIES 2005-RP3 CLASS 1AF+/-               4.88       09/25/2035        6,236,427
      5,124,101  HARBORVIEW MORTGAGE LOAN TRUST SERIES 2004-11 CLASS 3A2A+/-          4.82       01/19/2035        5,136,799
      1,955,847  MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED SERIES 2003-A2
                   CLASS 2A2+/-                                                       4.21       02/25/2033        1,955,648
        576,228  MLCC MORTGAGE INVESTORS INCORPORATED SERIES 1996-C CLASS A+/-        4.95       09/15/2021          576,988
      1,269,517  MLCC MORTGAGE INVESTORS INCORPORATED SERIES 1997-B CLASS A+/-        4.75       03/16/2026        1,271,696
      4,872,233  MLCC MORTGAGE INVESTORS INCORPORATED SERIES 1999-A CLASS A+/-        4.95       03/15/2025        4,891,977
      3,641,093  MLCC MORTGAGE INVESTORS INCORPORATED SERIES 2003-A CLASS 2A2+/-      4.46       03/25/2028        3,649,741
      3,490,363  MLCC MORTGAGE INVESTORS INCORPORATED SERIES 2003-B CLASS A1+/-       4.87       04/25/2028        3,512,434
      2,799,015  MLCC MORTGAGE INVESTORS INCORPORATED SERIES 2004-A CLASS A1+/-       4.76       04/25/2029        2,800,472
      4,211,509  MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2003-HYB1 CLASS
                   A3+/-                                                              4.60       03/25/2033        4,259,125
      1,874,263  NATIONSLINK FUNDING CORPORATION SERIES 1999-SI CLASS A1V+/-          4.92       11/10/2030        1,877,718
        876,642  NATIONSLINK FUNDING CORPORATION SERIES 1999-SL CLASS A4              6.65       11/10/2030          878,043
        449,289  NATIONSLINK FUNDING CORPORATION SERIES 1999-SL CLASS D               7.56       11/10/2030          469,615
      1,247,082  RESIDENTIAL FUNDING MORTGAGE SECURITIES INCORPORATED SERIES
                   2003-HS1 CLASS AII+/-                                              4.87       12/25/2032        1,248,128
      2,215,866  RESIDENTIAL FUNDING MORTGAGE SECURITIES INCORPORATED SERIES
                   2004-HS3 CLASS A+/-                                                4.80       09/25/2029        2,218,602
        495,959  RESIDENTIAL FUNDING SECURITIES CORPORATION SERIES 2003-RP1
                   CLASS A1+/-                                                        5.08       05/05/2033          498,799
      4,873,521  SEQUOIA MORTGAGE TRUST SERIES 10 CLASS 1A+/-                         4.97       10/20/2027        4,877,820
      4,681,922  SEQUOIA MORTGAGE TRUST SERIES 2003-8 CLASS A1+/-                     4.81       01/20/2034        4,686,764
      3,429,190  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2004-NP2 CLASS
                   A+/-++                                                             4.73       06/25/2034        3,429,190
        685,146  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2004-S3 CLASS
                   A+/-                                                               4.78       10/25/2034          685,397
      2,803,821  WASHINGTON MUTUAL MORTGAGE SERIES 2005-AR6 CLASS 2A1A+/-             4.81       04/25/2035        2,802,285
      7,310,190  WASHINGTON MUTUAL SERIES 2005-AR1 CLASS A1A+/-                       4.90       01/25/2045        7,315,020

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $118,228,716)                                                    118,270,690
                                                                                                              --------------

CORPORATE BONDS & NOTES - 17.92%

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.56%
      3,550,000  MASCO CORPORATION+/-++                                               4.71       03/09/2007        3,558,754
                                                                                                              --------------

BUSINESS SERVICES - 0.37%
      2,325,000  CENDANT CORPORATION                                                  6.88       08/15/2006        2,339,968
                                                                                                              --------------

COMMUNICATIONS - 0.84%
      2,500,000  PEARSON INCORPORATED++                                               7.38       09/15/2006        2,525,790
      1,825,000  TIME WARNER COMPANIES INCORPORATED                                   8.11       08/15/2006        1,847,824
      1,000,000  UNIVISION COMMUNICATIONS INCORPORATED<<                              2.88       10/15/2006          985,676

                                                                                                                   5,359,290
                                                                                                              --------------

DEPOSITORY INSTITUTIONS - 3.73%
      1,500,000  ASSOCIATED BANK GREEN BAY                                            3.70       03/01/2007        1,467,770
      2,000,000  ASSOCIATED BANK NA+/-                                                4.80       02/01/2008        2,001,690
        600,000  BEAR STEARNS COMPANY INCORPORATED+/-                                 4.80       09/15/2006          600,880
        500,000  BEAR STEARNS COMPANY INCORPORATED+/-                                 4.76       01/16/2007          500,748

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                      PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
DEPOSITORY INSTITUTIONS (CONTINUED)
$     2,900,000  DEPOSIT GUARANTY CORPORATION                                         7.25%      05/01/2006   $    2,911,034
      3,000,000  GREATER BAY BANCORP                                                  5.25       03/31/2008        2,987,820
      1,650,000  MERRILL LYNCH+/-                                                     4.78       01/02/2008        1,654,373
      2,500,000  NATIONAL CITY BANK+/-                                                4.62       02/07/2008        2,501,117
      1,200,000  NEBHELP INCORPORATED SERIES A-2$                                     3.24       12/01/2017        1,200,000
      2,000,000  ROSLYN BANCORP INCORPORATED                                          7.50       12/01/2008        2,099,550
      3,035,000  WACHOVIA CORPORATION                                                 6.30       04/15/2008        3,112,374
      2,710,000  WASHINGTON MUTUAL BANK FA SERIES MTN+/-                              4.97       07/25/2006        2,713,612

                                                                                                                  23,750,968
                                                                                                              --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
 EQUIPMENT - 0.36%
      2,290,000  DOMINION RESOURCES INCORPORATED SERIES D+/-<<                        4.82       09/28/2007        2,291,312
                                                                                                              --------------

FINANCIAL SERVICES - 0.39%
      2,500,000  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                   4.73       07/11/2006        2,501,585
                                                                                                              --------------

FOOD & KINDRED PRODUCTS - 0.50%
      1,555,000  GENERAL MILLS INCORPORATED                                           6.45       10/15/2006        1,567,272
      1,600,000  RUBBERMAID INCORPORATED                                              6.60       11/15/2006        1,616,191

                                                                                                                   3,183,463
                                                                                                              --------------

FORESTRY - 0.10%
        634,000  WEYERHAEUSER COMPANY                                                 6.13       03/15/2007          637,716
                                                                                                              --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.32%
      2,000,000  BRITISH AEROSPACE FINANCE INCORPORATED++                             7.00       07/01/2007        2,038,290
                                                                                                              --------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.63%
      4,000,000  NATIONWIDE LIFE GLOBAL FIND+/-++                                     4.84       05/15/2007        4,005,396
                                                                                                              --------------

INSURANCE CARRIERS - 1.47%
      2,840,000  HARTFORD LIFE GLOBAL FUND+/-                                         4.66       09/15/2009        2,845,913
      3,500,000  UNITRIN INCORPORATED                                                 5.75       07/01/2007        3,501,977
      3,000,000  URC HOLDINGS CORPORATION++                                           7.88       06/30/2006        3,019,089

                                                                                                                   9,366,979
                                                                                                              --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
 GOODS - 0.33%
      2,000,000  BECKMAN COULTER INCORPORATED                                         7.45       03/04/2008        2,079,152
                                                                                                              --------------

METAL MINING - 0.32%
      2,000,000  ALCAN ALUMINUM                                                       6.25       11/01/2008        2,048,124
                                                                                                              --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.45%
      2,800,000  FORTUNE BRANDS INCORPORATED                                          6.25       04/01/2008        2,845,489
                                                                                                              --------------

MISCELLANEOUS RETAIL - 0.40%
      2,500,000  ARAMARK SERVICES                                                     7.10       12/01/2006        2,529,910
                                                                                                              --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 4.75%
      3,575,000  AMERICAN EXPRESS CENTURION+/-                                        4.57       07/19/2007        3,579,805
      2,000,000  AMERICAN GENERAL FINANCE SERIES MTNH+/-                              4.64       04/05/2007        2,001,336
      4,180,000  GOLDMAN SACHS GROUP INCORPORATED+/-                                  4.69       01/09/2007        4,184,393
      3,000,000  JOHN DEERE CAPITAL CORPORATION                                       4.50       08/22/2007        2,972,910
      2,000,000  JOHN HANCOCK GLOBAL FUNDING II+/-++                                  4.70       04/03/2009        2,003,890
      2,325,000  KEYCORP+/-                                                           4.81       07/23/2007        2,330,180
      2,565,000  MARSHALL & ILSLEY BANK+/-                                            4.08       10/02/2006        2,551,173
      3,380,000  MORGAN STANLEY+/-                                                    4.93       11/24/2006        3,383,796

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS (CONTINUED)
$     1,085,987  MORGAN STANLEY DEAN WITTER & COMPANY CORPORATION HELOC TRUST
                   SERIES 2003-2 CLASS A+/-                                           4.84%      04/25/2016   $    1,086,847
      3,045,630  RENAISSANCE HOME EQUITY LOAN TRUST SERIES 2003-3 CLASS A+/-          5.08       12/25/2033        3,063,941

      1,131,908  RESIDENTIAL FUNDING MORTGAGE SECURITIES SERIES 2002-HS3 CLASS
                   2A+/-                                                              4.92       08/25/2032        1,132,067
      2,000,000  US TRUST COMPANY NEW YORK+/-                                         4.75       03/13/2006        1,999,791

                                                                                                                  30,290,129
                                                                                                              --------------

PAPER & ALLIED PRODUCTS - 0.36%
      2,285,000  AVERY DENNISON CORPORATION+/-                                        4.95       08/10/2007        2,287,214
                                                                                                              --------------

REAL ESTATE - 1.39%
      4,000,000  DUKE REALTY CORPORATION+/-                                           4.76       12/22/2006        4,004,292
      1,800,000  JDN REALTY CORPORATION                                               6.95       08/01/2007        1,817,046
      3,007,494  MELLON RESIDENTIAL FUNDING CORPORATION SERIES 1999-TBC3 CLASS
                   A2+/-                                                              4.98       10/20/2029        3,031,175

                                                                                                                   8,852,513
                                                                                                              --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.31%
      2,000,000  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTN+/-                   5.17       05/22/2006        2,001,484
                                                                                                              --------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.12%
        758,976  3M EMPLOYEE STOCK OWNERSHIP PLAN TRUST++                             5.62       07/15/2009          764,122
                                                                                                              --------------

TRANSPORTATION EQUIPMENT - 0.22%
      1,500,000  FORD MOTOR CREDIT COMPANY+/-                                         5.35       09/28/2007        1,424,271
                                                                                                              --------------

TOTAL CORPORATE BONDS & NOTES (COST $114,622,295)                                                                114,156,129
                                                                                                              --------------

FUNDING AGREEMENT - 0.39%
      2,500,000  MONUMENTAL LIFE INSURANCE COMPANY+/-                                 4.69       10/20/2006        2,500,000

TOTAL FUNDING AGREEMENT (COST $2,500,000)                                                                          2,500,000
                                                                                                              --------------

LOAN PARTICIPATION - 0.71%
      2,242,450  UNITED STATES DEPARTMENT OF AGRICULTURE - PVT+/-++                   1.43       06/25/2016        2,242,450
      1,466,737  UNITED STATES DEPARTMENT OF AGRICULTURE - PVT SBA GP SERIES
                   D#66+/-++                                                          5.37       09/08/2019        1,466,737
        823,088  UNITED STATES DEPARTMENT OF AGRICULTURE LOAN+/-++                    2.13       10/15/2020          825,146

TOTAL LOAN PARTICIPATION (COST $4,532,321)                                                                         4,534,333
                                                                                                              --------------

MUNICIPAL BONDS & NOTES - 6.42%
      2,100,000  CITY OF PHOENIX AZ SERIES A   (PROPERTY TAX REVENUE LOC)             4.00       07/01/2006        2,092,713
      4,700,000  COLORADO STUDENT OBLIGATION BOND AUTHORITY STUDENT LOAN
                   REVENUE+/-SS.                                                      4.67       12/01/2032        4,700,000
        840,000  COOK COUNTY ILLINOIS SCHOOL DISTRICT #068 SKOKIE (PROPERTY
                   TAX REVENUE)                                                       5.20       12/01/2006          840,596
        875,000  COOK COUNTY ILLINOIS SCHOOL DISTRICT #068 SKOKIE (PROPERTY
                   TAX REVENUE)                                                       5.20       12/01/2007          876,645
      1,925,000  HARRISBURG PA REDEVELOPMENT AUTHORITY+/-SS.                          3.74       11/15/2030        1,905,981
      1,340,000  INDIANA BOARD BANK REVENUE                                           3.40       01/15/2007        1,320,932
        170,000  INDIANA BOARD BANK REVENUE                                           3.53       07/15/2007          166,500
      2,000,000  LOS ANGELES CA UNIFIED SCHOOL DISTRICT ELECTION OF 2005
                   SERIES D                                                           5.05       07/01/2008        1,999,420
      3,000,000  MASSACHUSETTS STATE TAXABLE-SERIES D                                 4.43       01/01/2007        2,985,900
      7,500,000  MISSOURI HIGHER EDUCATION+/-SS.                                      4.52       07/01/2032        7,500,000
      1,350,000  MUNICIPAL ELECTRIC AUTHORITY GA                                      4.95       01/01/2007        1,348,070
      2,825,000  MUSKEGON COUNTY MI                                                   4.00       06/01/2006        2,817,796
      1,000,000  NEW YORK STATE TAXABLE-STATE PERSONAL INCOME SERIES B
                   (PROPERTY TAX REVENUE)                                             2.75       03/15/2008          954,960
      1,900,000  OREGON STATE TAXABLE ALTERNATE ENERGY PROJECT SERIES D               4.00       04/01/2006        1,898,556
      2,000,000  PENNSYLVANIA STATE HIGHER EDUCATION ASSISTANCE AGENCY STUDENT
                 LOAN REVENUE SUB SERIES E+/-SS.                                      4.78       11/01/2028        2,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
MUNICIPAL BONDS & NOTES (CONTINUED)
$     5,000,000  SOUTH CAROLINA STUDENT LOAN CORPORATION EDUCATIONAL LOAN
                 REVENUE SERIES A-4+/-SS.                                             4.38%      06/01/2043   $    5,000,000
      2,500,000  STATE OF MICHIGAN   (PROPERTY TAX REVENUE LOC)                       3.99       11/01/2007        2,459,300

TOTAL MUNICIPAL BONDS & NOTES (COST $41,005,117)                                                                  40,867,369
                                                                                                              --------------

AGENCY SECURITIES - 28.25%

FEDERAL AGENCY & GOVERNMENT - 0.31%
         10,659  SBA #500276+/-                                                       8.63       05/25/2007           10,732
        179,531  SBA #500957+/-                                                       7.00       07/25/2014          186,673
        112,702  SBA #501224+/-                                                       5.50       06/25/2015          114,441
         22,873  SBA #502966+/-                                                       8.48       05/25/2015           24,223
        148,887  SBA #503405+/-                                                       7.63       05/25/2016          157,667
        477,890  SBA #503611+/-                                                       7.13       12/25/2021          506,196
         21,986  SBA #503653+/-                                                       7.88       01/25/2010           22,552
        329,012  SBA #503658+/-                                                       8.38       09/25/2010          342,583
        596,797  SBA SERIES 2000-10C CLASS 1                                          7.88       05/01/2010          617,981

                                                                                                                   1,983,048
                                                                                                              --------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 7.74%
        345,571  FHLMC #786614+/-<<                                                   5.36       08/01/2025          354,537
        181,236  FHLMC #845151+/-                                                     5.28       06/01/2022          185,839
         21,213  FHLMC #846367+/-                                                     5.28       04/01/2029           21,747
      1,672,128  FHLMC #E90573<<                                                      6.00       07/01/2017        1,700,196
      7,842,864  FHLMC #G11693<<                                                      5.00       05/15/2020        7,807,557
     12,700,636  FHLMC #G11696<<                                                      5.50       05/15/2020       12,751,096
      2,751,540  FHLMC #G90030<<                                                      7.50       07/17/2017        2,878,896
        138,927  FHLMC SERIES 1192 CLASS I                                            7.50       01/15/2007          138,743
        261,308  FHLMC SERIES 31 CLASS A7+/-                                          4.71       05/25/2031          261,322
      5,838,234  FHLMC SERIES T-55 CLASS 1A2                                          7.00       03/25/2043        5,993,763
      3,157,214  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-54 CLASS 3A        7.00       02/25/2043        3,253,304
      3,888,904  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-54 CLASS
                   4A+/-                                                              4.89       02/25/2043        3,914,241
      4,430,431  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS 1A2       7.00       07/25/2043        4,585,496
      5,249,153  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-58 CLASS 4A        7.50       09/25/2043        5,475,522

                                                                                                                  49,322,259
                                                                                                              --------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 19.40%
      4,091,887  FNMA                                                                 5.00       04/01/2014        4,073,467
        212,431  FNMA #155506+/-                                                      4.93       04/01/2022          217,509
        551,223  FNMA #190815+/-                                                      4.29       07/01/2017          534,686
         69,333  FNMA #220706+/-                                                      5.34       06/01/2023           70,493
        296,469  FNMA #253482                                                         8.50       10/01/2030          318,515
         45,189  FNMA #318464+/-                                                      5.38       04/01/2025           46,038
        222,930  FNMA #321051+/-                                                      5.40       08/01/2025          227,216
         61,107  FNMA #331866+/-                                                      6.42       12/01/2025           62,214
        711,338  FNMA #383629                                                         6.06       05/01/2008          722,564
      3,172,329  FNMA #384459<<                                                       5.29       11/01/2008        3,161,948
        947,703  FNMA #385793                                                         3.64       07/01/2007          932,178
      4,684,931  FNMA #460223<<                                                       5.95       01/01/2009        4,694,958
     15,000,000  FNMA #460900<<                                                       3.92       01/01/2008       14,759,885
         41,119  FNMA #46698+/-                                                       5.66       12/01/2015           41,200
      1,869,802  FNMA #545643<<                                                       6.17       12/01/2008        1,897,397
      2,494,324  FNMA #545927<<                                                       6.50       12/01/2015        2,561,137
      3,438,213  FNMA #631367<<                                                       5.50       02/01/2017        3,455,098
      4,282,378  FNMA #686043+/-<<                                                    4.42       07/01/2033        4,238,774
      4,023,195  FNMA #693015+/-                                                      4.12       06/01/2033        3,969,410
      1,634,405  FNMA #732003+/-                                                      4.41       09/01/2033        1,605,308

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$     3,422,913  FNMA #734329+/-<<                                                    4.24%      06/01/2033   $    3,373,268
      6,099,956  FNMA #739757+/-<<                                                    4.04       08/01/2033        6,001,320
      5,389,738  FNMA #741447+/-<<                                                    3.95       10/01/2033        5,219,177
      5,277,808  FNMA #741454+/-<<                                                    4.12       10/01/2033        5,166,654
      4,249,710  FNMA #750805+/-<<                                                    4.72       11/25/2033        4,219,513
      3,623,139  FNMA #783249+/-<<                                                    4.68       04/01/2044        3,640,933
     11,713,900  FNMA #783251+/-<<                                                    4.68       04/01/2044       11,772,326
     10,727,933  FNMA #789463+/-                                                      4.40       06/01/2034       10,492,347
      4,491,325  FNMA #806504+/-<<                                                    4.68       10/01/2034        4,514,071
      4,513,271  FNMA #806505+/-<<                                                    4.68       10/01/2044        4,535,085
      4,642,287  FNMA #834933+/-<<                                                    5.07       07/01/2035        4,603,627
      1,037,779  FNMA GRANTOR TRUST SERIES 2002-T12 CLASS A3                          7.50       05/25/2042        1,074,711
        912,429  FNMA GRANTOR TRUST SERIES 2002-T13 CLASS A1+/-                       4.68       08/25/2032          912,449
        991,249  FNMA GRANTOR TRUST SERIES 2003-T4 CLASS 1A+/-                        4.69       09/26/2033          991,464
         72,502  FNMA SERIES 1991-146 CLASS Z                                         8.00       10/25/2006           72,679
        142,573  FNMA SERIES 2001-W1 CLASS AV1+/-                                     4.77       08/25/2031          142,581
      1,513,581  FNMA SERIES 2002-90 CLASS A2                                         6.50       11/25/2042        1,545,983
      2,656,815  FNMA SERIES 2003-W4 CLASS 3A                                         7.00       10/25/2042        2,731,270
      2,962,518  FNMA SERIES 2004-W2 CLASS 2A2                                        7.00       02/25/2044        3,058,608
      1,163,925  FNMA WHOLE LOAN SERIES 2002-W10 CLASS A6                             7.50       08/25/2042        1,224,303
        640,702  FNMA WHOLE LOAN SERIES 2002-W12 CLASS AV1+/-                         4.89       02/25/2033          640,808

                                                                                                                 123,523,172
                                                                                                              ---------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.04%
        244,076  GNMA #780533                                                         7.00       07/15/2008          253,151
                                                                                                              ---------------

STUDENT LOAN MARKETING ASSOCIATION - 0.48%
      3,000,000  SLMA SERIES 1999-3 CLASS CTFS+/-                                     5.02       01/26/2015        3,028,371
                                                                                                              --------------

US TREASURY BILLS - 0.28%
      1,799,274  INDYMAC LOAN TRUST SERIES 2005-L2 CLASS A1%%+/-                      4.80       01/25/2011        1,800,371
                                                                                                              --------------

TOTAL AGENCY SECURITIES (COST $182,149,850)                                                                      179,910,372
                                                                                                              --------------

US TREASURY SECURITIES - 4.04%

US TREASURY NOTES - 4.04%
     10,505,000  US TREASURY NOTE<<                                                   3.00       02/15/2008       10,176,719
     11,900,000  US TREASURY NOTE<<                                                   3.75       05/15/2008       11,673,162
      4,000,000  US TREASURY NOTE<<                                                   3.38       12/15/2008        3,867,188

                                                                                                                  25,717,069
                                                                                                              --------------

TOTAL US TREASURY SECURITIES (COST $26,418,258)                                                                   25,717,069
                                                                                                              --------------

COLLATERAL FOR SECURITIES LENDING - 21.92%
SHARES

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.01%
         38,689  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                               38,689
            241  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                         241

                                                                                                                      38,930
                                                                                                              --------------
PRINCIPAL

COLLATERAL INVESTED IN OTHER ASSETS - 21.91%
$       112,058  ABBEY NATIONAL TREASURY SERVICE+/-                                   4.69       01/16/2007          112,186
      1,662,800  AMERICAN EXPRESS BANK FSB+/-                                         4.54       01/26/2007        1,662,533
         77,718  AMERICAN EXPRESS CREDIT CORPORATION+/-                               4.74       05/16/2006           77,753
      1,048,287  AMERICAN GENERAL FINANCE CORPORATION+/-                              4.60       03/15/2007        1,048,706

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$     1,267,306  AMSTEL FUNDING CORPORATION                                           4.39%      03/28/2006   $    1,263,010
      1,807,391  AQUIFER FUNDING LIMITED                                              4.55       03/06/2006        1,806,270
      1,807,391  AQUIFER FUNDING LIMITED                                              4.55       03/07/2006        1,806,035
        325,113  AQUINAS FUNDING LLC                                                  4.56       03/23/2006          324,216
         30,762  AQUINAS FUNDING LLC                                                  4.77       05/15/2006           30,461
         90,370  ATLANTIS ONE FUNDING CORPORATION                                     4.55       03/09/2006           90,279
        180,739  ATLAS CAPITAL FUNDING LIMITED                                        4.40       03/09/2006          180,558
        441,618  ATLAS CAPITAL FUNDING LIMITED                                        4.62       05/17/2006          437,188
      1,020,489  ATOMIUM FUNDING CORPORATION                                          4.46       03/17/2006        1,018,448
      1,156,730  ATOMIUM FUNDING CORPORATION                                          4.54       03/20/2006        1,153,977
     12,290,258  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
                   (MATURITY VALUE $12,291,832)                                       4.61       03/01/2006       12,290,258
      3,614,782  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
                   MATURITY VALUE $3,615,245)                                         4.61       03/01/2006        3,614,782
        135,880  BETA FINANCE INCORPORATED SERIES MTN+/-                              4.64       06/02/2006          135,911
     14,314,536  BNP PARIBAS REPURCHASE AGREEMENT
                   (MATURITY VALUE $14,316,369)                                       4.61       03/01/2006       14,314,536
      2,204,041  BUCKINGHAM CDO II LLC                                                4.55       03/03/2006        2,203,490
      1,120,582  BUCKINGHAM CDO II LLC                                                4.59       03/24/2006        1,117,344
      3,605,745  BUCKINGHAM CDO II LLC                                                4.58       03/29/2006        3,593,052
      3,253,304  BUCKINGHAM CDO LLC                                                   4.55       03/03/2006        3,252,490
        794,095  BUCKINGHAM CDO LLC                                                   4.55       03/07/2006          793,500
        411,181  BUCKINGHAM CDO LLC                                                   4.55       03/08/2006          410,824
        722,956  BUCKINGHAM CDO LLC                                                   4.56       03/20/2006          721,236
        903,695  BUCKINGHAM CDO LLC                                                   4.59       03/30/2006          900,406
      1,445,913  CAIRN HIGH GRADE FUNDING I                                           4.54       03/02/2006        1,445,725
        722,956  CAIRN HIGH GRADE FUNDING I                                           4.56       03/16/2006          721,597
        650,661  CAIRN HIGH GRADE FUNDING I                                           4.56       03/21/2006          649,027
        903,695  CAIRN HIGH GRADE FUNDING I                                           4.56       03/23/2006          901,201
        795,252  CAIRN HIGH GRADE FUNDING I                                           4.56       03/24/2006          792,954
        704,882  CAIRN HIGH GRADE FUNDING I                                           4.59       03/31/2006          702,225
         72,296  CC USA INCORPORATED+/-                                               4.56       07/14/2006           72,297
        103,491  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.48       03/07/2006          103,414
        217,899  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.48       03/10/2006          217,653
          9,688  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.46       03/13/2006            9,673
        329,198  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.56       03/14/2006          328,661
        361,478  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.48       03/22/2006          360,527
         36,401  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.57       03/23/2006           36,300
        467,970  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.54       04/10/2006          465,588
      1,084,435  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.57       04/19/2006        1,077,613
      1,096,869  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.71       05/08/2006        1,087,151
        430,810  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.73       05/12/2006          426,769
        180,739  CITIGROUP INCORPORATED+/-                                            4.62       03/20/2006          180,725
         60,258  CLIPPER RECEIVABLES CORPORATION                                      4.57       03/20/2006           60,115
        253,035  CONCORD MINUTEMAN CAPITAL COMPANY SERIES A                           4.60       04/05/2006          251,909
      1,332,517  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-                        4.55       03/06/2006        1,332,517
      2,295,386  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-                        4.55       03/15/2006        2,295,386
      1,626,652  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-                        4.55       03/08/2007        1,626,652
      2,147,289  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     4.55       03/09/2006        2,145,141
        874,777  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     4.56       03/13/2006          873,465
        566,762  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     4.46       03/15/2006          565,770
      2,167,062  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     4.56       03/21/2006        2,161,622
         16,267  CREDIT SUISSE BANK+/-                                                4.52       03/21/2006           16,264
      1,590,504  CREDIT SUISSE BANK SERIES YCD1+/-                                    4.61       05/04/2006        1,589,025
         99,407  CREDIT SUISSE FIRST BOSTON+/-                                        4.77       06/19/2006           99,493
         56,463  CULLINAN FINANCE CORPORATION                                         4.75       05/11/2006           55,941
        857,173  DEER VALLEY FUNDING LLC                                              4.54       03/03/2006          856,959
        182,185  DEER VALLEY FUNDING LLC                                              4.51       03/20/2006          181,751
      3,250,809  DEER VALLEY FUNDING LLC                                              4.58       03/23/2006        3,241,837
        426,002  EIFFEL FUNDING LLC                                                   4.56       03/10/2006          425,521
        542,217  EIFFEL FUNDING LLC                                                   4.48       03/27/2006          540,450
         46,811  EIFFEL FUNDING LLC                                                   4.58       03/28/2006           46,653
        243,094  EUREKA SECURITIZATION INCORPORATED                                   4.48       03/09/2006          242,851

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$       493,418  FIVE FINANCE INCORPORATED                                            4.57%      03/27/2006   $      491,809
        126,517  FIVE FINANCE INCORPORATED                                            4.57       03/28/2006          126,088
        181,896  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       4.33       03/16/2006          181,554
         36,148  GALAXY FUNDING INCORPORATED                                          4.56       03/21/2006           36,057
         79,706  GEMINI SECURITIZATION INCORPORATED                                   4.41       03/10/2006           79,616
         36,148  GENERAL ELECTRIC CAPITAL+/-                                          4.52       03/29/2006           36,142
        832,303  GENERAL ELECTRIC CAPITAL+/-                                          4.91       05/12/2006          832,620
        434,135  GENERAL ELECTRIC CAPITAL+/-                                          4.62       09/18/2006          434,548
        578,365  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                        4.65       06/16/2006          578,365
        162,087  GEORGE STREET FINANCE LLC                                            4.43       03/13/2006          161,844
      1,843,539  GOLDMAN SACHS GROUP INCORPORATED+/-                                  4.66       06/30/2006        1,843,539
        903,695  GOLDMAN SACHS GROUP INCORPORATED+/-                                  4.71       08/16/2006          903,695
         58,740  GOLDMAN SACHS GROUP INCORPORATED+/-                                  4.94       08/18/2006           58,803
         30,147  GRAMPIAN FUNDING LIMITED                                             4.44       04/11/2006           29,990
        263,879  HBOS TREASURY SERVICES PLC+/-                                        4.55       06/30/2006          263,911
         91,996  ING AMERICA INSURANCE HOLDINGS INCORPORATED                          4.58       03/14/2006           91,846
      3,036,417  ING USA ANNUITY & LIFE INSURANCE+/-                                  4.72       06/06/2006        3,036,417
        903,695  IRISH LIFE & PERMANENT                                               4.46       03/28/2006          900,632
         27,870  JUPITER SECURITIZATION CORPORATION                                   4.57       03/20/2006           27,804
         77,718  K2 (USA) LLC                                                         4.46       04/20/2006           77,219
        181,137  K2 (USA) LLC SERIES MTN+/-                                           4.63       07/24/2006          181,189
      2,313,460  KAUPTHING BANK HF SERIES MTN+/-                                      4.63       03/20/2007        2,313,368
        975,991  KLIO FUNDING CORPORATION                                             4.57       03/23/2006          973,297
        916,564  KLIO II FUNDING CORPORATION                                          4.56       03/17/2006          914,731
      1,807,391  KLIO II FUNDING CORPORATION                                          4.59       03/27/2006        1,801,499
      1,499,303  KLIO III FUNDING CORPORATION                                         4.46       03/20/2006        1,495,735
      1,642,087  KLIO III FUNDING CORPORATION                                         4.56       03/23/2006        1,637,555
        513,769  KLIO III FUNDING CORPORATION                                         4.49       04/05/2006          511,483
        759,104  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                             4.61       03/16/2006          759,104
         72,296  LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTNG+/-                 4.59       06/02/2006           72,307
      2,075,861  LEXINGTON PARKER CAPITAL CORPORATION                                 4.54       03/06/2006        2,074,574
         87,442  LEXINGTON PARKER CAPITAL CORPORATION                                 4.49       03/14/2006           87,299
         39,654  LEXINGTON PARKER CAPITAL CORPORATION                                 4.45       04/18/2006           39,410
      1,416,416  LEXINGTON PARKER CAPITAL CORPORATION                                 4.71       05/10/2006        1,403,498
      2,711,086  LIBERTY LIGHT US CAPITAL SERIES MTN+/-                               4.57       05/26/2006        2,711,412
         67,054  LIBERTY STREET FUNDING CORPORATION                                   4.57       03/16/2006           66,928
        452,824  LINKS FINANCE LLC SERIES MTN+/-                                      4.56       03/15/2006          452,815
      1,265,174  LIQUID FUNDING LIMITED+/-                                            4.55       03/03/2006        1,265,174
        722,956  LIQUID FUNDING LIMITED                                               4.56       03/06/2006          722,508
        560,291  LIQUID FUNDING LIMITED                                               4.57       03/10/2006          559,658
      1,247,100  LIQUID FUNDING LIMITED                                               4.49       04/04/2006        1,241,700
        975,991  LIQUID FUNDING LIMITED+/-                                            4.55       08/14/2006          975,991
         36,148  MERRILL LYNCH & COMPANY+/-                                           4.88       04/18/2006           36,150
        198,813  MERRILL LYNCH & COMPANY+/-                                           4.69       06/06/2006          198,964
         43,052  MONT BLANC CAPITAL CORPORATION                                       4.48       04/10/2006           42,833
         65,066  MORGAN STANLEY+/-                                                    4.80       03/27/2006           65,066
      2,530,347  MORGAN STANLEY+/-                                                    4.63       10/10/2006        2,530,347
      1,807,391  MORGAN STANLEY+/-                                                    4.63       10/30/2006        1,807,391
        555,773  MORGAN STANLEY SERIES EXL+/-                                         4.60       08/13/2010          555,923
        165,955  NIEUW AMSTERDAM RECEIVABLES CORPORATION                              4.55       03/01/2006          165,955
         66,114  NIEUW AMSTERDAM RECEIVABLES CORPORATION                              4.55       03/09/2006           66,048
         72,151  NIEUW AMSTERDAM RECEIVABLES CORPORATION                              4.60       04/06/2006           71,821
         93,514  NIEUW AMSTERDAM RECEIVABLES CORPORATION                              4.62       06/15/2006           92,209
         36,148  PERRY GLOBAL FUNDING LIMITED                                         4.56       03/01/2006           36,148
         23,062  PERRY GLOBAL FUNDING LIMITED                                         4.86       06/12/2006           22,750
        975,991  PREMIUM ASSET TRUST SERIES 2001-2+/-                                 4.87       03/28/2006          976,011
        424,628  PRUDENTIAL PLC                                                       4.66       04/10/2006          422,467
         72,296  PRUDENTIAL PLC                                                       4.72       05/08/2006           71,655
      1,661,173  RACERS TRUST 2004-6-MM+/-                                            4.57       05/22/2006        1,661,306
        903,695  ROYAL BANK OF SCOTLAND PLC+/-                                        4.79       11/24/2006          904,201
        114,408  ROYAL BANK OF SCOTLAND PLC+/-                                        4.79       11/24/2006          114,472
         18,074  SCALDIS CAPITAL LIMITED                                              4.32       03/27/2006           18,015
        162,665  SCALDIS CAPITAL LIMITED                                              4.49       04/18/2006          161,663

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                     PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$        22,122  SCALDIS CAPITAL LIMITED                                              4.48%      04/21/2006   $       21,978
        903,695  SEDNA FINANCE INCORPORATED+/-                                        4.43       12/08/2006          903,704
        343,404  SLM CORPORATION+/-                                                   4.79       04/25/2006          343,432
         72,296  SPINTAB (SWEDMORTGAGE) AB                                            4.40       03/06/2006           72,251
         27,111  SWEDBANK (FORENINGS SPARBANKEN)                                      4.47       04/10/2006           26,973
         21,689  TANGO FINANCE CORPORATION                                            4.35       03/09/2006           21,667
        421,122  TANGO FINANCE CORPORATION                                            4.45       04/03/2006          419,353
        452,824  TANGO FINANCE CORPORATION SERIES MTN+/-                              4.63       10/25/2006          452,973
        646,721  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                   4.46       03/20/2006          645,181
         26,713  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                   4.80       05/15/2006           26,452
      3,614,782  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                            4.76       07/11/2006        3,614,782
        694,725  TRAVELERS INSURANCE COMPANY+/-                                       4.64       02/09/2007          694,711
        722,956  UNICREDITO ITALIANO+/-                                               4.46       03/28/2006          722,804
      1,807,391  UNICREDITO ITALIANO NY+/-                                            4.47       06/30/2006        1,807,132
        903,695  UNICREDITO ITALIANO SERIES LIB+/-                                    4.58       03/09/2007          903,578
         72,296  WHISTLEJACKET CAPITAL LIMITED                                        4.56       03/13/2006           72,187
      1,300,815  WHITE PINE FINANCE LLC                                               4.56       03/13/2006        1,298,864
         68,609  WHITE PINE FINANCE LLC                                               4.56       03/15/2006           68,488
      1,105,509  WHITE PINE FINANCE LLC                                               4.57       03/28/2006        1,101,761
        361,478  WHITE PINE FINANCE LLC                                               4.67       05/17/2006          357,852
        939,843  WHITE PINE FINANCE LLC SERIES MTN1+/-                                4.57       06/12/2006          939,984

                                                                                                                 139,539,107
                                                                                                              --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $139,578,037)                                                      139,578,037
                                                                                                              --------------
SHARES

SHORT-TERM INVESTMENTS - 2.43%
     15,474,651  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                      15,474,651
                                                                                                              --------------

TOTAL SHORT-TERM INVESTMENTS (COST $15,474,651)                                                                   15,474,651
                                                                                                              --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $779,353,633)*                                    121.71%                                               $  775,113,290

OTHER ASSETS AND LIABILITIES, NET                       (21.71)                                                 (138,239,779)
                                                        ------                                                --------------

TOTAL NET ASSETS                                        100.00%                                               $  636,873,511
                                                        ------                                                --------------

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $15,474,651.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INFLATION-PROTECTED BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
AGENCY SECURITIES - 0.77%

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.77%
$     2,000,000  FNMA+/-                                                              4.60%      02/17/2009   $    1,967,380
                                                                                                              --------------

TOTAL AGENCY SECURITIES (COST $2,000,000)                                                                          1,967,380
                                                                                                              --------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.49%
      3,332,973  FANNIE MAE WHOLE LOAN SERIES 2004-W1 CLASS 3A+/-                     5.00       01/25/2043        3,421,842
      3,503,509  FANNIE MAE WHOLE LOAN SERIES 2004-W15 CLASS 3A+/-                    5.10       06/25/2044        3,562,631
      1,895,782  FNMA GRANTOR TRUST SERIES 2002-T12 CLASS A5+/-                       4.97       10/25/2041        1,960,056

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $8,878,940)                                                        8,944,529
                                                                                                              --------------

US TREASURY SECURITIES - 94.09%

US TREASURY BONDS - 44.77%
     15,560,000  US TREASURY BOND - INFLATION PROTECTED&<<                            2.00       07/15/2014       16,268,695
     14,595,000  US TREASURY BOND - INFLATION PROTECTED&<<                            1.88       07/15/2015       14,627,633
      6,810,000  US TREASURY BOND - INFLATION PROTECTED&<<                            2.00       01/15/2016        6,753,409
     19,510,000  US TREASURY BOND - INFLATION PROTECTED&<<                            2.38       01/15/2025       21,653,579
      8,100,000  US TREASURY BOND - INFLATION PROTECTED&<<                            2.00       01/15/2026        8,079,753
     14,185,000  US TREASURY BOND - INFLATION PROTECTED&<<                            3.63       04/15/2028       22,552,911
     14,045,000  US TREASURY BOND - INFLATION PROTECTED&<<                            3.88       04/15/2029       22,974,966
      1,100,000  US TREASURY BOND - INFLATION PROTECTED&                              3.38       04/15/2032        1,613,205

                                                                                                                 114,524,151
                                                                                                              --------------

US TREASURY NOTES - 49.32%
      8,500,000  US TREASURY NOTE - INFLATION PROTECTED&<<                            3.63       01/15/2008       10,722,395
      6,265,000  US TREASURY NOTE - INFLATION PROTECTED&                              3.88       01/15/2009        7,955,231
      6,995,000  US TREASURY NOTE - INFLATION PROTECTED&                              4.25       01/15/2010        8,912,209
     15,315,000  US TREASURY NOTE - INFLATION PROTECTED&<<                            0.88       04/15/2010       15,254,842
      9,155,000  US TREASURY NOTE - INFLATION PROTECTED&                              3.50       01/15/2011       11,118,262
      4,935,000  US TREASURY NOTE - INFLATION PROTECTED&                              3.38       01/15/2012        5,909,956
     14,445,000  US TREASURY NOTE - INFLATION PROTECTED&                              3.00       07/15/2012       16,810,054
     15,195,000  US TREASURY NOTE - INFLATION PROTECTED&<<                            1.88       07/15/2013       16,180,345
     16,585,000  US TREASURY NOTE - INFLATION PROTECTED&<<                            2.00       01/15/2014       17,678,047
     15,630,000  US TREASURY NOTE - INFLATION PROTECTED&<<                            1.63       01/15/2015       15,632,612

                                                                                                                 126,173,953
                                                                                                              --------------

TOTAL US TREASURY SECURITIES (COST $240,478,133)                                                                 240,698,104
                                                                                                              --------------

COLLATERAL FOR SECURITIES LENDING - 47.73%

SHARES

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.02%
         33,841  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                               33,841
            211  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                         210

                                                                                                                      34,051
                                                                                                              --------------
PRINCIPAL

COLLATERAL INVESTED IN OTHER ASSETS - 47.71%
$        98,016  ABBEY NATIONAL TREASURY SERVICE+/-                                   4.69       01/16/2007           98,128
      1,454,433  AMERICAN EXPRESS BANK FSB+/-                                         4.54       01/26/2007        1,454,200
         67,979  AMERICAN EXPRESS CREDIT CORPORATION+/-                               4.74       05/16/2006           68,010
        916,925  AMERICAN GENERAL FINANCE CORPORATION+/-                              4.60       03/15/2007          917,292
      1,108,499  AMSTEL FUNDING CORPORATION                                           4.39       03/28/2006        1,104,742
      1,580,906  AQUIFER FUNDING LIMITED                                              4.55       03/06/2006        1,579,925
      1,580,906  AQUIFER FUNDING LIMITED                                              4.55       03/07/2006        1,579,720

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INFLATION-PROTECTED BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$       284,373  AQUINAS FUNDING LLC                                                  4.56%      03/23/2006   $      283,588
         26,907  AQUINAS FUNDING LLC                                                  4.77       05/15/2006           26,644
         79,045  ATLANTIS ONE FUNDING CORPORATION                                     4.55       03/09/2006           78,966
        158,091  ATLAS CAPITAL FUNDING LIMITED                                        4.40       03/09/2006          157,932
        386,278  ATLAS CAPITAL FUNDING LIMITED                                        4.62       05/17/2006          382,404
        892,611  ATOMIUM FUNDING CORPORATION                                          4.46       03/17/2006          890,826
      1,011,780  ATOMIUM FUNDING CORPORATION                                          4.54       03/20/2006        1,009,371
     10,750,158  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
                 (MATURITY VALUE $10,751,535)                                         4.61       03/01/2006       10,750,158
      3,161,811  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
                 (MATURITY VALUE $3,162,216)                                          4.61       03/01/2006        3,161,811
        118,852  BETA FINANCE INCORPORATED SERIES MTN+/-                              4.64       06/02/2006          118,880
     12,520,772  BNP PARIBAS REPURCHASE AGREEMENT
                 (MATURITY VALUE $12,522,375)                                         4.61       03/01/2006       12,520,772
      1,927,851  BUCKINGHAM CDO II LLC                                                4.55       03/03/2006        1,927,369
        980,161  BUCKINGHAM CDO II LLC                                                4.59       03/24/2006          977,329
      3,153,907  BUCKINGHAM CDO II LLC                                                4.58       03/29/2006        3,142,805
      2,845,630  BUCKINGHAM CDO LLC                                                   4.55       03/03/2006        2,844,919
        694,587  BUCKINGHAM CDO LLC                                                   4.55       03/07/2006          694,066
        359,656  BUCKINGHAM CDO LLC                                                   4.55       03/08/2006          359,343
        632,362  BUCKINGHAM CDO LLC                                                   4.56       03/20/2006          630,857
        790,453  BUCKINGHAM CDO LLC                                                   4.59       03/30/2006          787,576
      1,264,724  CAIRN HIGH GRADE FUNDING I                                           4.54       03/02/2006        1,264,560
        632,362  CAIRN HIGH GRADE FUNDING I                                           4.56       03/16/2006          631,173
        569,126  CAIRN HIGH GRADE FUNDING I                                           4.56       03/21/2006          567,697
        790,453  CAIRN HIGH GRADE FUNDING I                                           4.56       03/23/2006          788,271
        695,598  CAIRN HIGH GRADE FUNDING I                                           4.56       03/24/2006          693,588
        616,553  CAIRN HIGH GRADE FUNDING I                                           4.59       03/31/2006          614,229
         63,236  CC USA INCORPORATED+/-                                               4.56       07/14/2006           63,237
         90,523  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.48       03/07/2006           90,455
        190,594  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.48       03/10/2006          190,379
          8,474  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.46       03/13/2006            8,461
        287,946  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.56       03/14/2006          287,477
        316,181  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.48       03/22/2006          315,350
         31,839  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.57       03/23/2006           31,752
        409,328  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.54       04/10/2006          407,245
        948,543  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.57       04/19/2006          942,577
        959,420  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.71       05/08/2006          950,919
        376,825  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.73       05/12/2006          373,290
        158,091  CITIGROUP INCORPORATED+/-                                            4.62       03/20/2006          158,078
         52,707  CLIPPER RECEIVABLES CORPORATION                                      4.57       03/20/2006           52,582
        221,327  CONCORD MINUTEMAN CAPITAL COMPANY SERIES A                           4.60       04/05/2006          220,342
      1,165,538  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-                        4.55       03/06/2006        1,165,538
      2,007,750  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-                        4.55       03/15/2006        2,007,750
      1,422,815  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-                        4.55       03/08/2007        1,422,815
      1,878,211  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     4.55       03/09/2006        1,876,332
        765,158  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     4.56       03/13/2006          764,011
        495,740  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     4.46       03/15/2006          494,873
      1,895,506  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     4.56       03/21/2006        1,890,748
         14,228  CREDIT SUISSE BANK+/-                                                4.52       03/21/2006           14,226
      1,391,197  CREDIT SUISSE BANK SERIES YCD1+/-                                    4.61       05/04/2006        1,389,903
         86,950  CREDIT SUISSE FIRST BOSTON+/-                                        4.77       06/19/2006           87,025
         49,387  CULLINAN FINANCE CORPORATION                                         4.75       05/11/2006           48,931
        749,760  DEER VALLEY FUNDING LLC                                              4.54       03/03/2006          749,573
        159,355  DEER VALLEY FUNDING LLC                                              4.51       03/20/2006          158,976
      2,843,448  DEER VALLEY FUNDING LLC                                              4.58       03/23/2006        2,835,600
        372,619  EIFFEL FUNDING LLC                                                   4.56       03/10/2006          372,198
        474,272  EIFFEL FUNDING LLC                                                   4.48       03/27/2006          472,726
         40,945  EIFFEL FUNDING LLC                                                   4.58       03/28/2006           40,807
        212,632  EUREKA SECURITIZATION INCORPORATED                                   4.48       03/09/2006          212,419
        431,587  FIVE FINANCE INCORPORATED                                            4.57       03/27/2006          430,180
        110,663  FIVE FINANCE INCORPORATED                                            4.57       03/28/2006          110,288
        159,102  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       4.33       03/16/2006          158,803

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INFLATION-PROTECTED BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$        31,618  GALAXY FUNDING INCORPORATED                                          4.56%      03/21/2006   $       31,539
         69,718  GEMINI SECURITIZATION INCORPORATED                                   4.41       03/10/2006           69,639
         31,618  GENERAL ELECTRIC CAPITAL+/-                                          4.52       03/29/2006           31,613
        728,007  GENERAL ELECTRIC CAPITAL+/-                                          4.91       05/12/2006          728,284
        379,734  GENERAL ELECTRIC CAPITAL+/-                                          4.62       09/18/2006          380,094
        505,890  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                        4.65       06/16/2006          505,890
        141,776  GEORGE STREET FINANCE LLC                                            4.43       03/13/2006          141,563
      1,612,524  GOLDMAN SACHS GROUP INCORPORATED+/-                                  4.66       06/30/2006        1,612,524
        790,453  GOLDMAN SACHS GROUP INCORPORATED+/-                                  4.71       08/16/2006          790,453
         51,379  GOLDMAN SACHS GROUP INCORPORATED+/-                                  4.94       08/18/2006           51,434
         26,370  GRAMPIAN FUNDING LIMITED                                             4.44       04/11/2006           26,232
        230,812  HBOS TREASURY SERVICES PLC+/-                                        4.55       06/30/2006          230,840
         80,468  ING AMERICA INSURANCE HOLDINGS INCORPORATED                          4.58       03/14/2006           80,337
      2,655,921  ING USA ANNUITY & LIFE INSURANCE+/-                                  4.72       06/06/2006        2,655,921
        790,453  IRISH LIFE & PERMANENT                                               4.46       03/28/2006          787,773
         24,378  JUPITER SECURITIZATION CORPORATION                                   4.57       03/20/2006           24,320
         67,979  K2 (USA) LLC                                                         4.46       04/20/2006           67,542
        158,438  K2 (USA) LLC SERIES MTN+/-                                           4.63       07/24/2006          158,484
      2,023,559  KAUPTHING BANK HF SERIES MTN+/-                                      4.63       03/20/2007        2,023,478
        853,689  KLIO FUNDING CORPORATION                                             4.57       03/23/2006          851,333
        801,709  KLIO II FUNDING CORPORATION                                          4.56       03/17/2006          800,105
      1,580,906  KLIO II FUNDING CORPORATION                                          4.59       03/27/2006        1,575,752
      1,311,424  KLIO III FUNDING CORPORATION                                         4.46       03/20/2006        1,308,303
      1,436,316  KLIO III FUNDING CORPORATION                                         4.56       03/23/2006        1,432,352
        449,388  KLIO III FUNDING CORPORATION                                         4.49       04/05/2006          447,388
        663,980  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                             4.61       03/16/2006          663,980
         63,236  LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTNG+/-                 4.59       06/02/2006           63,246
      1,815,733  LEXINGTON PARKER CAPITAL CORPORATION                                 4.54       03/06/2006        1,814,607
         76,484  LEXINGTON PARKER CAPITAL CORPORATION                                 4.49       03/14/2006           76,360
         34,685  LEXINGTON PARKER CAPITAL CORPORATION                                 4.45       04/18/2006           34,471
      1,238,924  LEXINGTON PARKER CAPITAL CORPORATION                                 4.71       05/10/2006        1,227,625
      2,371,358  LIBERTY LIGHT US CAPITAL SERIES MTN+/-                               4.57       05/26/2006        2,371,643
         58,652  LIBERTY STREET FUNDING CORPORATION                                   4.57       03/16/2006           58,541
        396,080  LINKS FINANCE LLC SERIES MTN+/-                                      4.56       03/15/2006          396,072
      1,106,634  LIQUID FUNDING LIMITED+/-                                            4.55       03/03/2006        1,106,634
        632,362  LIQUID FUNDING LIMITED                                               4.56       03/06/2006          631,970
        490,081  LIQUID FUNDING LIMITED                                               4.57       03/10/2006          489,527
      1,090,825  LIQUID FUNDING LIMITED                                               4.49       04/04/2006        1,086,102
        853,689  LIQUID FUNDING LIMITED+/-                                            4.55       08/14/2006          853,689
         31,618  MERRILL LYNCH & COMPANY+/-                                           4.88       04/18/2006           31,620
        173,900  MERRILL LYNCH & COMPANY+/-                                           4.69       06/06/2006          174,032
         37,657  MONT BLANC CAPITAL CORPORATION                                       4.48       04/10/2006           37,465
         56,913  MORGAN STANLEY+/-                                                    4.80       03/27/2006           56,913
      2,213,268  MORGAN STANLEY+/-                                                    4.63       10/10/2006        2,213,268
      1,580,906  MORGAN STANLEY+/-                                                    4.63       10/30/2006        1,580,906
        486,128  MORGAN STANLEY SERIES EXL+/-                                         4.60       08/13/2010          486,260
        145,159  NIEUW AMSTERDAM RECEIVABLES CORPORATION                              4.55       03/01/2006          145,159
         57,830  NIEUW AMSTERDAM RECEIVABLES CORPORATION                              4.55       03/09/2006           57,772
         63,110  NIEUW AMSTERDAM RECEIVABLES CORPORATION                              4.60       04/06/2006           62,821
         81,796  NIEUW AMSTERDAM RECEIVABLES CORPORATION                              4.62       06/15/2006           80,654
         31,618  PERRY GLOBAL FUNDING LIMITED                                         4.56       03/01/2006           31,618
         20,172  PERRY GLOBAL FUNDING LIMITED                                         4.86       06/12/2006           19,899
        853,689  PREMIUM ASSET TRUST 2001-2+/-                                        4.87       03/28/2006          853,706
        371,418  PRUDENTIAL PLC                                                       4.66       04/10/2006          369,527
         63,236  PRUDENTIAL PLC                                                       4.72       05/08/2006           62,676
      1,453,010  RACERS TRUST 2004-6-MM+/-                                            4.57       05/22/2006        1,453,127
        790,453  ROYAL BANK OF SCOTLAND PLC+/-                                        4.79       11/24/2006          790,895
        100,071  ROYAL BANK OF SCOTLAND PLC+/-                                        4.79       11/24/2006          100,127
         15,809  SCALDIS CAPITAL LIMITED                                              4.32       03/27/2006           15,758
        142,282  SCALDIS CAPITAL LIMITED                                              4.49       04/18/2006          141,405
         19,350  SCALDIS CAPITAL LIMITED                                              4.48       04/21/2006           19,224
        790,453  SEDNA FINANCE INCORPORATED+/-                                        4.43       12/08/2006          790,461
        300,372  SLM CORPORATION+/-                                                   4.79       04/25/2006          300,396

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INFLATION-PROTECTED BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$        63,236  SPINTAB AB                                                           4.40%      03/06/2006   $       63,197
         23,714  SWEDBANK                                                             4.47       04/10/2006           23,593
         18,971  TANGO FINANCE CORPORATION                                            4.35       03/09/2006           18,952
        368,351  TANGO FINANCE CORPORATION                                            4.45       04/03/2006          366,804
        396,080  TANGO FINANCE CORPORATION SERIES MTN+/-                              4.63       10/25/2006          396,211
        565,680  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                   4.46       03/20/2006          564,333
         23,366  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                   4.80       05/15/2006           23,137
      3,161,811  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                            4.76       07/11/2006        3,161,811
        607,668  TRAVELERS INSURANCE COMPANY+/-                                       4.64       02/09/2007          607,656
        632,362  UNICREDITO ITALIANO+/-                                               4.46       03/28/2006          632,229
      1,580,906  UNICREDITO ITALIANO+/-                                               4.47       06/30/2006        1,580,679
        790,453  UNICREDITO ITALIANO SERIES LIB+/-                                    4.58       03/09/2007          790,350
         63,236  WHISTLEJACKET CAPITAL LIMITED                                        4.56       03/13/2006           63,141
      1,137,809  WHITE PINE FINANCE LLC                                               4.56       03/13/2006        1,136,103
         60,011  WHITE PINE FINANCE LLC                                               4.56       03/15/2006           59,906
        966,977  WHITE PINE FINANCE LLC                                               4.57       03/28/2006          963,699
        316,181  WHITE PINE FINANCE LLC                                               4.67       05/17/2006          313,010
        822,071  WHITE PINE FINANCE LLC SERIES MTN1+/-                                4.57       06/12/2006          822,194

                                                                                                                 122,053,371
                                                                                                              --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $122,087,422)                                                      122,087,422
                                                                                                              --------------
SHARES

SHORT-TERM INVESTMENTS - 1.26%
      3,216,868  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                       3,216,868
                                                                                                              --------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,216,868)                                                                     3,216,868
                                                                                                              --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $376,661,363)*                                    147.34%                                               $  376,914,303

OTHER ASSETS AND LIABILITIES, NET                       (47.34)                                                 (121,102,429)
                                                        ------                                                --------------

TOTAL NET ASSETS                                        100.00%                                               $  255,811,874
                                                        ------                                                --------------

+/-   VARIABLE RATE INVESTMENTS.

& U.S. TREASURY INFLATION-PROTECTION SECURITIES (TIPS) ARE SECURITIES IN WHICH THE PRINCIPAL AMOUNT IS ADJUSTED FOR INFLATION AND THE SEMI-ANNUAL INTEREST PAYMENTS EQUAL A FIXED PERCENTAGE OF THE INFLATION-ADJUSTED PRINCIPAL AMOUNT.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $3,216,868.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
ASSET BACKED SECURITIES - 13.01%
$     1,274,000  ADVANTA BUSINESS CARD MASTER TRUST SERIES 2005-A4 CLASS A4           4.75%      01/20/2011   $    1,265,337
        190,583  AMERICREDIT AUTOMOBILE RECEIVABLES TRUST SERIES 2002-C CLASS
                   A4                                                                 3.55       02/12/2009          188,905
      6,244,000  AMERICREDIT AUTOMOBILE RECEIVABLES TRUST SERIES 2003-DM CLASS
                   A4                                                                 2.84       08/06/2010        6,148,715
      2,004,000  AMERICREDIT AUTOMOBILE RECEIVABLES TRUST SERIES 2005-DA CLASS
                   A2                                                                 4.75       11/06/2008        2,002,266
      2,123,000  AMERICREDIT AUTOMOBILE RECEIVABLES TRUST SERIES 2006-1 CLASS
                   A3                                                                 5.11       10/06/2010        2,121,673
      3,410,375  AMERIQUEST MORTGAGE SECURITIES INCORPORATED SERIES 2004-R12
                   CLASS A3+/-                                                        4.86       01/25/2035        3,413,536
        508,053  ATLANTIC CITY ELECTRIC TRANSITION FUNDING LLC SERIES 2003-1
                   CLASS A1                                                           2.89       07/20/2011          490,038
      3,227,000  BRAZOS HIGHER EDUCATION AUTHORITY INCORPORATED SERIES 2006-1
                   CLASS A2R+/-                                                       5.03       12/01/2041        3,226,349
      3,262,000  CABELA'S MASTER CREDIT CARD TRUST SERIES 2005-1A CLASS 1A++          4.97       10/15/2013        3,246,709
      2,330,681  CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2004-1 CLASS A3          2.00       11/15/2007        2,304,966
      1,329,000  CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2004-2 CLASS A2          3.35       02/15/2008        1,313,748
      2,497,000  CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2006-1 CLASS A3          5.03       10/15/2009        2,494,004
      9,360,000  CAPITAL ONE MASTER TRUST SERIES 2001-3A CLASS A                      5.45       03/16/2009        9,378,067
      3,202,000  CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2005-A2 CLASS
                   A2                                                                 4.05       02/15/2011        3,143,159
      1,115,000  CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2005-A3 CLASS
                   A3                                                                 4.05       03/15/2013        1,075,346
      3,128,000  CAPITAL ONE PRIME AUTO RECEIVABLES TRUST SERIES 2006-1 CLASS
                   A3                                                                 4.99       09/15/2010        3,127,495
      3,177,000  CARRINGTON MORTGAGE LOAN TRUST SERIES 2005-NC3 CLASS A1B+/-          4.74       06/25/2035        3,177,286
      2,046,000  CARRINGTON MORTGAGE LOAN TRUST SERIES 2005-OPT2 CLASS A1B+/-         4.73       05/25/2035        2,046,156
      2,293,710  CHASE MANHATTAN AUTO OWNER TRUST SERIES 2003-A CLASS A4              2.06       12/15/2009        2,242,663
      1,761,546  CHASE MANHATTAN AUTO OWNER TRUST SERIES 2004-A CLASS A3              2.08       05/15/2008        1,743,612
      1,834,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2000-A3 CLASS A3          6.88       11/16/2009        1,889,525
      2,800,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2004-A1 CLASS A1          2.55       01/20/2009        2,739,926
      2,498,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2005-B1 CLASS B1          4.40       09/15/2010        2,451,004
      1,948,944  COMED TRANSITIONAL FUNDING TRUST SERIES 1998-1 CLASS A6              5.63       06/25/2009        1,956,552
        589,000  COMED TRANSITIONAL FUNDING TRUST SERIES 1998-1 CLASS A7              5.74       12/25/2010          597,030
      1,964,404  COUNTRYWIDE ASSET-BACKED CERTIFICATES SERIES 2005-12 CLASS
                   1A1+/-                                                             4.68       02/25/2036        1,964,435
      1,273,000  COUNTRYWIDE ASSET-BACKED CERTIFICATES SERIES 2005-17 CLASS
                   1AF2+/-                                                            5.36       05/25/2036        1,267,229
      1,445,478  COUNTRYWIDE ASSET-BACKED CERTIFICATES SERIES 2005-BC4 CLASS
                   2A1+/-                                                             4.70       08/25/2035        1,445,646
      1,735,335  DAIMLERCHRYSLER AUTO TRUST SERIES 2004-B CLASS A3                    3.18       09/08/2008        1,719,520
      3,264,271  ENCORE CREDIT RECEIVABLES TRUST SERIES 2005-3 CLASS 2A1+/-           4.70       10/25/2035        3,264,756
        447,413  FORD CREDIT AUTO OWNER TRUST SERIES 2005-A CLASS A2                  3.08       07/15/2007          446,505
      6,362,000  FORD CREDIT AUTO OWNER TRUST SERIES 2005-A CLASS A3                  3.48       11/15/2008        6,285,440
      2,843,000  FORD CREDIT AUTO OWNER TRUST SERIES 2005-B CLASS A3                  4.17       01/15/2009        2,818,032
      5,197,000  FORD CREDIT AUTO OWNER TRUST SERIES 2006-A CLASS A4                  5.08       12/15/2010        5,190,504
        887,000  FRANKLIN AUTO TRUST SERIES 2005-1 CLASS A2                           4.84       09/22/2008          885,966
      1,417,847  HARLEY-DAVIDSON MOTORCYCLE TRUST SERIES 2003-1 CLASS A2              2.63       11/15/2010        1,386,069
      6,657,000  HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2004-2 CLASS A3            3.30       06/16/2008        6,596,838
      1,649,000  HOUSEHOLD AUTOMOTIVE TRUST SERIES 2005-3 CLASS A2                    4.70       01/20/2009        1,646,576
      2,494,000  HYUNDAI AUTO RECEIVABLES TRUST SERIES 2005-A CLASS A4                4.18       02/15/2012        2,422,695
        994,569  ILLINOIS POWER SPECIAL PURPOSE TRUST SERIES 1998-1 CLASS A6          5.54       06/25/2009          998,028
      3,164,000  JP MORGAN MORTGAGE ACQUISITION CORPORATION SERIES 2005-OPT2
                   CLASS A3+/-                                                        4.82       12/25/2035        3,166,440
      1,869,098  MASTER ASSET BACKED SECURITIES TRUST SERIES 2004-FRE1 CLASS
                   A2+/-                                                              4.92       07/25/2034        1,872,772
        739,600  MASTER ASSET BACKED SECURITIES TRUST SERIES 2004-OPT2 CLASS
                   A2+/-                                                              4.93       09/25/2034          740,909
      2,536,289  MASTER ASSET BACKED SECURITIES TRUST SERIES 2005-AB1 CLASS
                   A1B+/-                                                             5.14       11/25/2035        2,526,288
      5,750,000  MBNA CREDIT CARD MASTER NOTE TRUST SERIES 2001-A1 CLASS A1           5.75       10/15/2008        5,764,763
      6,358,000  MBNA CREDIT CARD MASTER NOTE TRUST SERIES 2005-A1 CLASS A1           4.20       09/15/2010        6,261,652
      3,745,000  MBNA CREDIT CARD MASTER NOTE TRUST SERIES 2006-A1 CLASS A1           4.90       07/15/2011        3,728,859
      2,438,955  MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED SERIES 2005-SD1
                   CLASS A1+/-                                                        4.76       05/25/2046        2,439,061
      2,265,000  METRIS MASTER TRUST SERIES 1999-2 CLASS A+/-                         5.09       01/20/2010        2,267,190
      3,185,833  MORGAN STANLEY ABS CAPITAL I SERIES 2004-WMC2 CLASS A2+/-            4.94       07/25/2034        3,185,708
      6,349,000  MORGAN STANLEY ABS CAPITAL I SERIES 2005-HE2 CLASS A3B+/-            4.80       01/25/2035        6,353,237
      2,452,332  MORGAN STANLEY ABS CAPITAL I SERIES 2006-NC1 CLASS A1+/-             4.66       12/25/2035        2,452,050
        702,850  NATIONAL CITY AUTO RECEIVABLES TRUST SERIES 2004-A CLASS A3          2.11       07/15/2008          694,490
      1,756,000  NISSAN AUTO LEASE TRUST SERIES 2005-A CLASS A2                       4.61       01/15/2008        1,752,473
      1,398,291  NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2005-B CLASS A2           3.75       09/17/2007        1,394,835
      1,247,000  NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2006-A CLASS A4           4.77       07/15/2011        1,237,432
      1,991,000  NORTHSTAR EDUCATION FINANCE INCORPORATED SERIES 2005-1 CLASS
                   A5                                                                 4.74       10/30/2045        1,991,000
      2,079,000  NOVASTAR HOME EQUITY LOAN SERIES 2005-2 CLASS A2B+/-                 4.73       10/25/2035        2,079,142
      3,132,000  OPTION ONE MORTGAGE LOAN TRUST SERIES 2006-1 CLASS 2A1+/-            4.65       02/25/2036        3,131,585
      1,627,000  OWNIT MORTGAGE LOAN ASSET-BACKED CERTIFICATES SERIES 2006-1
                   CLASS AF1+/-                                                       5.42       12/25/2036        1,618,357
      2,769,469  PECO ENERGY TRANSITION TRUST SERIES 1999-A CLASS A6                  6.05       03/01/2009        2,784,956
      1,535,000  PECO ENERGY TRANSITION TRUST SERIES 2001-A CLASS A1                  6.52       12/31/2010        1,618,712
      3,150,000  PG&E ENERGY RECOVERY FUNDING LLC SERIES 2005-1 CLASS A2              3.87       06/25/2011        3,085,666

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
ASSET BACKED SECURITIES (CONTINUED)
$     1,250,000  PG&E ENERGY RECOVERY FUNDING LLC SERIES 2005-1 CLASS A4              4.37%      06/25/2014   $    1,210,314
      4,474,000  PG&E ENERGY RECOVERY FUNDING LLC SERIES 2005-2 CLASS A1              4.85       06/25/2011        4,460,467
      2,228,000  PG&E ENERGY RECOVERY FUNDING LLC SERIES 2005-2 CLASS A3              5.12       12/25/2014        2,233,411
        506,322  RESIDENTIAL ASSET MORTGAGE PRODUCTS INCORPORATED SERIES
                   2003-RS3 CLASS A2+/-                                               4.94       04/25/2033          507,818
      5,001,000  SLM STUDENT LOAN TRUST SERIES 2003-11 CLASS A5++                     2.99       12/15/2022        4,925,285
      2,595,000  SLM STUDENT LOAN TRUST SERIES 2004-1 CLASS A2+/-                     4.76       07/25/2018        2,604,240
      2,100,000  SLM STUDENT LOAN TRUST SERIES 2005-7 CLASS A3                        4.41       07/25/2025        2,074,296
      6,248,000  SLM STUDENT LOAN TRUST SERIES 2005-8 CLASS A4                        4.25       01/25/2028        6,131,662
      3,439,000  SPECIALTY UNDERWRITING & RESIDENTIAL FINANCE SERIES 2005-BC1
                   CLASS A1B+/-                                                       4.81       12/25/2035        3,440,347
      3,245,661  STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2005-11 CLASS
                   A4+/-                                                              4.67       01/25/2036        3,245,277
      2,772,000  STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2005-11 CLASS
                   A6+/-                                                              4.80       01/25/2036        2,773,385
        851,290  STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2005-5 CLASS A2+/-     4.67       06/25/2035          851,332
      3,127,000  TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-A CLASS A3            4.77       01/12/2011        3,110,028
        219,325  USAA AUTO OWNER TRUST SERIES 2004-3 CLASS A2                         2.79       06/15/2007          219,193
      1,766,000  USAA AUTO OWNER TRUST SERIES 2005-3 CLASS A2                         4.52       06/16/2008        1,759,607
      3,177,000  WACHOVIA AUTO OWNER TRUST SERIES 2005-B CLASS A2                     4.82       02/20/2009        3,172,663
      3,237,000  WFS FINANCIAL OWNER TRUST SERIES 2005-3 CLASS A4                     4.39       05/17/2013        3,180,675
        403,949  WORLD OMNI AUTO RECEIVABLES TRUST SERIES 2003-B CLASS A3             2.20       01/15/2008          401,490

TOTAL ASSET BACKED SECURITIES (COST $211,638,210)                                                                210,571,373
                                                                                                              --------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 14.07%
      2,254,000  BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                   2006-1 CLASS A4                                                    5.37       09/10/2045        2,265,346
      3,182,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2005-PW10
                   CLASS AAB                                                          5.38       12/11/2040        3,193,518
      4,378,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2005-PWR8
                   CLASS AAB                                                          4.58       06/11/2041        4,198,705
      6,127,000  CITIGROUP DEUTSCHE BANK COMMERCIAL MORTGAGE TRUST SERIES
                   2006-CD2 CLASS AAB                                                 5.58       01/15/2046        6,168,639
      2,617,000  COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES 1999-1
                   CLASS E+/-                                                         7.09       05/15/2032        2,729,931
        680,000  COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES 2000-C1
                   CLASS C                                                            7.71       08/15/2033          738,710
      1,702,672  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-J4 CLASS 2A1B+/-      4.70       07/25/2035        1,701,968
      3,797,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                   2001-CP4 CLASS A4                                                  6.18       12/15/2035        3,952,796
      5,238,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                   2002-CKS4 CLASS A2                                                 5.18       11/15/2036        5,214,503
      5,503,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                   2003-C4 CLASS A4+/-                                                5.14       08/15/2036        5,443,298
      8,131,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                   2004-C2 CLASS A2+/-                                                5.42       05/15/2036        8,146,585
      2,551,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                   2005-C6 CLASS B+/-                                                 5.23       12/15/2040        2,502,734
      3,071,000  DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 1999-CG2 CLASS A1B        7.30       06/10/2032        3,254,769
     30,243,909  FHLB SERIES VN-2015 CLASS A                                          5.46       11/27/2015       30,286,439
      5,213,108  FHLMC SERIES 2515 CLASS MG                                           4.00       09/15/2017        5,014,891
      2,936,000  FHLMC SERIES 2594 CLASS QE                                           5.00       08/15/2031        2,853,571
      8,430,390  FHLMC SERIES 3014 CLASS NA<<                                         4.50       11/15/2025        8,303,938
      7,802,343  FHLMC SERIES 3086 CLASS PA<<                                         5.50       05/15/2026        7,836,061
      2,420,000  FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 1999-C4
                   CLASS A2                                                           7.39       12/15/2031        2,580,570
      2,070,000  FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 2001-C3
                   CLASS A3                                                           6.42       08/15/2033        2,173,987
      1,574,000  FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE TRUST
                   PASS-THROUGH CERTIFICATES SERIES 2001-C4 CLASS B                   6.42       12/12/2033        1,662,410
        939,000  FN DUS TBA OCEAN AIR                                                 5.21       02/15/2036          941,494
      1,549,213  FNMA SERIES 2002-M3 CLASS B                                          4.37       09/25/2010        1,508,182
      8,009,853  FNMA SERIES 2003-81 CLASS NX                                         3.50       10/25/2013        7,821,823
      3,380,000  FNMA SERIES 2003-84 CLASS PG                                         5.00       03/25/2032        3,274,326
      1,078,000  FNMA SERIES 2004-7 CLASS JK                                          4.00       02/25/2019          976,531
             17  FNMA SERIES 2005-62 CLASS JE                                         5.00       06/25/2035               17
      3,797,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2001-3
                   CLASS A2                                                           6.07       06/10/2038        3,949,216
      3,742,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2002-2A
                   CLASS A3                                                           5.35       08/11/2036        3,764,807
      3,415,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2005-C3
                   CLASS A2                                                           4.85       07/10/2045        3,369,794
      1,871,322  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                   1997-C1 CLASS A3                                                   6.87       07/15/2029        1,905,248
      1,245,000  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                   2002-C2 CLASS A3                                                   5.71       10/15/2038        1,277,134
      7,019,000  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                   2003-C3 CLASS A4                                                   5.02       04/10/2040        6,888,164

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$     1,422,626  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                   2004-C1 CLASS A1                                                   3.12%      03/10/2038   $    1,377,244
        547,349  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                   2004-C2 CLASS A1                                                   3.90       08/10/2038          534,888
      2,492,000  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                   2006-C1 CLASS B+/-                                                 5.43       11/10/2045        2,483,692
      2,928,000  GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
                   2005-GG CLASS AAB+/-                                               5.19       04/10/2037        2,907,342
      1,051,000  GS MORTGAGE SECURITIES CORPORATION II SERIES 1998-C1 CLASS B         6.97       10/18/2030        1,092,876
      6,704,000  GS MORTGAGE SECURITIES CORPORATION II SERIES 1998-GLII CLASS
                   A2                                                                 6.56       04/13/2031        6,865,872
        594,000  HELLER FINANCIAL COMMERCIAL MORTGAGE ASSET SERIES 1999-PH1
                   CLASS C+/-                                                         6.88       05/15/2031          622,325
      6,218,000  JP MORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                   SERIES 2005-CB11 CLASS A4+/-                                       5.34       08/12/2037        6,214,821
        775,000  JP MORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                   SERIES 2005-CB11 CLASS ASB+/-                                      5.20       08/12/2037          772,084
      1,250,000  JP MORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                   SERIES 2005-LDP5 CLASS A4+/-                                       5.18       12/15/2044        1,247,077
        887,000  JP MORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                   SERIES 2005-LDP5 CLASS B+/-                                        5.33       12/15/2044          885,143
      2,296,453  LB COMMERCIAL CONDUIT MORTGAGE TRUST SERIES 1999-C2 CLASS A1         7.11       10/15/2032        2,315,083
        397,000  LB COMMERCIAL CONDUIT MORTGAGE TRUST SERIES 1999-C2 CLASS B          7.43       10/15/2032          425,080
      6,032,000  LB-UBS COMMERCIAL MORTGAGE TRUST SERIES 2003-C7 CLASS A4+/-          4.93       09/15/2035        5,901,958
        200,000  LB-UBS COMMERCIAL MORTGAGE TRUST SERIES 2004-C7 CLASS A6+/-          4.79       10/15/2029          192,726
      5,922,000  LB-UBS COMMERCIAL MORTGAGE TRUST SERIES 2005-C3 CLASS A2             4.55       07/15/2030        5,782,376
      3,297,000  MERRILL LYNCH MORTGAGE TRUST SERIES 2005-CKI1 CLASS ASB+/-           5.24       11/12/2037        3,298,913
      2,538,000  MERRILL LYNCH MORTGAGE TRUST SERIES 2005-LC1 CLASS A4+/-             5.29       01/12/2044        2,535,422
      1,000,000  MORGAN STANLEY CAPITAL I SERIES 2004-HQ4 CLASS A2                    3.92       04/14/2040          975,140
      2,501,000  MORGAN STANLEY CAPITAL I SERIES 2006-T21 CLASS A2                    5.09       10/12/2049        2,489,668
      3,316,709  SPECIALTY UNDERWRITING & RESIDENTIAL FINANCE SERIES 2005-BC4
                   CLASS A2A+/-                                                       4.69       09/25/2036        3,316,867
        147,035  STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-2 CLASS A+/-     5.10       02/25/2028          147,467
      1,330,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C6 CLASS
                   A3                                                                 4.96       08/15/2035        1,310,154
      1,610,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C8 CLASS
                   A3                                                                 4.45       11/15/2035        1,556,064
      3,298,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C17 CLASS
                   A4+/-                                                              5.08       03/15/2042        3,242,215
      2,717,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C19 CLASS
                   APB                                                                4.62       05/15/2044        2,607,794
      2,736,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C20 CLASS
                   A7+/-                                                              5.12       07/15/2042        2,694,890
      1,745,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C21 CLASS
                   A4+/-                                                              5.19       10/15/2044        1,741,379
     12,506,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2006-C23 CLASS
                   A4                                                                 5.42       01/15/2045       12,568,443
      2,628,000  WASHINGTON MUTUAL ASSET SECURITIES CORPORATION SERIES
                   2005-C1A CLASS AJ+++/-                                             5.19       05/25/2036        2,610,370

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $229,163,329)                                                    226,615,478
                                                                                                              --------------

CORPORATE BONDS & NOTES - 15.18%

BUSINESS SERVICES - 0.24%
      3,680,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                     6.00       06/15/2012        3,832,569
                                                                                                              --------------

CHEMICALS & ALLIED PRODUCTS - 0.46%
        885,000  TEVA PHARMACEUTICAL FINANCE LLC                                      5.55       02/01/2016          878,502
      1,880,000  TEVA PHARMACEUTICAL FINANCE LLC                                      6.15       02/01/2036        1,888,344
      4,570,000  WYETH                                                                5.50       02/15/2016        4,597,685

                                                                                                                   7,364,531
                                                                                                              --------------

COMMUNICATIONS - 2.77%
      2,295,000  AMERICA MOVIL SA DE CV                                               6.38       03/01/2035        2,321,773
      2,995,000  AOL TIME WARNER INCORPORATED<<                                       7.70       05/01/2032        3,449,219
      1,039,000  AT&T INCORPORATED                                                    9.05       11/15/2011        1,138,142
      2,535,000  AT&T INCORPORATED                                                    6.15       09/15/2034        2,525,798
      1,250,000  CINGULAR WIRELESS SERVICES                                           8.13       05/01/2012        1,432,219
      1,240,000  CLEAR CHANNEL COMMUNICATIONS INCORPORATED                            5.50       09/15/2014        1,171,579
      2,035,000  COMCAST CABLE COMMUNICATIONS HOLDINGS INCORPORATED                   8.38       03/15/2013        2,333,185

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
COMMUNICATIONS (CONTINUED)
$       985,000  COMCAST CORPORATION                                                  5.90%      03/15/2016   $      988,664
      1,535,000  COMCAST CORPORATION                                                  5.65       06/15/2035        1,404,692
      1,250,000  COX COMMUNICATIONS INCORPORATED                                      7.13       10/01/2012        1,334,218
      2,520,000  NEWS AMERICA INCORPORATED++                                          6.40       12/15/2035        2,535,816
      2,485,000  ORACLE CORPORATION & OZARK HOLDING INCORPORATED++                    5.00       01/15/2011        2,453,214
      4,895,000  SPRINT CAPITAL CORPORATION                                           6.00       01/15/2007        4,928,477
      2,815,000  SPRINT CAPITAL CORPORATION                                           6.13       11/15/2008        2,877,271
      1,410,000  SPRINT CAPITAL CORPORATION                                           7.63       01/30/2011        1,541,626
      1,390,000  SPRINT CAPITAL CORPORATION                                           8.75       03/15/2032        1,825,805
      2,670,000  TELECOM ITALIA CAPITAL SA                                            5.25       11/15/2013        2,578,470
        870,000  TIME WARNER ENTERTAINMENT COMPANY LP                                 8.38       07/15/2033        1,044,407
      1,875,000  VERIZON COMMUNICATIONS INCORPORATED<<                                5.35       02/15/2011        1,874,055
      2,090,000  VERIZON GLOBAL FUNDING CORPORATION                                   5.85       09/15/2035        1,973,351
      3,165,000  VERIZON WIRELESS CAPITAL LLC                                         5.38       12/15/2006        3,171,001

                                                                                                                  44,902,982
                                                                                                              --------------

DEPOSITORY INSTITUTIONS - 1.23%
      2,240,000  BAC CAPITAL TRUST VI<<                                               5.63       03/08/2035        2,232,068
      3,750,000  CITIGROUP INCORPORATED                                               5.13       02/14/2011        3,740,693
      4,540,000  CITIGROUP INCORPORATED                                               5.00       09/15/2014        4,442,699
      2,490,000  PNC FUNDING CORPORATION                                              5.25       11/15/2015        2,456,868
      2,475,000  WACHOVIA CAPITAL TRUST I+/-                                          5.80       08/29/2049        2,461,001
      1,130,000  WACHOVIA CORPORATION                                                 5.50       08/01/2035        1,090,079
      2,120,000  WASHINGTON MUTUAL BANK FA                                            5.13       01/15/2015        2,056,334
      1,407,000  WASHINGTON MUTUAL INCORPORATED                                       4.00       01/15/2009        1,361,842

                                                                                                                  19,841,584
                                                                                                              --------------

ELECTRIC UTILITIES - 0.31%
      4,745,000  PROGRESS ENERGY INCORPORATED                                         6.85       04/15/2012        5,066,692
                                                                                                              --------------

ELECTRIC, GAS & SANITARY SERVICES - 0.99%
      1,771,000  AMERICAN ELECTRIC POWER SERIES C                                     5.38       03/15/2010        1,770,580
      1,155,000  DOMINION RESOURCES INCORPORATED                                      5.95       06/15/2035        1,122,617
      1,880,000  DUKE CAPITAL LLC                                                     8.00       10/01/2019        2,221,722
        870,000  FIRSTENERGY CORPORATION SERIES C                                     7.38       11/15/2031        1,014,550
      2,525,000  KANSAS GAS & ELECTRIC                                                5.65       03/29/2021        2,478,742
      1,745,000  NEVADA POWER COMPANY++                                               5.95       03/15/2016        1,753,194
        642,000  PACIFIC GAS & ELECTRIC COMPANY                                       6.05       03/01/2034          664,358
      1,625,000  PSEG POWER LLC                                                       8.63       04/15/2031        2,159,846
      2,530,000  PUBLIC SERVICE COMPANY OF COLORADO                                   7.88       10/01/2012        2,910,854

                                                                                                                  16,096,463
                                                                                                              --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 0.21%
      2,490,000  CISCO SYSTEMS INCORPORATED                                           5.50       02/22/2016        2,507,042
        750,000  GE GLOBAL INSURANCE HOLDINGS                                         7.00       02/15/2026          861,469

                                                                                                                   3,368,511
                                                                                                              --------------

FINANCIAL SERVICES - 0.25%
      3,964,000  CAPITAL ONE FINANCIAL CORPORATION                                    8.75       02/01/2007        4,084,402
                                                                                                              --------------

FOOD & KINDRED PRODUCTS - 0.18%
      1,790,000  KRAFT FOODS INCORPORATED                                             5.63       11/01/2011        1,812,454
      1,040,000  KRAFT FOODS INCORPORATED                                             6.50       11/01/2031        1,139,424

                                                                                                                   2,951,878
                                                                                                              --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
FOOD STORES - 0.06%
$       855,000  DELHAIZE AMERICA INCORPORATED                                        9.00%      04/15/2031   $    1,020,313
                                                                                                              --------------

GENERAL MERCHANDISE STORES - 0.08%
      1,375,000  WAL-MART STORES                                                      5.25       09/01/2035        1,325,109
                                                                                                              --------------

HEALTH SERVICES - 0.12%
      1,860,000  COVENTRY HEALTH CARE INCORPORATED                                    6.13       01/15/2015        1,878,600
                                                                                                              --------------

HOLDING & OTHER INVESTMENT OFFICES - 1.14%
      2,790,000  CREDIT SUISSE FIRST BOSTON USA INCORPORATED<<                        4.88       08/15/2010        2,752,832
      4,160,000  GOLDMAN SACHS GROUP INCORPORATED<<                                   5.13       01/15/2015        4,063,829
      5,085,000  MERRILL LYNCH & COMPANY                                              4.25       02/08/2010        4,922,702
      7,065,000  MORGAN STANLEY                                                       4.00       01/15/2010        6,757,510

                                                                                                                  18,496,873
                                                                                                              --------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.07%
      1,067,000  MARSH & MCLENNAN COMPANIES INCORPORATED<<                            5.15       09/15/2010        1,052,209
                                                                                                              --------------

INSURANCE CARRIERS - 1.14%
        940,000  AEGON FUNDING CORPORATION                                            5.75       12/15/2020          947,935
        750,000  AMBAC FINANCIAL GROUP INCORPORATED                                   5.95       12/05/2035          762,565
      5,960,000  AMERICAN INTERNATIONAL GROUP++                                       4.70       10/01/2010        5,819,964
      1,485,000  AMERICAN INTERNATIONAL GROUP++<<                                     5.05       10/01/2015        1,439,360
      1,890,000  CNA FINANCIAL CORPORATION                                            5.85       12/15/2014        1,867,942
        625,000  CNA FINANCIAL CORPORATION                                            6.95       01/15/2018          659,111
        765,000  LIBERTY MUTUAL INSURANCE COMPANY++                                   7.88       10/15/2026          897,022
      1,645,000  METLIFE INCORPORATED<<                                               5.70       06/15/2035        1,642,797
      1,185,000  UNUMPROVIDENT FINANCE COMPANY++                                      6.85       11/15/2015        1,231,882
        620,000  WELLPOINT INCORPORATED                                               5.00       01/15/2011          612,065
      1,875,000  WELLPOINT INCORPORATED<<                                             5.25       01/15/2016        1,849,326
        750,000  WELLPOINT INCORPORATED                                               5.85       01/15/2036          749,926

                                                                                                                  18,479,895
                                                                                                              --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.10%
      1,630,000  TYCO INTERNATIONAL GROUP SA                                          6.38       10/15/2011        1,689,042
                                                                                                              --------------

MISCELLANEOUS RETAIL - 0.12%
      1,915,000  PROLOGIS++                                                           5.25       11/15/2010        1,903,600
                                                                                                              --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.91%
      3,445,000  AMERICAN GENERAL FINANCE CORPORATION                                 3.88       10/01/2009        3,287,601
      2,885,000  CAPITAL ONE BANK SERIES BKNT<<                                       4.88       05/15/2008        2,860,697
      2,590,000  CIT GROUP INCORPORATED                                               4.75       08/15/2008        2,565,333
      3,889,000  GENERAL ELECTRIC CAPITAL CORPORATION                                 3.75       12/15/2009        3,705,066
      1,630,000  GENERAL ELECTRIC CAPITAL CORPORATION<<                               4.88       03/04/2015        1,591,128
      8,975,000  HSBC FINANCE CORPORATION<<                                           4.75       04/15/2010        8,799,682
      1,920,000  HSBC FINANCE CORPORATION                                             5.00       06/30/2015        1,849,642
      1,495,000  JP MORGAN CHASE CAPITAL XV                                           5.88       03/15/2035        1,478,124
      1,305,000  KINDER MORGAN FINANCE COMPANY ULC++                                  5.35       01/05/2011        1,296,625
      1,310,000  KINDER MORGAN FINANCE COMPANY ULC++                                  6.40       01/05/2036        1,351,274
      5,780,000  LAZARD GROUP LLC                                                     7.13       05/15/2015        6,087,756
      4,010,000  RESIDENTIAL CAPITAL CORPORATION                                      6.13       11/21/2008        4,004,021
      8,345,000  RESIDENTIAL CAPITAL CORPORATION                                      6.00       02/22/2011        8,291,717

                                                                                                                  47,168,666
                                                                                                              --------------

OIL & GAS EXTRACTION - 0.52%
        750,000  CANADIAN NATURAL RESOURCES                                           5.85       02/01/2035          755,498
      1,495,000  CONOCOPHILLIPS                                                       5.90       10/15/2032        1,586,648

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
OIL & GAS EXTRACTION (CONTINUED)
$     1,410,000  HALLIBURTON COMPANY                                                  5.50%      10/15/2010   $    1,426,500
      2,467,000  HALLIBURTON COMPANY                                                  8.75       02/15/2021        3,202,477
        685,000  PEMEX PROJECT FUNDING MASTER TRUST                                   7.38       12/15/2014          762,062
        620,000  PEMEX PROJECT FUNDING MASTER TRUST                                   6.63       06/15/2035          646,970

                                                                                                                   8,380,155
                                                                                                              --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.06%
        875,000  AMERADA HESS CORPORATION                                             7.13       03/15/2033        1,008,443
                                                                                                              --------------

PIPELINES, EXCEPT NATURAL GAS - 0.64%
      2,895,000  DUKE CAPITAL LLC<<                                                   7.50       10/01/2009        3,075,321
      4,685,000  ENERGY TRANSFER PARTNERS++                                           5.65       08/01/2012        4,651,052
        880,000  KINDER MORGAN INCORPORATED                                           6.50       09/01/2012          925,802
      1,640,000  MAGELLAN MIDSTREAM PARTNERS                                          5.65       10/15/2016        1,633,419

                                                                                                                  10,285,594
                                                                                                              --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.08%
      1,365,000  CBS CORPORATION                                                      5.63       08/15/2012        1,366,668
                                                                                                              --------------

RAILROAD TRANSPORTATION - 0.13%
      1,785,000  NORFOLK SOUTHERN CORPORATION                                         7.05       05/01/2037        2,123,225
                                                                                                              --------------

REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.68%
      2,775,000  DEVELOPERS DIVERS REALTY                                             5.38       10/15/2012        2,734,779
      2,940,000  HEALTH CARE REIT INCORPORATED                                        6.20       06/01/2016        2,939,553
      1,410,000  SIMON PROPERTY GROUP LP                                              4.60       06/15/2010        1,369,322
      3,895,000  SIMON PROPERTY GROUP LP++                                            5.38       06/01/2011        3,875,805

                                                                                                                  10,919,459
                                                                                                              --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.46%
        880,000  GOLDMAN SACHS GROUP INCORPORATED                                     6.13       02/15/2033          921,225
      3,235,000  JP MORGAN CHASE & COMPANY<<                                          6.75       02/01/2011        3,436,524
      3,055,000  MORGAN STANLEY                                                       5.38       10/15/2015        3,034,156

                                                                                                                   7,391,905
                                                                                                              --------------

TRANSPORTATION EQUIPMENT - 0.23%
      1,795,000  DAIMLERCHRYSLER NA HOLDING CORPORATION                               6.50       11/15/2013        1,855,384
      1,565,000  DAIMLERCHRYSLER NA HOLDING CORPORATION                               8.50       01/18/2031        1,908,020

                                                                                                                   3,763,404
                                                                                                              --------------

TOTAL CORPORATE BONDS & NOTES (COST $247,695,431)                                                                245,762,772
                                                                                                              --------------

FOREIGN GOVERNMENT BONDS - 1.17%
      1,445,000  CELULOSA ARAUCO CONSTITUTION                                         5.63       04/20/2015        1,421,438
      1,285,000  PETRO-CANADA                                                         5.95       05/15/2035        1,301,490
      2,705,000  RUSSIAN FEDERATION+/-++                                              5.00       03/31/2030        3,049,887
      2,125,000  TELECOM ITALIA CAPITAL                                               4.88       10/01/2010        2,062,529
      1,785,000  TELEFONOS DE MEXICO S.A. SERIES WI                                   5.50       01/27/2015        1,758,163
      2,860,000  UNITED MEXICAN STATES SERIES MTNA<<                                  5.88       01/15/2014        2,931,500
      2,285,000  UNITED MEXICAN STATES SERIES MTNA<<                                  6.75       09/27/2034        2,553,488
      1,700,000  UOB CAYMAN LIMITED+/-++                                              5.80       12/31/2049        1,686,366
        510,000  VALE OVERSEAS LIMITED                                                8.25       01/17/2034          620,925
      1,570,000  XL CAPITAL LIMITED                                                   6.38       11/15/2024        1,619,364

TOTAL FOREIGN GOVERNMENT BONDS@ (COST $19,067,393)                                                                19,005,150
                                                                                                              --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
FOREIGN CORPORATE BONDS - 0.62%

COMMUNICATIONS - 0.35%
$     1,490,000  BRITISH TELECOM PLC                                                  8.88%      12/15/2030   $    1,968,530
      3,655,000  FRANCE TELECOM                                                       7.45       03/01/2006        3,655,000

                                                                                                                   5,623,530
                                                                                                              --------------

ELECTRIC, GAS & SANITARY SERVICES - 0.09%
      1,270,000  EMPRESA NACIONAL ELECTRIC                                            8.63       08/01/2015        1,490,266
                                                                                                              --------------

OIL & GAS EXTRACTION - 0.07%
      1,035,000  ENCANA CORPORATION                                                   6.50       08/15/2034        1,156,065
                                                                                                              --------------

PRIMARY METAL INDUSTRIES - 0.11%
      1,715,000  CODELCO INCORPORATED++<<                                             5.63       09/21/2035        1,714,448
                                                                                                              --------------

TOTAL FOREIGN CORPORATE BONDS@ (COST $9,969,753)                                                                   9,984,309
                                                                                                              --------------

AGENCY SECURITIES - 50.45%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 37.67%
     44,273,000  FHLMC<<                                                              6.63       09/15/2009       46,654,887
     14,502,000  FHLMC<<                                                              4.13       07/12/2010       14,047,899
      6,238,000  FHLMC #1B7006+/-<<                                                   4.93       11/01/2035        6,170,972
      6,185,221  FHLMC #A36280<<                                                      4.50       07/01/2035        5,825,187
      2,512,035  FHLMC #A41406                                                        6.00       12/01/2035        2,537,216
      2,680,005  FHLMC #A41493                                                        6.00       01/01/2036        2,706,870
      1,638,466  FHLMC #A41781                                                        6.00       01/01/2036        1,654,778
      1,380,011  FHLMC #A41874                                                        6.00       01/01/2036        1,393,845
     10,350,196  FHLMC #A46083<<                                                      5.00       07/01/2035       10,032,036
      7,756,819  FHLMC #A46696<<                                                      4.50       08/01/2035        7,305,305
        577,488  FHLMC #B19212                                                        5.50       04/01/2020          579,786
      3,271,865  FHLMC #B19389<<                                                      5.50       05/01/2020        3,284,885
      1,839,742  FHLMC #C90889                                                        6.00       03/01/2025        1,867,933
      7,154,537  FHLMC #C90940<<                                                      6.00       12/01/2025        7,264,168
      6,976,752  FHLMC #C90947<<                                                      6.00       01/01/2026        7,083,659
     15,779,080  FHLMC #C90951<<                                                      6.00       02/01/2026       16,019,953
      2,817,798  FHLMC #E01279<<                                                      5.50       01/01/2018        2,830,377
      7,029,668  FHLMC #E01497<<                                                      5.50       11/01/2018        7,059,308
        596,945  FHLMC #E88979                                                        5.50       04/01/2017          599,604
      7,920,144  FHLMC #G01827<<                                                      4.50       06/01/2035        7,459,123
      9,409,094  FHLMC #G01981<<                                                      5.00       12/01/2035        9,119,863
      7,191,200  FHLMC #G02038<<                                                      6.50       01/01/2036        7,358,687
     11,528,580  FHLMC #G02047<<                                                      6.50       01/01/2036       11,797,086
     27,346,531  FHLMC #G02083<<                                                      4.50       02/15/2036       25,754,724
     14,990,961  FHLMC #G02096                                                        6.00       03/01/2036       15,141,235
     14,411,000  FHLMC #G02107<<                                                      6.50       02/15/2036       14,746,639
      1,237,498  FHLMC #G08083                                                        4.50       08/01/2035        1,165,464
      3,438,445  FHLMC #G08107<<                                                      6.50       01/01/2036        3,518,528
      3,027,720  FHLMC #G11594<<                                                      5.50       08/01/2019        3,040,385
      6,607,159  FHLMC #G11658<<                                                      5.50       01/01/2020        6,633,157
      5,092,365  FHLMC #G18006<<                                                      5.50       08/01/2019        5,112,403
      2,261,688  FHLMC #J02089<<                                                      5.50       06/01/2020        2,270,689
      1,958,205  FHLMC #J02372<<                                                      5.50       05/01/2020        1,966,395
      1,970,587  FHLMC #J02373<<                                                      5.50       05/01/2020        1,978,829
     66,387,000  FHLMC DISCOUNT NOTE SERIES RB<<^                                     4.74       01/18/2007       63,450,504
      8,241,000  FHLMC SERIES 2631 CLASS MT                                           3.50       01/15/2022        8,067,408
     15,686,000  FHLMC SERIES 2645 CLASS MK<<                                         3.50       07/15/2022       15,304,531

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
FEDERAL HOME LOAN MORTGAGE CORPORATION (CONTINUED)
$       343,979  FHLMC SERIES 2727 CLASS PW<<                                         3.57%      06/15/2029   $      332,920
      4,615,872  FHLMC SERIES 2731 CLASS PK<<                                         3.50       05/15/2026        4,493,224
      2,619,813  FHLMC SERIES 2736 CLASS DB                                           3.30       11/15/2026        2,518,829
      6,553,255  FHLMC SERIES 2890 CLASS AP<<                                         3.75       12/15/2011        6,382,014
      6,894,863  FHLMC SERIES 2893 CLASS PA<<                                         4.00       04/15/2025        6,751,698
      4,386,754  FHLMC SERIES 2957 CLASS KJ<<                                         4.50       10/15/2024        4,326,668
      3,336,401  FHLMC SERIES 2960 CLASS EH                                           4.50       05/15/2024        3,294,201
      5,834,801  FHLMC SERIES 2963 CLASS WL                                           4.50       07/15/2025        5,753,252
      4,140,492  FHLMC SERIES 2982 CLASS LC<<                                         4.50       01/15/2025        4,081,980
      2,151,000  FHLMC SERIES 2992 CLASS OG                                           5.50       06/15/2033        2,127,024
      4,009,000  FHLMC SERIES 3019 CLASS VQ<<                                         5.00       05/15/2022        3,838,960
      6,389,739  FHLMC SERIES 3035 CLASS DM<<                                         5.50       11/15/2025        6,418,912
      1,537,000  FHLMC SERIES 3044 CLASS LJ                                           5.50       03/15/2035        1,529,333
      9,143,000  FHLMC SERIES 3044 CLASS MD<<                                         5.50       02/15/2035        9,090,293
      4,696,000  FHLMC SERIES 3057 CLASS PE<<                                         5.50       11/15/2034        4,665,219
      9,584,742  FHLMC SERIES 3059 CLASS CA<<                                         5.00       03/15/2025        9,526,935
      3,397,000  FHLMC TBA%%                                                          4.50       03/01/2036        3,198,486
     30,487,000  FHLMC TBA%%                                                          5.00       04/01/2036       29,515,227
    149,796,000  FHLMC TBA%%                                                          6.50       04/01/2036      153,072,788

                                                                                                                 609,722,281
                                                                                                              --------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 11.89%
     25,040,000  FNMA<<                                                               6.00       05/15/2011       26,205,612
      2,870,372  FNMA #254918<<                                                       4.50       09/01/2033        2,714,306
      1,906,019  FNMA #725564                                                         4.53       04/01/2009        1,874,897
      4,592,229  FNMA #734830<<                                                       4.50       08/01/2033        4,342,543
      1,954,507  FNMA #745047<<                                                       4.50       09/01/2035        1,848,238
      2,817,982  FNMA #808093<<                                                       4.50       02/01/2035        2,653,644
      2,933,926  FNMA #815422<<                                                       4.50       02/01/2035        2,762,827
      4,071,915  FNMA #815426<<                                                       4.50       02/01/2035        3,842,723
      5,436,083  FNMA #819357<<                                                       4.50       03/01/2035        5,119,064
      3,780,790  FNMA #839193+/-<<                                                    5.01       12/01/2035        3,748,523
      2,465,735  FNMA #850840+/-<<                                                    5.33       12/01/2035        2,453,324
      2,449,233  FNMA #866112+/-                                                      5.04       12/01/2035        2,429,406
      1,018,000  FNMA #873236                                                         5.09       02/01/2016        1,008,178
      2,225,320  FNMA SERIES 2003-113 CLASS PN                                        3.50       02/25/2013        2,175,708
      8,924,075  FNMA SERIES 2003-63 CLASS QP<<                                       3.50       10/25/2031        8,295,711
     14,035,230  FNMA SERIES 2003-76 CLASS DE                                         4.00       09/25/2031       13,251,310
      7,441,000  FNMA SERIES 2003-92 CLASS KQ<<                                       3.50       06/25/2023        7,261,449
        454,000  FNMA SERIES 2003-92 CLASS NM                                         3.50       04/25/2013          443,306
      5,494,000  FNMA SERIES 2005-45 CLASS BA<<                                       4.50       11/25/2014        5,444,474
     20,488,292  FNMA SERIES 2005-51 CLASS KC<<                                       4.50       01/25/2025       20,173,026
     10,332,206  FNMA SERIES 2005-65 CLASS WG<<                                       4.50       08/25/2026       10,194,243
      5,583,641  FNMA SERIES 2005-69 CLASS JM                                         4.50       08/25/2025        5,148,845
     22,184,429  FNMA SERIES 2005-77 CLASS BX<<                                       4.50       07/25/2028       21,853,180
      2,076,000  FNMA TBA%%                                                           6.00       04/01/2031        2,092,868
     34,383,000  FNMA TBA%%                                                           6.00       04/01/2036       34,995,430

                                                                                                                 192,332,835
                                                                                                              --------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.89%
      1,184,594  GNMA SERIES 2006-3 CLASS A                                           4.21       01/16/2028        1,150,603
      1,785,000  GNMA SERIES 2006-8 CLASS A                                           4.01       03/01/2036        1,731,450
     12,473,000  GNMA TBA%%                                                           6.00       04/01/2036       12,661,069

                                                                                                                  15,543,122
                                                                                                              --------------

TOTAL AGENCY SECURITIES (COST $822,007,858)                                                                      817,598,238
                                                                                                              --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
US TREASURY SECURITIES - 15.77%

US TREASURY BONDS - 5.89%
$    41,869,000  US TREASURY BOND<<                                                   6.25%      08/15/2023   $   49,506,827
     26,841,000  US TREASURY BOND<<                                                   6.00       02/15/2026       31,372,512
      9,279,000  US TREASURY BOND<<                                                   6.25       05/15/2030       11,430,206
      2,743,000  US TREASURY BOND<<                                                   5.38       02/15/2031        3,053,409

                                                                                                                  95,362,954
                                                                                                              --------------

US TREASURY NOTES - 9.88%
      4,259,000  US TREASURY NOTE<<                                                   4.38       01/31/2008        4,234,379
      1,342,000  US TREASURY NOTE                                                     4.63       02/29/2008        1,340,532
      3,436,000  US TREASURY NOTE<<                                                   4.50       02/15/2009        3,420,699
      9,244,000  US TREASURY NOTE<<                                                   4.13       08/15/2010        9,058,759
      4,147,000  US TREASURY NOTE<<                                                   3.88       09/15/2010        4,020,160
     37,855,000  US TREASURY NOTE<<                                                   4.50       11/15/2010       37,656,867
     11,079,000  US TREASURY NOTE<<                                                   4.38       12/15/2010       10,961,718
     23,538,000  US TREASURY NOTE<<                                                   4.25       01/15/2011       23,177,586
      3,168,000  US TREASURY NOTE                                                     4.50       02/28/2011        3,153,893
      2,899,000  US TREASURY NOTE<<                                                   4.25       11/15/2014        2,824,487
      9,757,000  US TREASURY NOTE<<                                                   4.00       02/15/2015        9,333,175
     15,196,000  US TREASURY NOTE<<                                                   4.13       05/15/2015       14,669,489
      7,734,000  US TREASURY NOTE<<                                                   4.25       08/15/2015        7,534,007
     24,389,000  US TREASURY NOTE<<                                                   4.50       11/15/2015       24,213,692
      4,249,000  US TREASURY NOTE                                                     4.50       02/15/2016        4,233,066

                                                                                                                 159,832,509
                                                                                                              --------------

TOTAL US TREASURY SECURITIES (COST $256,824,532)                                                                 255,195,463
                                                                                                              --------------

COLLATERAL FOR SECURITIES LENDING - 48.92%

SHARES

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.01%
        219,464  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                              219,464
          1,365  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                       1,365

                                                                                                                     220,829
                                                                                                              --------------
PRINCIPAL

COLLATERAL INVESTED IN OTHER ASSETS - 48.91%
$       635,649  ABBEY NATIONAL TREASURY SERVICE+/-                                   4.69       01/16/2007          636,374
      9,432,210  AMERICAN EXPRESS BANK FSB+/-                                         4.54       01/26/2007        9,430,701
        440,853  AMERICAN EXPRESS CREDIT CORPORATION+/-                               4.74       05/16/2006          441,056
      5,946,393  AMERICAN GENERAL FINANCE CORPORATION+/-                              4.60       03/15/2007        5,948,772
      7,188,779  AMSTEL FUNDING CORPORATION                                           4.39       03/28/2006        7,164,409
     10,252,402  AQUIFER FUNDING LIMITED                                              4.55       03/06/2006       10,246,045
     10,252,402  AQUIFER FUNDING LIMITED                                              4.55       03/07/2006       10,244,713
      1,844,202  AQUINAS FUNDING LLC                                                  4.56       03/23/2006        1,839,112
        174,496  AQUINAS FUNDING LLC                                                  4.77       05/15/2006          172,791
        512,620  ATLANTIS ONE FUNDING CORPORATION                                     4.55       03/09/2006          512,107
      1,025,240  ATLAS CAPITAL FUNDING LIMITED                                        4.40       03/09/2006        1,024,215
      2,505,072  ATLAS CAPITAL FUNDING LIMITED                                        4.62       05/17/2006        2,479,946
      5,788,711  ATOMIUM FUNDING CORPORATION                                          4.46       03/17/2006        5,777,134
      6,561,537  ATOMIUM FUNDING CORPORATION                                          4.54       03/20/2006        6,545,921
     20,504,804  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
                   (MATURITY VALUE $20,507,430)                                       4.61       03/01/2006       20,504,804
     69,716,333  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
                   (MATURITY VALUE $69,725,261)                                       4.61       03/01/2006       69,716,333
        770,776  BETA FINANCE INCORPORATED SERIES MTN+/-                              4.64       06/02/2006          770,953

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$    81,199,023  BNP PARIBAS REPURCHASE AGREEMENT
                   (MATURITY VALUE $81,209,421)                                       4.61%      03/01/2006   $   81,199,023
     12,502,394  BUCKINGHAM CDO II LLC                                                4.55       03/03/2006       12,499,268
      6,356,489  BUCKINGHAM CDO II LLC                                                4.59       03/24/2006        6,338,119
     20,453,542  BUCKINGHAM CDO II LLC                                                4.58       03/29/2006       20,381,545
     18,454,323  BUCKINGHAM CDO LLC                                                   4.55       03/03/2006       18,449,710
      4,504,495  BUCKINGHAM CDO LLC                                                   4.55       03/07/2006        4,501,117
      2,332,421  BUCKINGHAM CDO LLC                                                   4.55       03/08/2006        2,330,392
      4,100,961  BUCKINGHAM CDO LLC                                                   4.56       03/20/2006        4,091,200
      5,126,201  BUCKINGHAM CDO LLC                                                   4.59       03/30/2006        5,107,542
      8,201,922  CAIRN HIGH GRADE FUNDING I                                           4.54       03/02/2006        8,200,855
      4,100,961  CAIRN HIGH GRADE FUNDING I                                           4.56       03/16/2006        4,093,251
      3,690,865  CAIRN HIGH GRADE FUNDING I                                           4.56       03/21/2006        3,681,601
      5,126,201  CAIRN HIGH GRADE FUNDING I                                           4.56       03/23/2006        5,112,053
      4,511,057  CAIRN HIGH GRADE FUNDING I                                           4.56       03/24/2006        4,498,020
      3,998,437  CAIRN HIGH GRADE FUNDING I                                           4.59       03/31/2006        3,983,363
        410,096  CC USA INCORPORATED+/-                                               4.56       07/14/2006          410,104
        587,053  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.48       03/07/2006          586,612
      1,236,030  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.48       03/10/2006        1,234,633
         54,953  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.46       03/13/2006           54,870
      1,867,372  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.56       03/14/2006        1,864,329
      2,050,480  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.48       03/22/2006        2,045,088
        206,483  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.57       03/23/2006          205,913
      2,654,552  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.54       04/10/2006        2,641,040
      6,151,441  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.57       04/19/2006        6,112,749
      6,221,978  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.71       05/08/2006        6,166,851
      2,443,763  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.73       05/12/2006        2,420,840
      1,025,240  CITIGROUP INCORPORATED+/-                                            4.62       03/20/2006        1,025,158
        341,815  CLIPPER RECEIVABLES CORPORATION                                      4.57       03/20/2006          341,002
      1,435,336  CONCORD MINUTEMAN CAPITAL COMPANY SERIES A                           4.60       04/05/2006        1,428,949
      7,558,686  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-                        4.55       03/06/2006        7,558,686
     13,020,550  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-                        4.55       03/15/2006       13,020,550
      9,227,162  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-                        4.55       03/08/2007        9,227,162
     12,180,469  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     4.55       03/09/2006       12,168,288
      4,962,163  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     4.56       03/13/2006        4,954,719
      3,214,948  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     4.46       03/15/2006        3,209,322
     12,292,630  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     4.56       03/21/2006       12,261,775
         92,272  CREDIT SUISSE BANK+/-                                                4.52       03/21/2006           92,255
        563,882  CREDIT SUISSE FIRST BOSTON+/-                                        4.77       06/19/2006          564,373
      9,022,114  CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD1+/-                   4.61       05/04/2006        9,013,723
        320,285  CULLINAN FINANCE CORPORATION                                         4.75       05/11/2006          317,322
      4,862,304  DEER VALLEY FUNDING LLC                                              4.54       03/03/2006        4,861,089
      1,033,442  DEER VALLEY FUNDING LLC                                              4.51       03/20/2006        1,030,983
     18,440,175  DEER VALLEY FUNDING LLC                                              4.58       03/23/2006       18,389,280
      2,416,491  EIFFEL FUNDING LLC                                                   4.56       03/10/2006        2,413,761
      3,075,721  EIFFEL FUNDING LLC                                                   4.48       03/27/2006        3,065,694
        265,537  EIFFEL FUNDING LLC                                                   4.58       03/28/2006          264,637
      1,378,948  EUREKA SECURITIZATION INCORPORATED                                   4.48       03/09/2006        1,377,569
      2,798,906  FIVE FINANCE INCORPORATED                                            4.57       03/27/2006        2,789,781
        717,668  FIVE FINANCE INCORPORATED                                            4.57       03/28/2006          715,235
      1,031,802  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       4.33       03/16/2006        1,029,862
        205,048  GALAXY FUNDING INCORPORATED                                          4.56       03/21/2006          204,533
        452,131  GEMINI SECURITIZATION INCORPORATED                                   4.41       03/10/2006          451,620
        205,048  GENERAL ELECTRIC CAPITAL+/-                                          4.52       03/29/2006          205,015
      4,721,231  GENERAL ELECTRIC CAPITAL+/-                                          4.91       05/12/2006        4,723,025
      2,462,627  GENERAL ELECTRIC CAPITAL+/-                                          4.62       09/18/2006        2,464,966
      3,280,769  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                        4.65       06/16/2006        3,280,769
        919,435  GEORGE STREET FINANCE LLC                                            4.43       03/13/2006          918,056
     10,457,450  GOLDMAN SACHS GROUP INCORPORATED+/-                                  4.66       06/30/2006       10,457,450
      5,126,201  GOLDMAN SACHS GROUP INCORPORATED+/-                                  4.71       08/16/2006        5,126,201
        333,203  GOLDMAN SACHS GROUP INCORPORATED+/-                                  4.94       08/18/2006          333,560
        171,010  GRAMPIAN FUNDING LIMITED                                             4.44       04/11/2006          170,117
      1,496,851  HBOS TREASURY SERVICES PLC+/-                                        4.55       06/30/2006        1,497,030

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$       521,847  ING AMERICA INSURANCE HOLDINGS INCORPORATED                          4.58%      03/14/2006   $      520,997
     17,224,035  ING USA ANNUITY & LIFE INSURANCE+/-                                  4.72       06/06/2006       17,224,035
      5,126,201  IRISH LIFE & PERMANENT                                               4.46       03/28/2006        5,108,823
        158,092  JUPITER SECURITIZATION CORPORATION                                   4.57       03/20/2006          157,716
        440,853  K2 (USA) LLC                                                         4.46       04/20/2006          438,023
      1,027,496  K2 (USA) LLC SERIES MTN+/-                                           4.63       07/24/2006        1,027,794
     13,123,074  KAUPTHING BANK HF SERIES MTN+/-                                      4.63       03/20/2007       13,122,550
      5,536,297  KLIO FUNDING CORPORATION                                             4.57       03/23/2006        5,521,017
      5,199,198  KLIO II FUNDING CORPORATION                                          4.56       03/17/2006        5,188,800
     10,252,402  KLIO II FUNDING CORPORATION                                          4.59       03/27/2006       10,218,979
      8,504,777  KLIO III FUNDING CORPORATION                                         4.46       03/20/2006        8,484,536
      9,314,717  KLIO III FUNDING CORPORATION                                         4.56       03/23/2006        9,289,009
      2,914,348  KLIO III FUNDING CORPORATION                                         4.49       04/05/2006        2,901,379
      4,306,009  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                             4.61       03/16/2006        4,306,009
        410,096  LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTNG+/-                 4.59       06/02/2006          410,162
     11,775,294  LEXINGTON PARKER CAPITAL CORPORATION                                 4.54       03/06/2006       11,767,993
        496,011  LEXINGTON PARKER CAPITAL CORPORATION                                 4.49       03/14/2006          495,203
        224,938  LEXINGTON PARKER CAPITAL CORPORATION                                 4.45       04/18/2006          223,552
      8,034,602  LEXINGTON PARKER CAPITAL CORPORATION                                 4.71       05/10/2006        7,961,327
     15,378,603  LIBERTY LIGHT US CAPITAL SERIES MTN+/-                               4.57       05/26/2006       15,380,448
        380,364  LIBERTY STREET FUNDING CORPORATION                                   4.57       03/16/2006          379,649
      2,568,637  LINKS FINANCE LLC SERIES MTN+/-                                      4.56       03/15/2006        2,568,585
      7,176,681  LIQUID FUNDING LIMITED+/-                                            4.55       03/03/2006        7,176,681
      4,100,961  LIQUID FUNDING LIMITED                                               4.56       03/06/2006        4,098,418
      3,178,245  LIQUID FUNDING LIMITED                                               4.57       03/10/2006        3,174,653
      7,074,157  LIQUID FUNDING LIMITED                                               4.49       04/04/2006        7,043,526
      5,536,297  LIQUID FUNDING LIMITED+/-                                            4.55       08/14/2006        5,536,297
        205,048  MERRILL LYNCH & COMPANY+/-                                           4.88       04/18/2006          205,062
      1,127,764  MERRILL LYNCH & COMPANY+/-                                           4.69       06/06/2006        1,128,621
        244,212  MONT BLANC CAPITAL CORPORATION                                       4.48       04/10/2006          242,969
        369,086  MORGAN STANLEY+/-                                                    4.80       03/27/2006          369,086
     14,353,363  MORGAN STANLEY+/-                                                    4.63       10/10/2006       14,353,363
     10,252,402  MORGAN STANLEY+/-                                                    4.63       10/30/2006       10,252,402
      3,152,614  MORGAN STANLEY SERIES EXL+/-                                         4.60       08/13/2010        3,153,465
        941,376  NIEUW AMSTERDAM RECEIVABLES CORPORATION                              4.55       03/01/2006          941,376
        375,033  NIEUW AMSTERDAM RECEIVABLES CORPORATION                              4.55       03/09/2006          374,658
        409,276  NIEUW AMSTERDAM RECEIVABLES CORPORATION                              4.60       04/06/2006          407,401
        530,459  NIEUW AMSTERDAM RECEIVABLES CORPORATION                              4.62       06/15/2006          523,054
        205,048  PERRY GLOBAL FUNDING LIMITED                                         4.56       03/01/2006          205,048
        130,821  PERRY GLOBAL FUNDING LIMITED                                         4.86       06/12/2006          129,047
      5,536,297  PREMIUM ASSET TRUST SERIES 2001-2+/-                                 4.87       03/28/2006        5,536,408
      2,408,699  PRUDENTIAL PLC                                                       4.66       04/10/2006        2,396,439
        410,096  PRUDENTIAL PLC                                                       4.72       05/08/2006          406,463
      9,422,983  RACERS TRUST 2004-6-MM+/-                                            4.57       05/22/2006        9,423,736
      5,126,201  ROYAL BANK OF SCOTLAND PLC+/-                                        4.79       11/24/2006        5,129,072
        648,977  ROYAL BANK OF SCOTLAND PLC+/-                                        4.79       11/24/2006          649,340
        102,524  SCALDIS CAPITAL LIMITED                                              4.32       03/27/2006          102,190
        922,716  SCALDIS CAPITAL LIMITED                                              4.49       04/18/2006          917,032
        125,489  SCALDIS CAPITAL LIMITED                                              4.48       04/21/2006          124,669
      5,126,201  SEDNA FINANCE INCORPORATED+/-                                        4.43       12/08/2006        5,126,252
      1,947,956  SLM CORPORATION+/-                                                   4.79       04/25/2006        1,948,112
        410,096  SPINTAB (SWEDMORTGAGE) AB                                            4.40       03/06/2006          409,842
        153,786  SWEDBANK (FORENINGS SPARBANKEN)                                      4.47       04/10/2006          153,003
        123,029  TANGO FINANCE CORPORATION                                            4.35       03/09/2006          122,906
      2,388,810  TANGO FINANCE CORPORATION                                            4.45       04/03/2006        2,378,777
      2,568,637  TANGO FINANCE CORPORATION SERIES MTN+/-                              4.63       10/25/2006        2,569,484
      3,668,514  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                   4.46       03/20/2006        3,659,783
        151,531  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                   4.80       05/15/2006          150,050
     20,504,804  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                            4.76       07/11/2006       20,504,804
      3,940,818  TRAVELERS INSURANCE COMPANY+/-                                       4.64       02/09/2007        3,940,739
      4,100,961  UNICREDITO ITALIANO+/-                                               4.46       03/28/2006        4,100,095
     10,252,402  UNICREDITO ITALIANO NY+/-                                            4.47       06/30/2006       10,250,936
      5,126,201  UNICREDITO ITALIANO SERIES LIB+/-                                    4.58       03/09/2007        5,125,535

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$       410,096  WHISTLEJACKET CAPITAL LIMITED                                        4.56%      03/13/2006   $      409,481
      7,378,859  WHITE PINE FINANCE LLC                                               4.56       03/13/2006        7,367,790
        389,181  WHITE PINE FINANCE LLC                                               4.56       03/15/2006          388,500
      6,270,984  WHITE PINE FINANCE LLC                                               4.57       03/28/2006        6,249,726
      2,050,480  WHITE PINE FINANCE LLC                                               4.67       05/17/2006        2,029,914
      5,331,249  WHITE PINE FINANCE LLC SERIES MTN1+/-                                4.57       06/12/2006        5,332,049

                                                                                                                 791,533,831
                                                                                                              --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $791,754,660)                                                      791,754,660
                                                                                                              --------------

REPURCHASE AGREEMENTS - 4.90%
     21,864,000  BEAR STEARNS COMPANY INCORPORATED - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES(MATURITY VALUE $21,866,794)                  4.60       03/01/2006       21,864,000
     30,000,000  COUNTRYWIDE SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                   SECURITIES (MATURITY VALUE $30,003,833)                            4.60       03/01/2006       30,000,000
     27,363,000  GREENWICH CAPITAL MARKETS INCORPORATED - 102% COLLATERALIZED
                   BY US GOVERNMENT SECURITIES(MATURITY VALUE $27,366,496)            4.60       03/01/2006       27,363,000

TOTAL REPURCHASE AGREEMENTS (COST $79,227,000)                                                                    79,227,000
                                                                                                              --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,667,348,166)*                                  164.09%                                               $2,655,714,443

OTHER ASSETS AND LIABILITIES, NET                       (64.09)                                               (1,037,246,454)
                                                        ------                                                --------------

TOTAL NET ASSETS                                        100.00%                                               $1,618,467,989
                                                        ------                                                --------------

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

NQ FAIR VALUATION NOTES PER EACH FUND

NOTES TO PORTFOLIO OF INVESTMENT
--------------------------------------------------------------------------------

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices.

      Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

OTHER

For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG       Association of Bay Area Governments
ADR        American Depository Receipts
AMBAC      American Municipal Bond Assurance Corporation
AMT        Alternative Minimum Tax
ARM        Adjustable Rate Mortgages
BART       Bay Area Rapid Transit
CDA        Community Development Authority
CDSC       Contingent Deferred Sales Charge
CGIC       Capital Guaranty Insurance Company
CGY        Capital Guaranty Corporation
CMT        Constant Maturity Treasury
COFI       Cost of Funds Index
Connie     Connie Lee Insurance Company
COP        Certificate of Participation
CP         Commercial Paper
CTF        Common Trust Fund
DW&        Department of Water & Power
DWR        Department of Water Resources
EDFA       Education Finance Authority
FFCB       Federal Farm Credit Bank
FGIC       Financial Guaranty Insurance Corporation
FHA        Federal Housing Authority
FHLB       Federal Home Loan Bank
FHLMC      Federal Home Loan Mortgage Corporation
FNMA       Federal National Mortgage Association
FRN        Floating Rate Notes
FSA        Financial Security Assurance, Inc
GDR        Global Depository Receipt
GNMA       Government National Mortgage Association
GO         General Obligation
HFA        Housing Finance Authority
HFFA       Health Facilities Financing Authority
IDA        Industrial Development Authority
IDR        Industrial Development Revenue
LIBOR      London Interbank Offered Rate
LLC        Limited Liability Corporation
LOC        Letter of Credit
LP         Limited Partnership
MBIA       Municipal Bond Insurance Association
MFHR       Multi-Family Housing Revenue
MUD        Municipal Utility District
MTN        Medium Term Note
PCFA       Pollution Control Finance Authority
PCR        Pollution Control Revenue
PFA        Public Finance Authority
PLC        Private Placement
PSFG       Public School Fund Guaranty
RAW        Revenue Anticipation Warrants
RDA        Redevelopment Authority
RDFA       Redevelopment Finance Authority
R&D        Research & Development
SFHR       Single Family Housing Revenue
SFMR       Single Family Mortgage Revenue
SLMA       Student Loan Marketing Association
STEERS     Structured Enhanced Return Trust
TBA        To Be Announced
TRAN       Tax Revenue Anticipation Notes
USD        Unified School District
V/R        Variable Rate
WEBS       World Equity Benchmark Shares
XLCA       XL Capital Assurance

ITEM 2.  CONTROLS AND PROCEDURES
================================

(a) The President and Treasurer have concluded that the Wells Fargo Master Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a) above.

                                  CERTIFICATION

I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Advantage Managed Fixed Income Portfolio, Wells Fargo Advantage Stable Income Portfolio, Wells Fargo Advantage Inflation Protected Bond Portfolio, and Wells Fargo Advantage Total Return Bond Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:  April 21, 2006


/S/ Karla M. Rabusch

Karla M. Rabusch
President
Wells Fargo Master Trust

                                  CERTIFICATION

I, A. Erdem Cimen, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Advantage Managed Fixed Income Portfolio, Wells Fargo Advantage Stable Income Portfolio, Wells Fargo Advantage Inflation Protected Bond Portfolio, and Wells Fargo Advantage Total Return Bond Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:  April 21, 2006


/S/ A. Erdem Cimen

A. Erdem Cimen
Treasurer
Wells Fargo Master Trust

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                                Wells Fargo Master Trust


                                                By:   /S/ Karla M. Rabusch


                                                      Karla M. Rabusch
                                                      President


                                                By:   /S/ A. Erdem Cimen


                                                      A. Erdem Cimen
                                                      Treasurer

Date:  April 21, 2006

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                                Wells Fargo Master Trust


                                                By:   /S/ Karla M. Rabusch


                                                      Karla M. Rabusch
                                                      President


                                                By:   /S/ A. Erdem Cimen


                                                      A. Erdem Cimen
                                                      Treasurer

Date: April 21, 2006